Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 1
Issues
Maturity
Date
Principal
Amount Value
BONDS – 109 .70%
ASSET-BACKED SECURITIES — 3 .74% **
Academic Loan Funding Trust,
Series 2012-1A, Class A2
(LIBOR USD 1-Month plus 1.10%)
1.25% 12/27/44
1,2
$ 21,276,802 $ 21,472,157
Aimco CLO 11 Ltd.,
Series 2020-11A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.38%)
1.60% 10/15/31
1,2,3
7,280,000 7,286,188
Aimco CLO 12 Ltd.,
Series 2020-12A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.21%)
1.44% 01/17/32
1,2,3
48,385,000 48,363,227
Aimco CLO,
Series 2015-AA, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.85%)
1.09% 01/15/28
1,2,3
3,591,254 3,585,149
AMMC CLO 19 Ltd.,
Series 2016-19A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
1.38% 10/16/28
1,2,3
63,810,000 63,743,638
AMMC CLO 23 Ltd.,
Series 2020-23A, Class A1L
(Cayman Islands)
(LIBOR USD 3-Month plus 1.40%)
1.64% 10/17/31
1,2,3
11,960,000 11,981,454
Apidos CLO XXII,
Series 2015-22A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.06%)
1.28% 04/20/31
1,2,3
21,475,000 21,411,842
Barings CLO Ltd.,
Series 2013-IA, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
1.02% 01/20/28
1,2,3
24,776,580 24,728,751
Barings CLO Ltd.,
Series 2016-2A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
1.30% 07/20/28
1,2,3
49,870,000 49,872,234
Barings CLO Ltd.,
Series 2018-3A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
1.17% 07/20/29
1,2,3
35,811,000 35,683,764
Barings CLO Ltd.,
Series 2020-4A, Class A
(Cayman Islands)
(-1.00 X LIBOR USD 3-Month plus 1.22%, 1.22% Cap)
0.00% 01/20/32
1,2,3
19,110,000 19,129,492
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Bayview Commercial Asset Trust,
Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.56%)
0.70% 01/25/35
1,2
$ 1,191,604 $ 1,168,892
Bayview Commercial Asset Trust,
Series 2005-1A, Class A1
(LIBOR USD 1-Month plus 0.45%)
0.60% 04/25/35
1,2
2,523,434 2,416,610
Brazos Education Loan Authority, Inc.,
Series 2012-1, Class A1
(LIBOR USD 1-Month plus 0.70%)
0.85% 12/26/35
2
36,766 36,534
Brazos Higher Education Authority, Inc.,
Series 2010-1, Class A2
(LIBOR USD 3-Month plus 1.20%)
1.41% 02/25/35
2
12,315,000 12,473,851
Brazos Higher Education Authority, Inc.,
Series 2011-1, Class A3
(LIBOR USD 3-Month plus 1.05%)
1.26% 11/25/33
2
16,050,000 16,193,249
Brazos Higher Education Authority, Inc.,
Series 2011-2, Class A3
(LIBOR USD 3-Month plus 1.00%)
1.21% 10/27/36
2
24,361,000 24,413,608
Cedar Funding XII CLO Ltd.,
Series 2020-12A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.27%)
1.51% 10/25/32
1,2,3
4,970,000 4,974,227
CIT Education Loan Trust,
Series 2007-1, Class B
(LIBOR USD 3-Month plus 0.30%)
0.55% 06/25/42
1,2
12,309,843 10,830,917
Clear Creek CLO,
Series 2015-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
1.42% 10/20/30
1,2,3
27,190,000 27,183,556
College Loan Corp. Trust,
Series 2005-2, Class B
(LIBOR USD 3-Month plus 0.49%)
0.73% 01/15/37
2
2,402,899 2,169,502
Dryden 30 Senior Loan Fund,
Series 2013-30A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.82%)
1.04% 11/15/28
1,2,3
19,066,000 19,007,815
Dryden 83 CLO Ltd.,
Series 2020-83A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.22%)
1.46% 01/18/32
1,2,3
29,220,000 29,241,915
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
1.14% 04/15/29
1,2,3
22,948,000 22,854,716

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
2 / December 2020
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Eaton Vance CLO Ltd.,
Series 2013-1A, Class A1RR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.16%)
1.40% 01/15/28
1,2,3
$ 19,660,000 $ 19,661,081
Eaton Vance CLO Ltd.,
Series 2020-1A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
1.90% 10/15/30
1,2,3
34,575,000 34,700,853
ECMC Group Student Loan Trust,
Series 2016-1A, Class A
(LIBOR USD 1-Month plus 1.35%)
1.50% 07/26/66
1,2
36,133,617 36,684,099
Education Loan Asset-Backed Trust I,
Series 2013-1, Class A2
(LIBOR USD 1-Month plus 0.80%)
0.95% 04/26/32
1,2
12,668,038 12,598,809
Educational Funding of the South, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.65%)
0.86% 04/25/35
2
15,880 15,810
Educational Funding of the South, Inc.,
Series 2012-1, Class A
(LIBOR USD 1-Month plus 1.05%)
1.20% 03/25/36
2
10,397,189 10,461,650
EFS Volunteer No. 2 LLC,
Series 2012-1, Class A2
(LIBOR USD 1-Month plus 1.35%)
1.50% 03/25/36
1,2
13,031,279 13,175,870
Flatiron CLO Ltd.,
Series 2015-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.89%)
1.13% 04/15/27
1,2,3
3,969,130 3,967,007
Galaxy XXIX CLO Ltd.,
Series 2018-29A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 0.79%)
1.01% 11/15/26
1,2,3
4,076,052 4,067,283
GCO Education Loan Funding Trust,
Series 2006-1, Class A11L
(LIBOR USD 3-Month plus 0.23%)
0.44% 05/25/36
2
25,000,000 24,268,421
Global SC Finance II SRL,
Series 2014-1A, Class A2
(Barbados)
3.09% 07/17/29
1,3
31,907,792 32,271,607
Goal Capital Funding Trust,
Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
0.66% 08/25/42
2
2,162,662 2,004,570
Goal Structured Solutions Trust,
Series 2015-1, Class A
(LIBOR USD 1-Month plus 0.65%)
0.80% 09/25/41
1,2
18,577,097 18,385,540
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
GoldenTree Loan Management U.S. CLO 8 Ltd.,
Series 2020-8A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.55%)
1.75% 07/20/31
1,2,3
$ 10,025,000 $ 10,060,174
GoldenTree Loan Opportunities IX Ltd.,
Series 2014-9A, Class AR2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.11%)
1.32% 10/29/29
1,2,3
5,445,000 5,442,435
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08% 01/17/73
1
639,830 735,584
J.G. Wentworth XXXII LLC,
Series 2014-2A, Class A
3.61% 01/17/73
1
42,109,902 47,235,991
LCM XIII LP,
Series 13A, Class ARR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
1.36% 07/19/27
1,2,3
25,575,000 25,547,635
LCM XVIII LP,
Series 19A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.24%)
1.48% 07/15/27
1,2,3
19,299,656 19,295,796
LCM XX LP,
Series 20A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.04%)
1.26% 10/20/27
1,2,3
6,945,000 6,937,855
LCM XXI LP,
Series 21A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.88%)
1.10% 04/20/28
1,2,3
32,465,000 32,351,463
Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A2
(LIBOR USD 1-Month plus 0.20%)
0.35% 06/25/37
1,2
236,623 184,017
Limerock CLO III LLC,
Series 2014-3A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
1.42% 10/20/26
1,2,3
18,801,467 18,803,456
Lucali CLO Ltd.,
Series 2020-1A, Class A
(Cayman Islands)
(-1.00 X LIBOR USD 3-Month plus 1.21%, 1.21% Cap)
0.00% 01/15/33
1,2,3
11,550,000 11,547,112
Madison Park Funding XXX Ltd.,
Series 2018-30A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 0.75%)
0.99% 04/15/29
1,2,3
7,077,500 7,017,617

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 3
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Magnetite XVIII Ltd.,
Series 2016-18A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
1.30% 11/15/28
1,2,3
$ 20,600,000 $ 20,583,162
Magnetite XXI Ltd.,
Series 2019-21A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.28%)
1.50% 04/20/30
1,2,3
34,100,000 34,101,705
Magnetite XXV Ltd.,
Series 2020-25A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
1.45% 01/25/32
1,2,3
27,025,000 27,046,697
Magnetite XXVII Ltd.,
Series 2020-27A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.55%)
1.76% 07/20/33
1,2,3
1,660,000 1,663,835
Navient Student Loan Trust,
Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.51%)
0.66% 06/25/31
2
776,484 753,849
Navient Student Loan Trust,
Series 2014-2, Class A
(LIBOR USD 1-Month plus 0.64%)
0.79% 03/25/83
2
37,654,382 37,046,128
Navient Student Loan Trust,
Series 2014-3, Class A
(LIBOR USD 1-Month plus 0.62%)
0.77% 03/25/83
2
64,660,519 63,695,083
Navient Student Loan Trust,
Series 2014-4, Class A
(LIBOR USD 1-Month plus 0.62%)
0.77% 03/25/83
2
96,958,306 94,941,330
Navient Student Loan Trust,
Series 2014-5, Class A
(LIBOR USD 1-Month plus 0.62%)
0.77% 03/25/83
2
77,447,630 76,149,158
Navient Student Loan Trust,
Series 2014-6, Class A
(LIBOR USD 1-Month plus 0.61%)
0.76% 03/25/83
2
40,210,684 39,680,018
Navient Student Loan Trust,
Series 2014-7, Class A
(LIBOR USD 1-Month plus 0.61%)
0.76% 03/25/83
2
83,022,713 81,618,375
Navient Student Loan Trust,
Series 2015-1, Class A2
(LIBOR USD 1-Month plus 0.60%)
0.75% 04/25/40
2
61,208,251 60,326,705
Navient Student Loan Trust,
Series 2015-2, Class A3
(LIBOR USD 1-Month plus 0.57%)
0.72% 11/26/40
2
122,036,122 120,703,150
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust,
Series 2016-1A, Class A
(LIBOR USD 1-Month plus 0.70%)
0.85% 02/25/70
1,2
$ 8,515,373 $ 8,469,531
Navient Student Loan Trust,
Series 2016-7A, Class A
(LIBOR USD 1-Month plus 1.15%)
1.30% 03/25/66
1,2
58,863,749 59,708,344
Navient Student Loan Trust,
Series 2018-3A, Class A3
(LIBOR USD 1-Month plus 0.80%)
0.95% 03/25/67
1,2
35,000,000 34,552,543
Nelnet Student Loan Trust,
Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.45%)
0.66% 08/23/36
1,2
12,410,418 12,230,052
Nelnet Student Loan Trust,
Series 2007-2A, Class A3L
(LIBOR USD 3-Month plus 0.35%)
0.60% 03/25/26
1,2
21,798,912 21,628,144
Nelnet Student Loan Trust,
Series 2012-5A, Class A
(LIBOR USD 1-Month plus 0.60%)
0.75% 10/27/36
1,2
10,945,635 10,832,947
Nelnet Student Loan Trust,
Series 2014-4A, Class A2
(LIBOR USD 1-Month plus 0.95%)
1.10% 11/25/48
1,2
11,630,000 11,663,186
Nelnet Student Loan Trust,
Series 2014-5A, Class A
(LIBOR USD 1-Month plus 0.55%)
0.70% 07/25/46
1,2
60,407,879 59,595,236
Nelnet Student Loan Trust,
Series 2015-1A, Class A
(LIBOR USD 1-Month plus 0.59%)
0.74% 04/25/46
1,2
112,355,000 111,110,523
Nelnet Student Loan Trust,
Series 2015-3A, Class A3
(LIBOR USD 1-Month plus 0.90%)
1.05% 06/25/54
1,2
8,890,000 8,869,685
Neuberger Berman CLO XVI-S Ltd.,
Series 2017-16SA, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 0.85%)
1.09% 01/15/28
1,2,3
1,284,857 1,283,187
Neuberger Berman Loan Advisers CLO 36 Ltd.,
Series 2020-36A, Class A1R
(Cayman Islands)
(-1.00 X LIBOR USD 3-Month plus 1.25%, 1.25% Cap)
0.00% 04/20/33
1,2,3
25,455,000 25,470,426
North Carolina State Education Authority,
Series 2011-1, Class A3
(LIBOR USD 3-Month plus 0.90%)
1.12% 10/25/41
2
16,739,983 16,819,833

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
4 / December 2020
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
OCP CLO Ltd.,
Series 2020-19A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.75%)
2.07% 07/20/31
1,2,3
$ 16,720,000 $ 16,775,176
Octagon Investment Partners 25 Ltd.,
Series 2015-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
1.02% 10/20/26
1,2,3
11,277,678 11,254,505
OHA Credit Funding 7 Ltd.,
Series 2020-7A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.25%)
1.47% 10/19/32
1,2,3
14,400,000 14,415,502
Palmer Square CLO Ltd.,
Series 2020-3A, Class A1A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.37%)
1.60% 11/15/31
1,2,3
32,300,000 32,389,280
Palmer Square Loan Funding Ltd.,
Series 2019-1A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.05%)
1.27% 04/20/27
1,2,3
9,246,588 9,247,103
Palmer Square Loan Funding Ltd.,
Series 2019-4A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
1.11% 10/24/27
1,2,3
56,057,007 55,999,562
Palmer Square Loan Funding Ltd.,
Series 2020-2A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.00%)
1.22% 04/20/28
1,2,3
35,514,554 35,517,455
Park Avenue Institutional Advisers CLO Ltd.,
Series 2021-1A, Class A1A
(Cayman Islands)
(-1.00 X LIBOR USD 3-Month plus 1.39%, 1.39% Cap)
0.00% 01/20/34
1,2,3
50,000,000 50,025,000
PHEAA Student Loan Trust,
Series 2015-1A, Class A
(LIBOR USD 1-Month plus 0.60%)
0.75% 10/25/41
1,2
121,210,094 119,955,001
Recette CLO Ltd.,
Series 2015-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.92%)
1.14% 10/20/27
1,2,3
24,699,463 24,688,486
Residential Asset Mortgage Products Trust,
Series 2005-RZ4, Class M3
(LIBOR USD 1-Month plus 0.78%)
0.93% 11/25/35
2
239,140 238,924
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Riserva CLO Ltd.,
Series 2016-3A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
1.36% 10/18/28
1,2,3
$ 14,945,000 $ 14,948,981
Rockford Tower CLO Ltd.,
Series 2017-2A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.02%)
1.26% 10/15/29
1,2,3
26,680,000 26,693,287
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.19%)
1.41% 10/20/30
1,2,3
1,880,000 1,880,041
Rockford Tower CLO Ltd.,
Series 2020-1A, Class A
(Cayman Islands)
(-1.00 X LIBOR USD 3-Month plus 1.28%, 1.28% Cap)
0.00% 01/20/32
1,2,3
23,840,000 23,853,783
Scholar Funding Trust,
Series 2012-B, Class A2
(LIBOR USD 1-Month plus 1.10%)
1.25% 03/28/46
1,2
20,398,972 20,550,080
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB5, Class A3
(LIBOR USD 1-Month plus 0.28%)
0.43% 06/25/36
2
256,706 204,944
SLC Student Loan Trust,
Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.29%)
0.51% 08/15/31
2
290,198 261,341
SLC Student Loan Trust,
Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.16%)
0.38% 03/15/55
2
9,805,000 9,389,770
SLC Student Loan Trust,
Series 2008-1, Class A4A
(LIBOR USD 3-Month plus 1.60%)
1.82% 12/15/32
2
12,892,734 13,176,417
SLM Student Loan Trust,
Series 2003-12, Class B
(LIBOR USD 3-Month plus 0.59%)
0.81% 03/15/38
2
54,662 50,984
SLM Student Loan Trust,
Series 2003-4, Class A5E
(LIBOR USD 3-Month plus 0.75%)
0.97% 03/15/33
1,2
4,854,152 4,596,938
SLM Student Loan Trust,
Series 2005-9, Class A7A
(LIBOR USD 3-Month plus 0.60%)
0.81% 01/25/41
2
60,147,352 59,369,717
SLM Student Loan Trust,
Series 2006-2, Class A6
(LIBOR USD 3-Month plus 0.17%)
0.38% 01/25/41
2
33,866,665 32,797,220

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 5
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2006-8, Class A6
(LIBOR USD 3-Month plus 0.16%)
0.37% 01/25/41
2
$ 32,989,000 $ 32,183,847
SLM Student Loan Trust,
Series 2007-1, Class A6
(LIBOR USD 3-Month plus 0.14%)
0.35% 01/27/42
2
32,050,000 30,740,938
SLM Student Loan Trust,
Series 2007-1, Class B
(LIBOR USD 3-Month plus 0.22%)
0.43% 01/27/42
2
4,232,268 3,887,673
SLM Student Loan Trust,
Series 2007-3, Class A4
(LIBOR USD 3-Month plus 0.06%)
0.27% 01/25/22
2
2,398,310 2,278,291
SLM Student Loan Trust,
Series 2007-6, Class B
(LIBOR USD 3-Month plus 0.85%)
1.06% 04/27/43
2
4,256,180 3,939,706
SLM Student Loan Trust,
Series 2007-7, Class A4
(LIBOR USD 3-Month plus 0.33%)
0.54% 01/25/22
2
286,246 273,605
SLM Student Loan Trust,
Series 2008-1, Class A4
(LIBOR USD 3-Month plus 0.65%)
0.86% 01/25/22
2
37,778,236 36,551,970
SLM Student Loan Trust,
Series 2008-2, Class A3
(LIBOR USD 3-Month plus 0.75%)
0.96% 04/25/23
2
85,632,886 83,335,133
SLM Student Loan Trust,
Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
1.41% 01/25/83
2
38,874,000 35,489,682
SLM Student Loan Trust,
Series 2008-3, Class A3
(LIBOR USD 3-Month plus 1.00%)
1.21% 10/25/21
2
17,713 17,256
SLM Student Loan Trust,
Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
1.41% 04/26/83
2
2,260,000 2,079,865
SLM Student Loan Trust,
Series 2008-4, Class A4
(LIBOR USD 3-Month plus 1.65%)
1.86% 07/25/22
2
2,094,519 2,086,942
SLM Student Loan Trust,
Series 2008-4, Class B
(LIBOR USD 3-Month plus 1.85%)
2.06% 04/25/73
2
8,849,000 8,525,668
SLM Student Loan Trust,
Series 2008-5, Class A4
(LIBOR USD 3-Month plus 1.70%)
1.91% 07/25/23
2
30,943,499 30,810,984
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
2.06% 07/25/73
2
$ 37,199,000 $ 36,658,383
SLM Student Loan Trust,
Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
1.31% 07/25/23
2
13,062,216 12,759,329
SLM Student Loan Trust,
Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
2.06% 07/26/83
2
31,424,000 30,097,675
SLM Student Loan Trust,
Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
2.06% 07/26/83
2
17,206,000 16,707,038
SLM Student Loan Trust,
Series 2008-8, Class A4
(LIBOR USD 3-Month plus 1.50%)
1.71% 04/25/23
2
2,753,076 2,732,939
SLM Student Loan Trust,
Series 2008-8, Class B
(LIBOR USD 3-Month plus 2.25%)
2.46% 10/25/75
2
625,000 625,714
SLM Student Loan Trust,
Series 2008-9, Class A
(LIBOR USD 3-Month plus 1.50%)
1.71% 04/25/23
2
63,191,442 62,688,984
SLM Student Loan Trust,
Series 2008-9, Class B
(LIBOR USD 3-Month plus 2.25%)
2.46% 10/25/83
2
45,100,000 44,750,741
SLM Student Loan Trust,
Series 2009-3, Class A
(LIBOR USD 1-Month plus 0.75%)
0.90% 01/25/45
1,2
161,662,516 160,862,788
SLM Student Loan Trust,
Series 2011-1, Class A2
(LIBOR USD 1-Month plus 1.15%)
1.30% 10/25/34
2
2,840,362 2,872,159
SLM Student Loan Trust,
Series 2012-1, Class A3
(LIBOR USD 1-Month plus 0.95%)
1.10% 09/25/28
2
620,132 604,477
SLM Student Loan Trust,
Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.70%)
0.85% 01/25/29
2
13,090,455 12,329,809
SLM Student Loan Trust,
Series 2012-3, Class A
(LIBOR USD 1-Month plus 0.65%)
0.80% 12/27/38
2
15,361,163 15,189,136
SLM Student Loan Trust,
Series 2012-7, Class A3
(LIBOR USD 1-Month plus 0.65%)
0.80% 05/26/26
2
22,644,068 21,388,203

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
6 / December 2020
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Student Loan Consolidation Center Student Loan Trust I,
Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61% 07/01/42
1,2
$ 20,900,000 $ 19,278,996
TCI-Flatiron CLO Ltd.,
Series 2016-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.22%)
1.44% 07/17/28
1,2,3
56,745,000 56,745,914
TCI-Flatiron CLO Ltd.,
Series 2016-1A, Class AR2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
1.39% 01/17/32
1,2,3
52,015,000 52,041,007
Treman Park CLO Ltd.,
Series 2015-1A, Class ARR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.07%)
1.29% 10/20/28
1,2,3
21,585,000 21,585,730
Voya CLO Ltd.,
Series 2014-3A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 0.72%)
0.93% 07/25/26
1,2,3
5,834,337 5,825,013
Voya CLO Ltd.,
Series 2020-2A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
1.78% 07/19/31
1,2,3
44,530,000 44,634,291
Wachovia Student Loan Trust,
Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.17%)
0.38% 04/25/40
1,2
137,133 132,531
Total Asset-Backed Securities
(Cost $3,393,430,559) 3,389,179,769
BANK LOANS — 0 .97% *
Automotive — 0 .02%
Panther BF Aggregator 2 LP,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.65% 04/30/26
2
19,622,509 19,593,861
Communications — 0 .22%
CenturyLink, Inc.,
Term Loan A, 1st Lien
(LIBOR plus 2.00%)
2.15% 01/31/25
2
13,582,219 13,385,277
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.40% 03/15/27
2
28,759,624 28,500,788
Charter Communications Operating LLC,
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
1.90% 02/01/27
2
7,969,298 7,936,943
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Communications (continued)
CommScope, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.40% 04/06/26
2
$ 15,569,212 $ 15,499,462
CSC Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.41% 07/17/25
2
3,844,922 3,796,860
2.41% 01/15/26
2
24,867,459 24,556,616
Term Loan B5
(LIBOR plus 2.50%)
2.66% 04/15/27
2
6,947,500 6,904,078
Frontier Communications Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.75%)
5.75% 10/08/21
2
13,775,000 13,878,381
Intelsat Jackson Holdings,
Delayed-Draw Term Loan, 1st Lien (Luxembourg)
(LIBOR plus 5.50%)
6.50% 07/14/21
2,3
5,901,831 6,037,573
Intelsat Jackson Holdings SA,
Term Loan B4, 1st Lien (Luxembourg)
(PRIME plus 3.50%)
6.75% 01/02/24
2,3
2,000,000 2,036,250
Term Loan B5, 1st Lien (Luxembourg)
8.63% 01/02/24
2,3
25,379,651 25,864,657
Level 3 Parent LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.90% 03/01/27
2
22,889,876 22,560,834
Zayo Group Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.00%)
3.15% 03/09/27
2
30,732,237 30,614,225
201,571,944
Consumer Discretionary — 0 .01%
Reynolds Group Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.90% 02/05/23
2
11,617,246 11,588,203
Electric — 0 .03%
Homer City Generation LP,
Term Loan B, 1st Lien
(LIBOR plus 11.00%)
15.00% 04/05/23
2,4,5
5,860,181 4,219,330
Vistra Operations Co., LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.89% 12/31/25
2
21,950,385 21,904,619
1.90% 12/31/25
2
5,307,898 5,296,831
31,420,780

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 7
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Entertainment — 0 .00%
CineWorld Finance U.S., Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
2.77% 02/28/25
2
$ 7,847,638 $ 5,368,255
Finance — 0 .09%
Auris Lux III SA,
Term Loan B, 1st Lien (Luxembourg)
(LIBOR plus 3.75%)
3.90% 02/27/26
2,3
1,477,447 1,431,277
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
2.50% 01/15/25
2
6,520,459 6,485,835
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
3.25% 12/01/27
2
3,000,000 3,006,090
Delos Finance SARL,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
2.00% 10/06/23
2
40,728,731 40,745,634
Telenet Financing USD LLC,
Term Loan AR, 1st Lien
(LIBOR plus 2.00%)
2.16% 04/30/28
2
28,600,000 28,282,826
79,951,662
Food — 0 .02%
Hostess Brands LLC,
Term Loan, 1st Lien
(LIBOR plus 2.25%)
3.00% 08/03/25
2
16,502,882 16,442,316
JBS USA LUX SA,
Term Loan B, 1st Lien (Canada)
(LIBOR plus 2.00%)
2.15% 05/01/26
2,3
1,124,827 1,117,887
17,560,203
Gaming — 0 .02%
Caesars Resort Collection LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
4.65% 07/21/25
2
4,987,500 5,003,859
Churchill Downs, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.15% 12/27/24
2
11,632,670 11,556,360
16,560,219
Health Care — 0 .29%
Avantor Funding, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.50% 11/08/27
2
67,400,000 67,610,962
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Catalent Pharma Solutions, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.25% 05/18/26
2
$ 3,333,414 $ 3,341,747
Change Healthcare Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.50% 03/01/24
2
15,175,280 15,130,741
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.90% 08/01/27
2
94,342,378 93,644,716
Gentiva Health Services, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
3.44% 07/02/25
2
6,027,564 6,012,525
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.10% 11/15/27
2
7,969,500 7,913,474
HCA, Inc.,
Term Loan B12, 1st Lien
(LIBOR plus 1.75%)
1.90% 03/13/25
2
14,812,500 14,829,683
Valeant Pharmaceuticals International, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.90% 11/27/25
2
4,292,763 4,259,795
(LIBOR plus 3.00%)
3.15% 06/02/25
2
46,771,433 46,661,988
259,405,631
Industrials — 0 .06%
Berry Plastics Group, Inc.,
Term Loan Y, 1st Lien
(LIBOR plus 2.00%)
2.15% 07/01/26
2
27,193,920 27,105,675
Clean Harbors, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.90% 06/30/24
2
2,924,242 2,925,164
Mauser Packaging Solutions Holdings,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.48% 04/03/24
2
4,237,069 4,104,661
TransDigm, Inc.,
Term Loan E, 1st Lien
(LIBOR plus 2.25%)
2.40% 05/30/25
2
15,421,669 15,151,019
Term Loan F, 1st Lien
(LIBOR plus 2.25%)
2.40% 12/09/25
2
5,417,430 5,322,354
54,608,873

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
8 / December 2020
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology — 0 .06%
Broadcom, Inc.,
Delayed-Draw Term Loan A3
(LIBOR plus 1.13%)
1.27% 11/04/22
2
$ 9,897,520 $ 9,894,452
IQVIA, Inc.,
Term Loan B1, 1st Lien
(LIBOR plus 1.75%)
1.90% 03/07/24
2
13,182,323 13,137,833
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
1.90% 01/17/25
2
8,906,948 8,874,660
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
2.00% 06/11/25
2
6,385,755 6,355,167
SS&C Technologies, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.90% 04/16/25
2
6,524,714 6,457,444
Term Loan B4, 1st Lien
(LIBOR plus 1.75%)
1.90% 04/16/25
2
5,048,672 4,996,620
Term Loan B5, 1st Lien
(LIBOR plus 1.75%)
1.90% 04/16/25
2
5,380,492 5,331,073
55,047,249
Real Estate Investment Trust (REIT) — 0 .07%
SBA Senior Finance II LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.90% 04/11/25
2
43,953,000 43,566,433
VICI Properties 1 LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.89% 12/20/24
2
19,528,636 19,252,795
62,819,228
Retail — 0 .03%
BC ULC,
Term Loan B, 1st Lien (Canada)
(LIBOR plus 1.75%)
1.90% 11/19/26
2,3
23,790,382 23,500,496
Services — 0 .02%
GFL Environmental, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.00% 12/22/25
2
16,190,475 16,234,270
PowerTeam Services LLC,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
4.25% 03/06/25
2
2,534,653 2,515,643
18,749,913
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Transportation — 0 .03%
American Airlines, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.90% 01/29/27
2
$ 8,100,000 $ 7,006,500
United Airlines, Inc.,
Term Loan, 1st Lien
(LIBOR plus 1.75%)
1.90% 04/01/24
2
18,311,415 17,990,966
24,997,466
Total Bank Loans
(Cost $875,522,836) 882,743,983
CORPORATES — 21 .09% *
Automotive — 0 .01%
Ford Motor Co.
7.45% 07/16/31 200,000 256,845
General Motors Co.
(LIBOR USD 3-Month plus 0.90%)
1.13% 09/10/21
2
8,685,000 8,695,574
8,952,419
Banking — 2 .26%
Bank of America Corp.
2.59% 04/29/31
6
12,385,000 13,273,585
Bank of America Corp.
(MTN)
1.32% 06/19/26
6
13,430,000 13,716,411
2.50% 02/13/31
6
6,292,000 6,658,954
4.08% 03/20/51
6
191,831,000 242,411,051
Discover Bank
(BKNT)
2.70% 02/06/30 10,000,000 10,684,215
3.20% 08/09/21 5,860,000 5,944,400
4.20% 08/08/23 13,795,000 15,107,933
Fifth Third Bancorp
2.55% 05/05/27 75,000 81,742
Global Bank Corp.
(Panama)
5.25% 04/16/29
1,3,6
2,400,000 2,640,375
Grupo Aval Ltd.
(Cayman Islands)
4.38% 02/04/30
1,3
1,175,000 1,253,137
HSBC Holdings PLC
(United Kingdom)
1.59% 05/24/27
3,6
2,795,000 2,843,749
2.01% 09/22/28
3,6
140,605,000 144,160,365
2.36% 08/18/31
3,6
83,280,000 86,192,898
3.95% 05/18/24
3,6
4,734,000 5,108,160
JPMorgan Chase & Co.
2.01% 03/13/26
6
103,935,000 109,409,126
2.18% 06/01/28
6
1,290,000 1,370,948
3.20% 06/15/26 1,765,000 1,975,343
3.21% 04/01/23
6
7,510,000 7,784,140
3.70% 05/06/30
6
12,794,000 14,783,430
4.02% 12/05/24
6
212,805,000 234,529,888
4.20% 07/23/29
6
2,000,000 2,393,546

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 9
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
Lloyds Bank PLC
(United Kingdom)
6.38% 01/21/21
3
$ 4,920,000 $ 4,933,262
Lloyds Banking Group PLC
(United Kingdom)
2.86% 03/17/23
3,6
1,000,000 1,028,047
2.91% 11/07/23
3,6
133,775,000 139,565,538
3.87% 07/09/25
3,6
7,745,000 8,545,826
3.90% 03/12/24
3
36,376,000 40,026,642
4.05% 08/16/23
3
29,990,000 32,792,951
Santander UK Group Holdings PLC
(United Kingdom)
3.37% 01/05/24
3,6
69,825,000 73,469,781
4.80% 11/15/24
3,6
114,250,000 127,120,833
Santander UK PLC
(United Kingdom)
5.00% 11/07/23
1,3
60,000 66,281
Wells Fargo & Co.
3.07% 04/30/41
6
141,205,000 153,829,538
Wells Fargo & Co.
(MTN)
2.39% 06/02/28
6
135,185,000 144,049,571
2.88% 10/30/30
6
172,698,000 188,594,214
4.48% 04/04/31
6
15,205,000 18,615,046
5.01% 04/04/51
6
135,198,000 192,484,595
2,047,445,521
Communications — 3 .83%
AT&T, Inc.
2.55% 12/01/33
1
114,000 117,177
3.50% 09/15/53
1
36,278,000 36,471,373
3.80% 12/01/57
1
268,099,000 281,051,077
4.30% 12/15/42 40,660,000 47,623,834
4.50% 05/15/35 48,155,000 58,350,179
4.75% 05/15/46 151,527,000 187,202,690
4.85% 03/01/39 4,620,000 5,743,213
5.25% 03/01/37 158,179,000 205,190,041
(LIBOR USD 3-Month plus 1.18%)
1.40% 06/12/24
2
50,000 51,240
C&W Senior Financing DAC
(Ireland)
6.88% 09/15/27
1,3
3,150,000 3,410,253
Cable One, Inc.
4.00% 11/15/30
1
2,752,000 2,868,960
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25% 02/01/31
1
56,199,000 59,331,251
4.50% 08/15/30
1
68,186,000 72,956,974
4.75% 03/01/30
1
6,192,000 6,688,908
5.13% 05/01/27
1
5,545,000 5,887,980
5.38% 06/01/29
1
18,207,000 19,980,180
CenturyLink, Inc.
4.00% 02/15/27
1
15,364,000 15,838,028
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.75% 02/15/28 100,000 112,295
4.80% 03/01/50 15,318,000 18,209,272
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
5.38% 04/01/38 $ 2,030,000 $ 2,549,286
5.38% 05/01/47 72,022,000 90,419,672
5.75% 04/01/48 26,342,000 34,439,004
CSC Holdings LLC
3.38% 02/15/31
1
7,038,000 6,956,225
5.38% 02/01/28
1
621,000 664,470
5.50% 04/15/27
1
3,945,000 4,190,164
6.50% 02/01/29
1
6,447,000 7,291,073
6.75% 11/15/21 4,216,000 4,413,625
Frontier Communications Corp.
5.00% 05/01/28
1
6,605,000 6,892,210
Intelsat Jackson Holdings SA
(Luxembourg)
5.50% 08/01/23
3,7,8
28,726,000 19,533,680
8.50% 10/15/24
1,3,7,8
118,259,000 84,555,185
9.75% 07/15/25
1,3,7,8
43,003,000 31,074,478
Koninklijke KPN NV
(Netherlands)
8.38% 10/01/30
3
12,904,000 18,332,820
Level 3 Financing, Inc.
3.63% 01/15/29
1
16,784,000 16,802,035
3.88% 11/15/29
1
65,951,000 73,392,581
4.25% 07/01/28
1
22,250,000 22,961,349
4.63% 09/15/27
1
25,955,000 27,154,900
5.38% 01/15/24 1,147,000 1,161,251
5.38% 05/01/25 4,763,000 4,888,029
Qwest Corp.
7.25% 09/15/25 9,409,000 11,126,142
SES GLOBAL Americas Holdings GP
5.30% 03/25/44
1
50,505,000 55,437,710
SES SA
(Luxembourg)
3.60% 04/04/23
1,3
16,882,000 17,869,591
Sirius XM Radio, Inc.
3.88% 08/01/22
1
1,910,000 1,938,650
Sprint Corp.
7.88% 09/15/23 12,820,000 14,859,021
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
3.36% 09/20/21
1
32,303,250 32,626,283
4.74% 03/20/25
1
94,486,000 102,632,110
5.15% 03/20/28
1
297,914,000 345,580,240
TEGNA, Inc.
5.50% 09/15/24
1
148,000 150,637
Time Warner Cable LLC
4.50% 09/15/42 18,977,000 22,268,909
5.50% 09/01/41 30,584,000 39,425,569
5.88% 11/15/40 12,377,000 16,609,315
T-Mobile USA, Inc.
3.88% 04/15/30
1
186,908,000 216,710,481
4.38% 04/15/40
1
6,315,000 7,712,952
4.50% 02/01/26 3,639,000 3,727,100
4.50% 04/15/50
1
5,000,000 6,176,300
4.75% 02/01/28 16,028,000 17,233,145
6.00% 03/01/23 48,736,000 48,857,840
6.00% 04/15/24 54,708,000 55,447,105

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
10 / December 2020
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Verizon Communications, Inc.
4.40% 11/01/34 $ 9,800,000 $ 12,247,208
ViacomCBS, Inc.
3.45% 10/04/26 2,913,000 3,179,960
4.20% 05/19/32 47,870,000 57,660,921
4.95% 01/15/31 26,385,000 33,169,757
5.85% 09/01/43 11,842,000 16,511,707
Virgin Media Secured Finance PLC
(United Kingdom)
4.50% 08/15/30
1,3
62,175,000 65,312,119
5.50% 08/15/26
1,3
19,102,000 19,878,019
5.50% 05/15/29
1,3
71,116,000 77,185,039
Vodafone Group PLC
(United Kingdom)
4.25% 09/17/50
3
59,101,000 73,389,612
4.88% 06/19/49
3
159,972,500 214,155,277
5.25% 05/30/48
3
67,026,500 93,518,939
Walt Disney Co. (The)
2.65% 01/13/31 122,725,000 134,708,434
2.75% 09/01/49 2,000,000 2,120,147
3.50% 05/13/40 80,500,000 94,761,942
4.63% 03/23/40 46,500,000 62,264,380
5.40% 10/01/43 5,000,000 7,330,097
3,468,539,620
Consumer Discretionary — 0 .97%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide,
Inc.
4.70% 02/01/36 2,033,000 2,581,155
4.90% 02/01/46 89,164,000 116,296,303
Anheuser-Busch InBev Worldwide, Inc.
4.35% 06/01/40 75,050,000 92,332,350
4.38% 04/15/38 2,780,000 3,446,476
4.60% 04/15/48 29,578,000 37,494,560
4.60% 06/01/60 63,922,000 82,370,137
5.45% 01/23/39 2,000,000 2,720,427
Bacardi Ltd.
(Bermuda)
4.70% 05/15/28
1,3
10,826,000 12,858,713
5.15% 05/15/38
1,3
12,881,000 16,515,553
5.30% 05/15/48
1,3
39,836,000 55,438,684
BAT Capital Corp.
2.73% 03/25/31 42,230,000 43,775,166
3.98% 09/25/50 13,755,000 14,404,111
4.39% 08/15/37 66,445,000 74,726,788
4.54% 08/15/47 106,416,000 118,356,915
4.76% 09/06/49 20,502,000 23,847,259
5.28% 04/02/50 5,356,000 6,637,640
BAT International Finance PLC
(EMTN)
(United Kingdom)
2.25% 09/09/52
3
11,770,000 13,608,198
Reynolds American, Inc.
5.70% 08/15/35 34,320,000 42,918,020
5.85% 08/15/45 93,287,000 119,270,641
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Consumer Discretionary (continued)
Spectrum Brands, Inc.
6.13% 12/15/24 $ 1,369,000 $ 1,401,408
881,000,504
Electric — 0 .60%
Alliant Energy Finance LLC
3.75% 06/15/23
1
31,081,000 33,323,681
American Electric Power Co., Inc.,
Series F
2.95% 12/15/22 4,511,000 4,713,922
American Electric Power Co., Inc.,
Series J
4.30% 12/01/28 8,480,000 10,141,918
Appalachian Power Co.
4.45% 06/01/45 100,000 128,882
Appalachian Power Co.,
Series Z
3.70% 05/01/50 9,450,000 11,379,290
Black Hills Corp.
4.35% 05/01/33 40,000 48,575
Cleco Power LLC
6.00% 12/01/40 150,000 204,470
Consolidated Edison Co. of New York, Inc.
3.70% 11/15/59 5,740,000 6,700,687
Consolidated Edison Co. of New York, Inc.,
Series E
4.65% 12/01/48 14,546,000 19,428,918
Duke Energy Carolinas LLC
4.00% 09/30/42 11,040,000 13,619,748
4.25% 12/15/41 16,458,000 21,023,889
Evergy Missouri West, Inc.
8.27% 11/15/21 75,000 79,562
Evergy, Inc.
4.85% 06/01/21 2,521,000 2,538,308
FirstEnergy Corp.,
Series C
3.40% 03/01/50 5,000,000 4,815,324
FirstEnergy Transmission LLC
4.35% 01/15/25
1
23,330,000 25,521,794
4.55% 04/01/49
1
13,175,000 15,439,994
5.45% 07/15/44
1
24,625,000 31,545,184
Jersey Central Power & Light Co.
4.30% 01/15/26
1
4,980,000 5,576,105
4.70% 04/01/24
1
42,747,000 46,797,475
6.40% 05/15/36 11,630,000 15,053,177
LG&E & KU Energy LLC
4.38% 10/01/21 14,595,000 14,881,510
Metropolitan Edison Co.
3.50% 03/15/23
1
10,715,000 11,164,008
4.00% 04/15/25
1
35,719,000 38,806,821
4.30% 01/15/29
1
16,746,000 19,016,669
Minejesa Capital BV
(Netherlands)
5.63% 08/10/37
1,3
4,400,000 4,855,125

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 11
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
Mong Duong Finance Holdings BV,
Series REGS
(Netherlands)
5.13% 05/07/29
3
$ 13,350,000 $ 14,078,910
Narragansett Electric Co. (The)
3.40% 04/09/30
1
6,655,000 7,556,522
Pennsylvania Electric Co.
3.25% 03/15/28
1
125,000 133,416
4.15% 04/15/25
1
28,335,000 30,977,541
Perusahaan Listrik Negara PT,
Series REGS (EMTN)
(Indonesia)
6.15% 05/21/48
3
8,400,000 11,076,187
PNM Resources, Inc.
3.25% 03/09/21 34,395,000 34,531,483
Public Service Co. of New Mexico
3.85% 08/01/25 14,390,000 15,862,007
5.35% 10/01/21 5,065,000 5,188,286
Southwestern Electric Power Co.
3.55% 02/15/22 15,882,000 16,311,813
Southwestern Electric Power Co.,
Series K
2.75% 10/01/26 36,488,000 39,622,651
Tucson Electric Power Co.
4.85% 12/01/48 8,755,000 12,063,334
544,207,186
Energy — 2 .64%
Antero Resources Corp.
5.00% 03/01/25 77,293,000 73,573,274
5.13% 12/01/22 19,312,000 19,292,688
5.63% 06/01/23 13,209,000 13,010,865
8.38% 07/15/26
1
7,007,000 7,136,630
BP Capital Markets America, Inc.
3.00% 02/24/50 5,060,000 5,205,285
3.63% 04/06/30 27,985,000 32,626,908
Cheniere Energy Partners LP
5.25% 10/01/25 7,040,000 7,231,840
Ecopetrol SA
(Colombia)
5.88% 05/28/45
3
3,600,000 4,364,100
Endeavor Energy Resources LP/EER Finance, Inc.
5.50% 01/30/26
1
2,377,000 2,443,615
5.75% 01/30/28
1
2,109,000 2,278,142
Energy Transfer Operating LP
3.75% 05/15/30 18,620,000 19,929,042
4.20% 04/15/27 10,000,000 11,036,402
4.90% 03/15/35 5,160,000 5,640,944
4.95% 06/15/28 11,678,000 13,468,503
5.00% 05/15/50 25,618,000 27,937,761
5.15% 03/15/45 78,180,000 83,785,913
5.25% 04/15/29 16,405,000 19,137,884
5.30% 04/15/47 6,591,000 7,308,806
5.50% 06/01/27 52,203,000 61,524,625
6.13% 12/15/45 15,976,000 18,928,504
6.25% 04/15/49 8,491,000 10,285,172
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
Enterprise Products Operating LLC
4.85% 03/15/44 $ 5,000,000 $ 6,216,656
EQT Corp.
3.90% 10/01/27 25,383,000 25,264,334
Exxon Mobil Corp.
3.45% 04/15/51 875,000 1,001,964
3.57% 03/06/45 1,433,000 1,655,780
4.11% 03/01/46 2,129,000 2,630,958
4.23% 03/19/40 131,363,000 163,926,889
4.33% 03/19/50 102,008,000 134,037,718
Hess Corp.
4.30% 04/01/27 15,205,000 16,858,544
5.60% 02/15/41 40,953,000 49,677,485
5.80% 04/01/47 13,974,000 17,806,299
6.00% 01/15/40 5,095,000 6,298,694
HollyFrontier Corp.
5.88% 04/01/26 15,800,000 17,647,842
KazMunayGas National Co. JSC,
Series REGS
(Kazakhstan)
5.75% 04/19/47
3
15,807,000 21,241,051
Kinder Morgan Energy Partners LP
4.70% 11/01/42 5,000,000 5,743,103
5.00% 08/15/42 5,775,000 6,797,223
5.40% 09/01/44 5,000,000 6,267,802
5.80% 03/15/35 9,835,000 12,376,213
Kinder Morgan, Inc.
5.30% 12/01/34 13,970,000 17,233,549
5.55% 06/01/45 13,681,000 17,682,261
6.95% 06/01/28 5,465,000 6,876,864
Kinder Morgan, Inc.
(GMTN)
7.80% 08/01/31 150,000 216,784
NGPL Pipe Co. LLC
4.38% 08/15/22
1
22,454,000 23,406,027
Noble Energy, Inc.
5.05% 11/15/44 8,018,000 11,301,787
Occidental Petroleum Corp.
4.40% 08/15/49 7,000,000 5,912,503
4.50% 07/15/44 16,521,000 14,264,799
Pertamina Persero PT
(Indonesia)
3.10% 08/27/30
1,3
44,071,000 47,265,084
Petrobras Global Finance BV
(Netherlands)
5.09% 01/15/30
3
40,263,000 45,122,744
Petroleos del Peru SA,
Series REGS
(Peru)
4.75% 06/19/32
3
21,996,000 25,460,370
Petroleos Mexicanos
(Mexico)
5.95% 01/28/31
3
11,085,000 11,029,575
6.50% 01/23/29
3
80,000 83,072
6.63% 06/15/35
3
47,662,000 47,259,495
6.75% 09/21/47
3
148,565,000 139,518,134

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
12 / December 2020
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
6.95% 01/28/60
3
$ 34,555,000 $ 32,564,632
7.69% 01/23/50
3
112,817,000 113,945,170
Petronas Capital Ltd.
(Malaysia)
3.50% 04/21/30
1,3
10,487,000 12,084,170
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29 31,332,000 32,865,524
3.80% 09/15/30 5,000,000 5,381,685
4.50% 12/15/26 3,896,000 4,373,001
4.65% 10/15/25 50,090,000 56,135,863
Rockies Express Pipeline LLC
4.80% 05/15/30
1
4,075,000 4,192,319
4.95% 07/15/29
1
79,995,000 83,282,522
6.88% 04/15/40
1
44,867,000 49,287,745
Ruby Pipeline LLC
7.75% 04/01/22
1
59,594,000 58,700,090
Sabine Pass Liquefaction LLC
5.00% 03/15/27 9,915,000 11,720,060
5.63% 03/01/25 8,892,000 10,388,187
5.75% 05/15/24 6,616,000 7,571,327
Saudi Arabian Oil Co.,
Series REGS (EMTN)
(Saudi Arabia)
4.25% 04/16/39
3
5,663,000 6,629,674
Shell International Finance BV
(Netherlands)
4.00% 05/10/46
3
20,553,000 25,786,881
4.38% 05/11/45
3
18,500,000 24,399,696
Southern Co. Gas Capital Corp.
4.40% 05/30/47 50,000 62,997
5.88% 03/15/41 4,527,000 6,590,928
Southern Gas Corridor CJSC,
Series REGS
(Azerbaijan)
6.88% 03/24/26
3
27,592,000 33,472,683
Sunoco Logistics Partners Operations LP
3.90% 07/15/26 26,439,000 28,926,170
4.00% 10/01/27 12,583,000 13,825,516
5.30% 04/01/44 6,630,000 7,179,108
5.35% 05/15/45 4,421,000 4,893,586
5.40% 10/01/47 119,561,000 133,858,753
Targa Resources Partners LP/Targa Resources Partners
Finance Corp.
6.88% 01/15/29 7,086,000 7,992,357
TC PipeLines LP
4.38% 03/13/25 27,645,000 31,179,833
4.65% 06/15/21 6,108,000 6,151,884
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 26,170,000 26,431,700
Transocean Phoenix 2 Ltd.
(Cayman Islands)
7.75% 10/15/24
1,3
15,728,400 15,335,190
Transocean Pontus Ltd.
(Cayman Islands)
6.13% 08/01/25
1,3
19,083,480 18,188,751
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
Transocean Poseidon Ltd.
(Cayman Islands)
6.88% 02/01/27
1,3
$ 31,359,000 $ 28,615,088
Transocean Proteus Ltd.
(Cayman Islands)
6.25% 12/01/24
1,3
13,473,000 12,715,144
USA Compression Partners LP/USA Compression Finance
Corp.
6.88% 04/01/26 22,772,000 23,839,438
6.88% 09/01/27 16,019,000 17,128,636
Williams Cos., Inc. (The)
3.90% 01/15/25 772,000 856,854
4.30% 03/04/24 8,994,000 9,919,474
4.55% 06/24/24 10,196,000 11,409,790
5.40% 03/04/44 5,000,000 6,192,945
6.30% 04/15/40 38,555,000 51,109,588
2,389,413,465
Entertainment — 0 .02%
Live Nation Entertainment, Inc.
4.75% 10/15/27
1
6,140,000 6,302,618
5.63% 03/15/26
1
14,000,000 14,436,916
20,739,534
Finance — 3 .14%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.30% 01/23/23
3
16,075,000 16,782,555
3.50% 05/26/22
3
24,610,000 25,410,932
3.65% 07/21/27
3
16,845,000 18,315,354
3.88% 01/23/28
3
5,015,000 5,389,829
3.95% 02/01/22
3
103,630,000 106,590,480
4.13% 07/03/23
3
2,815,000 3,014,542
4.45% 12/16/21
3
20,560,000 21,177,046
4.63% 07/01/22
3
3,030,000 3,188,995
4.88% 01/16/24
3
34,985,000 38,304,786
Air Lease Corp.
2.25% 01/15/23 18,850,000 19,367,106
3.00% 09/15/23 28,655,000 30,096,405
3.25% 03/01/25 19,930,000 21,257,612
3.25% 10/01/29 5,000,000 5,282,844
3.50% 01/15/22 48,195,000 49,605,501
3.75% 02/01/22 26,209,000 26,911,232
4.25% 09/15/24 5,554,000 6,120,315
4.63% 10/01/28 2,000,000 2,295,242
Air Lease Corp.
(MTN)
2.30% 02/01/25 40,320,000 41,780,840
3.00% 02/01/30 2,000,000 2,058,339
4.25% 02/01/24 5,000,000 5,432,634
Alta Wind Holdings LLC
7.00% 06/30/35
1,4,5
3,937,432 4,637,030
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.88% 02/15/25
1,3
43,160,000 44,052,536
3.63% 05/01/22
1,3
15,545,000 15,886,332

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 13
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
3.95% 07/01/24
1,3
$ 35,499,000 $ 37,513,342
5.13% 10/01/23
1,3
67,451,000 72,247,851
5.25% 05/15/24
1,3
22,545,000 24,512,422
5.50% 01/15/23
1,3
14,689,000 15,626,748
Citigroup, Inc.
2.57% 06/03/31
6
102,145,000 108,963,584
2.67% 01/29/31
6
30,000,000 32,216,162
3.20% 10/21/26 18,015,000 20,150,274
Daimler Finance North America LLC
3.75% 11/05/21
1
5,103,000 5,245,939
(LIBOR USD 3-Month plus 0.90%)
1.12% 02/15/22
1,2
54,915,000 55,337,387
Discover Financial Services
3.85% 11/21/22 8,794,000 9,358,605
Ford Motor Credit Co. LLC
3.20% 01/15/21 15,464,000 15,491,062
3.22% 01/09/22 98,287,000 99,444,384
3.34% 03/18/21 59,245,000 59,457,214
3.34% 03/28/22 46,346,000 47,025,653
3.47% 04/05/21 23,000,000 23,071,875
4.25% 09/20/22 19,823,000 20,493,017
5.09% 01/07/21 76,500,000 76,691,250
5.75% 02/01/21 59,254,000 59,476,203
(LIBOR USD 3-Month plus 0.81%)
1.05% 04/05/21
2
13,740,000 13,739,530
(LIBOR USD 3-Month plus 0.88%)
1.10% 10/12/21
2
58,605,000 57,913,166
(LIBOR USD 3-Month plus 1.08%)
1.30% 08/03/22
2
11,865,000 11,614,850
(LIBOR USD 3-Month plus 1.27%)
1.52% 03/28/22
2
62,180,000 61,127,463
(LIBOR USD 3-Month plus 3.14%)
3.38% 01/07/22
2
12,075,000 12,159,297
GE Capital Funding LLC
4.40% 05/15/30
1
45,125,000 53,235,404
GE Capital International Funding Co.
(Ireland)
4.42% 11/15/35
3
381,292,000 454,358,395
General Motors Financial Co., Inc.
3.15% 06/30/22 11,161,000 11,554,848
3.20% 07/06/21 31,220,000 31,558,440
3.45% 04/10/22 24,235,000 24,962,790
3.55% 04/09/21 65,795,000 66,306,137
4.20% 03/01/21 26,759,000 26,837,662
4.20% 11/06/21 132,055,000 136,020,572
4.38% 09/25/21 91,205,000 93,681,218
(LIBOR USD 3-Month plus 0.85%)
1.07% 04/09/21
2
10,000,000 10,010,671
Goldman Sachs Group, Inc. (The)
2.91% 06/05/23
6
4,605,000 4,773,795
3.27% 09/29/25
6
64,750,000 70,915,968
3.69% 06/05/28
6
6,397,000 7,368,779
3.81% 04/23/29
6
1,390,000 1,596,497
3.85% 01/26/27 140,000 159,842
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Nationwide Building Society
(United Kingdom)
3.62% 04/26/23
1,3,6
$ 7,320,000 $ 7,606,348
3.77% 03/08/24
1,3,6
51,430,000 54,749,596
4.36% 08/01/24
1,3,6
104,478,000 113,614,986
Park Aerospace Holdings Ltd.
(Cayman Islands)
3.63% 03/15/21
1,3
9,990,000 10,018,332
4.50% 03/15/23
1,3
10,746,000 11,266,686
5.50% 02/15/24
1,3
96,095,000 104,878,166
Pipeline Funding Co. LLC
7.50% 01/15/30
1
22,818,952 30,338,956
Raymond James Financial, Inc.
4.95% 07/15/46 51,046,000 70,144,424
2,847,794,277
Food — 0 .60%
JBS USA LLC/JBS USA Finance, Inc.
(Canada)
6.75% 02/15/28
1,3
2,000,000 2,248,125
Kraft Heinz Foods Co.
3.00% 06/01/26 4,512,000 4,716,168
3.75% 04/01/30
1
79,250,000 85,003,896
4.38% 06/01/46 36,318,000 39,205,630
4.63% 10/01/39
1
78,035,000 87,022,276
5.00% 07/15/35 34,302,000 41,307,858
5.00% 06/04/42 68,120,000 80,033,669
5.20% 07/15/45 33,111,000 39,428,190
6.50% 02/09/40 6,240,000 8,455,148
6.75% 03/15/32 3,475,000 4,620,021
6.88% 01/26/39 52,639,000 73,630,144
Kroger Co. (The)
5.40% 01/15/49 12,720,000 18,504,206
Pilgrim's Pride Corp.
5.88% 09/30/27
1
4,269,000 4,634,561
Post Holdings, Inc.
4.63% 04/15/30
1
30,060,000 31,659,492
5.00% 08/15/26
1
5,332,000 5,514,541
5.50% 12/15/29
1
5,748,000 6,279,834
5.63% 01/15/28
1
10,230,000 10,970,652
5.75% 03/01/27
1
2,991,000 3,170,460
546,404,871
Gaming — 0 .03%
Caesars Entertainment, Inc.
6.25% 07/01/25
1
19,342,000 20,623,937
Caesars Resort Collection LLC/CRC Finco, Inc.
5.75% 07/01/25
1
7,000,000 7,425,792
MGM Resorts International
6.00% 03/15/23 30,000 32,321
28,082,050
Health Care — 3 .30%
AbbVie, Inc.
3.80% 03/15/25 64,888,000 72,908,721
4.05% 11/21/39 2,025,000 2,456,134
4.25% 11/21/49 74,862,000 94,319,107

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
14 / December 2020
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
4.40% 11/06/42 $ 96,331,000 $ 120,961,450
4.45% 05/14/46 26,681,000 34,049,231
4.50% 05/14/35 14,647,000 18,417,527
4.88% 11/14/48 18,457,000 25,067,206
Aetna, Inc.
4.13% 11/15/42 6,375,000 7,601,481
Alcon Finance Corp.
2.60% 05/27/30
1
32,600,000 34,718,960
2.75% 09/23/26
1
5,000,000 5,476,617
Amgen, Inc.
4.40% 05/01/45 21,063,000 26,751,070
Bausch Health Americas, Inc.
9.25% 04/01/26
1
2,722,000 3,049,647
Bausch Health Cos., Inc.
(Canada)
7.00% 03/15/24
1,3
41,694,000 42,934,396
Bayer U.S. Finance II LLC
3.95% 04/15/45
1
10,790,000 12,141,376
4.25% 12/15/25
1
18,962,000 21,703,591
4.38% 12/15/28
1
118,100,000 139,003,641
4.40% 07/15/44
1
53,566,000 62,985,246
4.63% 06/25/38
1
36,299,000 44,604,039
4.88% 06/25/48
1
110,606,000 142,686,460
5.50% 08/15/25
1
13,932,000 16,385,204
5.50% 07/30/35
1
3,820,000 4,820,142
Bayer U.S. Finance LLC
3.38% 10/08/24
1
9,055,000 9,896,450
Becton Dickinson and Co.
2.82% 05/20/30 23,095,000 25,430,046
3.30% 03/01/23 10,000,000 10,530,200
3.36% 06/06/24 2,235,000 2,427,356
Catalent Pharma Solutions, Inc.
4.88% 01/15/26
1
7,001,000 7,165,944
5.00% 07/15/27
1
13,935,000 14,740,861
Centene Corp.
3.00% 10/15/30 212,359,000 225,344,753
3.38% 02/15/30 5,175,000 5,463,740
4.25% 12/15/27 75,412,000 80,111,299
4.63% 12/15/29 44,767,000 49,758,744
4.75% 01/15/25 2,785,000 2,861,532
5.38% 06/01/26
1
1,000,000 1,056,250
Cigna Corp.
3.20% 03/15/40 4,157,000 4,589,417
3.88% 10/15/47 31,272,000 37,139,369
4.50% 02/25/26 6,097,000 7,152,672
4.80% 08/15/38 35,478,000 46,308,389
4.80% 07/15/46 38,613,000 51,017,390
4.90% 12/15/48 3,025,000 4,166,851
CommonSpirit Health
2.76% 10/01/24 11,198,000 12,040,441
2.78% 10/01/30 17,835,000 19,012,025
3.35% 10/01/29 37,085,000 40,957,276
CVS Health Corp.
4.78% 03/25/38 23,581,000 29,913,034
4.88% 07/20/35 22,450,000 29,216,190
5.05% 03/25/48 123,050,000 166,529,812
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
5.13% 07/20/45 $ 106,790,000 $ 143,998,072
Elanco Animal Health, Inc.
4.91% 08/27/21 20,850,000 21,358,219
5.27% 08/28/23 37,890,000 41,465,869
5.90% 08/28/28 12,539,000 14,835,204
Encompass Health Corp.
4.50% 02/01/28 2,950,000 3,093,813
4.75% 02/01/30 39,000,000 41,844,660
Fresenius Medical Care U.S. Finance II, Inc.
5.88% 01/31/22
1
8,964,000 9,442,081
Hackensack Meridian Health, Inc.,
Series 2020
2.68% 09/01/41 35,000,000 35,205,749
2.88% 09/01/50 13,880,000 14,416,609
HCA, Inc.
4.13% 06/15/29 10,936,000 12,708,880
4.50% 02/15/27 2,431,000 2,829,881
4.75% 05/01/23 8,906,000 9,715,870
5.00% 03/15/24 70,701,000 79,599,805
5.13% 06/15/39 65,000 83,330
5.25% 04/15/25 7,749,000 9,053,660
5.25% 06/15/26 37,878,000 44,904,978
5.25% 06/15/49 189,251,000 250,371,846
5.50% 06/15/47 31,561,000 42,133,935
Hologic, Inc.
3.25% 02/15/29
1
10,792,000 11,001,095
Humana, Inc.
3.13% 08/15/29 19,439,000 21,494,806
Kaiser Foundation Hospitals
4.88% 04/01/42 1,246,000 1,718,196
Memorial Sloan-Kettering Cancer Center,
Series 2015
4.20% 07/01/55 7,210,000 9,689,906
Methodist Hospital (The),
Series 20A
2.71% 12/01/50 27,355,000 28,138,179
Molina Healthcare, Inc.
3.88% 11/15/30
1
34,915,000 37,525,631
4.38% 06/15/28
1
17,429,000 18,353,801
5.38% 11/15/22 16,345,000 17,335,916
NYU Langone Hospitals,
Series 2020
3.38% 07/01/55 4,300,000 4,503,912
Partners Healthcare System, Inc.,
Series 2020
3.34% 07/01/60 14,765,000 16,968,592
Royalty Pharma PLC
(United Kingdom)
0.75% 09/02/23
1,3
11,885,000 11,944,473
1.75% 09/02/27
1,3
16,295,000 16,758,819
Teleflex, Inc.
4.25% 06/01/28
1
75,000 79,594
Tenet Healthcare Corp.
4.63% 09/01/24
1
37,212,000 38,686,066
4.63% 06/15/28
1
10,872,000 11,458,898
4.88% 01/01/26

24,522,000 25,683,116

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 15
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
5.13% 11/01/27
1
$ 24,999,000 $ 26,530,189
UnitedHealth Group, Inc.
3.88% 08/15/59 10,320,000 13,464,593
4.25% 04/15/47 13,825,000 18,426,983
4.25% 06/15/48 21,000,000 28,208,872
4.45% 12/15/48 11,116,000 15,659,499
4.75% 07/15/45 13,910,000 19,644,965
2,986,209,849
Industrials — 0 .49%
Amcor Finance USA, Inc.
3.63% 04/28/26 11,781,000 13,220,843
4.50% 05/15/28 4,285,000 5,123,974
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Ireland)
4.13% 08/15/26
1,3
7,959,000 8,337,052
Ball Corp.
4.00% 11/15/23 9,532,000 10,234,032
General Electric Co.
4.13% 10/09/42 6,416,000 7,538,113
4.25% 05/01/40 17,785,000 21,053,846
General Electric Co.
(GMTN)
6.88% 01/10/39 4,273,000 6,301,318
General Electric Co.
(MTN)
5.88% 01/14/38 102,907,000 139,617,040
(LIBOR USD 3-Month plus 0.38%)
0.60% 05/05/26
2
9,790,000 9,422,524
(LIBOR USD 3-Month plus 0.48%)
0.70% 08/15/36
2
11,550,000 8,489,250
General Electric Co.,
Series A (MTN)
6.75% 03/15/32 48,228,000 67,704,738
General Electric Co.,
Series NOTZ (MTN)
(LIBOR USD 3-Month plus 1.00%)
1.24% 04/15/23
2
10,789,000 10,839,423
Graphic Packaging International LLC
3.50% 03/15/28
1
2,540,000 2,637,695
4.13% 08/15/24 1,325,000 1,419,267
4.75% 07/15/27
1
6,346,000 7,051,993
4.88% 11/15/22 5,665,000 5,954,000
L3Harris Technologies, Inc.
3.95% 05/28/24 12,890,000 14,171,651
Mauser Packaging Solutions Holding Co.
5.50% 04/15/24
1
2,344,000 2,393,669
OI European Group BV
(Netherlands)
4.00% 03/15/23
1,3
3,364,000 3,441,793
PowerTeam Services LLC
9.03% 12/04/25
1
18,441,000 20,544,409
Sealed Air Corp.
4.00% 12/01/27
1
6,930,000 7,415,100
4.88% 12/01/22
1
6,050,000 6,367,061
5.13% 12/01/24
1
3,255,000 3,558,122
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
5.25% 04/01/23
1
$ 3,800,000 $ 4,051,351
5.50% 09/15/25
1
21,591,000 24,198,658
Trivium Packaging Finance BV
(Netherlands)
5.50% 08/15/26
1,3
28,140,000 29,808,795
440,895,717
Information Technology — 0 .27%
Broadcom, Inc.
3.13% 10/15/22 62,850,000 65,800,095
3.63% 10/15/24 23,025,000 25,310,147
Fiserv, Inc.
3.20% 07/01/26 20,905,000 23,426,725
4.40% 07/01/49 5,000,000 6,692,342
Intel Corp.
4.60% 03/25/40 38,510,000 51,012,153
IQVIA, Inc.
5.00% 05/15/27
1
4,072,000 4,336,639
Oracle Corp.
3.60% 04/01/40 25,000,000 29,341,465
3.60% 04/01/50 29,020,000 33,874,123
SS&C Technologies, Inc.
5.50% 09/30/27
1
3,053,000 3,264,481
243,058,170
Insurance — 0 .59%
Aon Corp.
2.80% 05/15/30 9,966,000 10,920,110
Berkshire Hathaway, Inc.
4.50% 02/11/43 5,000,000 6,805,938
Farmers Exchange Capital
7.05% 07/15/28
1
13,283,000 16,549,232
7.20% 07/15/48
1
18,415,000 24,593,803
Farmers Exchange Capital II
6.15% 11/01/53
1,6
61,460,000 78,668,800
Farmers Exchange Capital III
5.45% 10/15/54
1,6
68,575,000 84,518,688
Farmers Insurance Exchange
4.75% 11/01/57
1,6
17,080,000 18,846,375
Massachusetts Mutual Life Insurance Co.
3.38% 04/15/50
1
1,435,000 1,572,097
Nationwide Mutual Insurance Co.
2.51% 12/15/24
1,6
35,439,000 35,432,909
New York Life Insurance Co.
3.75% 05/15/50
1
45,590,000 54,688,981
Teachers Insurance & Annuity Association of America
3.30% 05/15/50
1
148,750,000 162,405,091
4.27% 05/15/47
1
12,071,000 15,206,157
4.38% 09/15/54
1,6
19,950,000 21,296,625
531,504,806
Materials — 0 .32%
Corp. Nacional del Cobre de Chile,
Series REGS
(Chile)
3.15% 01/14/30
3
30,738,000 33,638,899

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
16 / December 2020
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Materials (continued)
Indonesia Asahan Aluminium Persero PT
(Indonesia)
6.53% 11/15/28
1,3
$ 9,000,000 $ 11,341,406
Indonesia Asahan Aluminium Persero PT,
Series REGS
(Indonesia)
6.53% 11/15/28
3
2,067,000 2,604,743
6.76% 11/15/48
3
13,119,000 17,952,531
International Flavors & Fragrances, Inc.
5.00% 09/26/48 131,549,000 177,525,490
Nutrition & Biosciences, Inc.
2.30% 11/01/30
1
9,950,000 10,257,519
3.27% 11/15/40
1
20,000,000 21,523,170
3.47% 12/01/50
1
17,500,000 19,045,711
293,889,469
Real Estate Investment Trust (REIT) — 1 .01%
American Campus Communities Operating Partnership LP
3.30% 07/15/26 21,300,000 23,278,391
3.63% 11/15/27 7,095,000 7,806,663
3.75% 04/15/23 45,679,000 48,522,456
3.88% 01/30/31 9,260,000 10,393,149
4.13% 07/01/24 4,095,000 4,473,621
Boston Properties LP
3.25% 01/30/31 42,590,000 47,123,335
4.13% 05/15/21 350,000 351,476
CyrusOne LP/CyrusOne Finance Corp.
2.15% 11/01/30 7,265,000 7,099,286
2.90% 11/15/24 86,883,000 92,920,065
3.45% 11/15/29 7,045,000 7,604,869
GLP Capital LP/GLP Financing II, Inc.
3.35% 09/01/24 33,037,000 34,801,176
4.00% 01/15/30 30,000 32,678
5.25% 06/01/25 70,067,000 79,048,188
5.30% 01/15/29 34,755,000 40,276,874
5.38% 11/01/23 33,993,000 37,168,628
5.38% 04/15/26 98,421,000 113,139,368
5.75% 06/01/28 34,128,000 40,522,393
Healthcare Realty Trust, Inc.
2.05% 03/15/31 5,590,000 5,627,777
3.88% 05/01/25 20,446,000 22,334,274
Healthcare Trust of America Holdings LP
2.00% 03/15/31 17,940,000 17,981,331
3.10% 02/15/30 5,095,000 5,557,493
3.75% 07/01/27 18,945,000 21,505,399
Healthpeak Properties, Inc.
3.00% 01/15/30 5,530,000 6,082,613
3.88% 08/15/24 19,274,000 21,553,601
4.20% 03/01/24 15,709,000 17,521,979
4.25% 11/15/23 1,768,000 1,936,880
Highwoods Realty LP
3.20% 06/15/21 25,000 25,098
Hudson Pacific Properties LP
3.95% 11/01/27 12,607,000 13,897,525
4.65% 04/01/29 9,585,000 11,204,174
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Kilroy Realty LP
3.45% 12/15/24 $ 28,590,000 $ 31,013,470
Life Storage LP
3.88% 12/15/27 6,960,000 7,961,556
MGM Growth Properties Operating Partnership LP/MGP
Finance Co.-Issuer, Inc.
4.50% 01/15/28 1,322,000 1,411,156
5.63% 05/01/24 10,000 10,880
Mid-America Apartments LP
4.30% 10/15/23 9,636,000 10,519,035
SBA Communications Corp.
4.88% 09/01/24 2,524,000 2,588,943
SL Green Operating Partnership LP
3.25% 10/15/22 44,126,000 45,539,609
(LIBOR USD 3-Month plus 0.98%)
1.20% 08/16/21
2
21,735,000 21,687,164
SL Green Realty Corp.
4.50% 12/01/22 15,845,000 16,674,222
Ventas Realty LP
3.50% 02/01/25 12,540,000 13,825,239
3.75% 05/01/24 9,705,000 10,600,157
4.00% 03/01/28 2,000,000 2,286,497
WEA Finance LLC
3.15% 04/05/22
1
6,330,000 6,440,047
Welltower, Inc.
3.75% 03/15/23 175,000 185,928
910,534,663
Retail — 0 .27%
1011778 BC ULC/New Red Finance, Inc.
(Canada)
3.50% 02/15/29
1,3
40,257,000 40,411,225
Alimentation Couche-Tard, Inc.
(Canada)
2.95% 01/25/30
1,3
9,334,000 10,220,572
3.55% 07/26/27
1,3
9,320,000 10,467,523
3.80% 01/25/50
1,3
72,902,000 86,581,769
Family Dollar Stores, Inc.
5.00% 02/01/21 17,730,000 17,791,122
Lowe's Cos., Inc.
4.05% 05/03/47 2,000,000 2,510,495
McDonald's Corp.
(MTN)
4.70% 12/09/35 5,000,000 6,528,529
Starbucks Corp.
3.35% 03/12/50 9,130,000 10,246,982
Walgreens Boots Alliance, Inc.
3.45% 06/01/26 42,647,000 47,201,336
4.80% 11/18/44 13,049,000 14,865,759
246,825,312
Services — 0 .34%
DP World Crescent Ltd.
(Cayman Islands)
4.85% 09/26/28
1,3
7,600,000 8,873,000

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 17
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Services (continued)
Emory University,
Series 2020
2.97% 09/01/50 $ 4,755,000 $ 5,090,237
Gartner, Inc.
3.75% 10/01/30
1
6,750,000 7,129,755
Georgetown University (The),
Series 20A
2.94% 04/01/50 5,000,000 5,063,276
GFL Environmental, Inc.
(Canada)
3.75% 08/01/25
1,3
10,268,000 10,543,953
5.13% 12/15/26
1,3
3,974,000 4,247,775
Global Payments, Inc.
4.15% 08/15/49 7,000,000 8,610,204
IHS Markit Ltd.
(Bermuda)
4.00% 03/01/26
1,3
17,806,000 20,439,775
4.13% 08/01/23
3
28,228,000 30,736,481
4.75% 02/15/25
1,3
34,306,000 39,412,448
4.75% 08/01/28
3
2,767,000 3,412,832
5.00% 11/01/22
1,3
83,285,000 89,181,979
Pomona College,
Series A
2.89% 01/01/51 20,365,000 21,781,562
Service Corp. International/U.S.
4.63% 12/15/27 1,922,000 2,050,534
Waste Pro USA, Inc.
5.50% 02/15/26
1
44,027,000 45,145,506
William Marsh Rice University
3.77% 05/15/55 5,735,000 7,521,578
309,240,895
Transportation — 0 .40%
America West Airlines Pass-Through Trust,
Series 2001-1, Class G
7.10% 04/02/21 1,379,639 1,383,793
American Airlines Pass-Through Trust,
Series 2011-1, Class A
5.25% 01/31/21 1,440,108 1,438,903
American Airlines Pass-Through Trust,
Series 2013-1, Class A
4.00% 07/15/25 12,964,834 11,026,669
American Airlines Pass-Through Trust,
Series 2013-2, Class A
4.95% 01/15/23 14,451,686 13,789,046
American Airlines Pass-Through Trust,
Series 2017-2, Class AA
3.35% 10/15/29 17,246,330 16,935,722
Continental Airlines Pass-Through Trust,
Series 2000-2, Class A1
7.71% 04/02/21 461,483 464,425
Continental Airlines Pass-Through Trust,
Series 2007-1, Class A
5.98% 04/19/22 47,257,917 47,848,391
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Transportation (continued)
Continental Airlines Pass-Through Trust,
Series 2007-1, Class B
6.90% 04/19/22 $ 171,674 $ 170,869
Continental Airlines Pass-Through Trust,
Series 2010-1, Class A
4.75% 01/12/21 312,714 312,714
Delta Air Lines Pass-Through Trust,
Series 2002-1, Class G1
6.72% 01/02/23 29,453,763 30,445,719
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00% 06/10/28 87,450,908 87,687,221
Empresa de Transporte de Pasajeros Metro SA
(Chile)
3.65% 05/07/30
1,3
9,660,000 10,879,575
JetBlue Airways Pass-Through Trust,
Series 2020-1, Class A
4.00% 11/15/32 10,650,000 11,477,121
Northwest Airlines Pass-Through Trust,
Series 2001-1, Class A1
7.04% 04/01/22 2,741,402 2,657,066
SMBC Aviation Capital Finance DAC
(Ireland)
3.00% 07/15/22
1,3
20,315,000 20,861,660
U.S. Airways Pass-Through Trust,
Series 2001-1G, Class G
7.08% 03/20/21 268,109 269,144
U.S. Airways Pass-Through Trust,
Series 2010-1, Class A
6.25% 04/22/23 13,172,520 12,558,162
U.S. Airways Pass-Through Trust,
Series 2011-1, Class A
7.13% 10/22/23 2,525,940 2,336,760
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 32,353,053 32,050,481
U.S. Airways Pass-Through Trust,
Series 2012-2, Class A
4.63% 06/03/25 7,894 7,091
Union Pacific Corp.
3.84% 03/20/60 2,000,000 2,479,668
3.88% 02/01/55 5,000,000 6,162,181
United Airlines Pass-Through Trust,
Series 2013-1, Class A
4.30% 08/15/25 13,240,849 13,411,458
United Airlines Pass-Through Trust,
Series 2018-1, Class AA
3.50% 03/01/30 31,720,423 31,155,568
357,809,407
Total Corporates
(Cost $17,412,506,491) 19,102,547,735

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
18 / December 2020
Issues
Maturity
Date
Principal
Amount Value
FOREIGN GOVERNMENT OBLIGATIONS — 0 .87%
Foreign Government Obligations — 0 .87%
Abu Dhabi Government International Bond,
Series REGS
(United Arab Emirates)
2.50% 09/30/29
3
$ 38,500,000 $ 41,634,477
Chile Government International Bond
(Chile)
2.45% 01/31/31
3
2,200,000 2,360,875
2.55% 01/27/32
3
4,000,000 4,310,000
Colombia Government International Bond
(Colombia)
3.00% 01/30/30
3
20,859,000 21,937,410
3.88% 04/25/27
3
13,311,000 14,839,103
5.20% 05/15/49
3
2,102,000 2,677,097
Croatia Government International Bond,
Series REGS
(Croatia)
6.00% 01/26/24
3
18,065,000 20,799,318
Dominican Republic International Bond
(Dominican Republic)
4.50% 01/30/30
1,3
9,595,000 10,482,538
Dominican Republic International Bond,
Series REGS
(Dominican Republic)
4.88% 09/23/32
3
12,000,000 13,339,200
6.00% 07/19/28
3
22,498,000 27,042,596
Egypt Government International Bond
(Egypt)
5.58% 02/21/23
1,3
4,700,000 4,974,273
7.60% 03/01/29
1,3
3,550,000 4,093,150
Hungary Government International Bond
(Hungary)
5.38% 03/25/24
3
23,298,000 26,619,083
Indonesia Government International Bond
(Indonesia)
2.85% 02/14/30
3
12,786,000 13,830,616
Mexico Government International Bond
(Mexico)
2.66% 05/24/31
3
98,754,000 101,741,309
3.77% 05/24/61
3
21,481,000 22,426,164
4.50% 04/22/29
3
11,767,000 13,836,521
Mexico Government International Bond
(MTN)
(Mexico)
4.75% 03/08/44
3
8,694,000 10,389,330
Panama Government International Bond
(Panama)
2.25% 09/29/32
3
11,400,000 11,784,750
3.16% 01/23/30
3
57,474,000 63,824,877
3.88% 03/17/28
3
13,200,000 15,206,812
Paraguay Government International Bond
(Paraguay)
4.95% 04/28/31
1,3
3,477,000 4,220,244
Perusahaan Penerbit SBSN Indonesia III
(Indonesia)
2.80% 06/23/30
1,3
17,340,000 18,431,878
Issues
Maturity
Date
Principal
Amount Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Perusahaan Penerbit SBSN Indonesia III,
Series REGS
(Indonesia)
4.15% 03/29/27
3
$ 5,100,000 $ 5,865,797
Peruvian Government International Bond
(Peru)
2.84% 06/20/30
3
28,449,000 31,569,856
4.13% 08/25/27
3
31,282,000 36,828,924
Qatar Government International Bond,
Series REGS
(Qatar)
4.50% 04/23/28
3
30,438,000 36,915,206
4.63% 06/02/46
3
11,215,000 14,915,950
Republic of South Africa Government International Bond
(South Africa)
4.30% 10/12/28
3
19,507,000 20,378,573
4.85% 09/30/29
3
27,985,000 29,764,671
5.75% 09/30/49
3
8,800,000 8,846,842
Russian Foreign Bond - Eurobond,
Series REGS
(Russia)
4.25% 06/23/27
3
7,200,000 8,240,400
4.38% 03/21/29
3
19,200,000 22,412,160
4.75% 05/27/26
3
9,400,000 10,865,460
Saudi Government International Bond
(Saudi Arabia)
2.75% 02/03/32
1,3
3,080,000 3,260,950
3.75% 01/21/55
1,3
4,255,000 4,659,225
4.00% 04/17/25
1,3
8,420,000 9,418,402
Saudi Government International Bond,
Series REGS (EMTN)
(Saudi Arabia)
3.25% 10/22/30
3
10,350,000 11,436,750
3.63% 03/04/28
3
24,942,000 28,029,820
4.50% 10/26/46
3
8,741,000 10,613,322
Uruguay Government International Bond
(Uruguay)
4.38% 10/27/27
3
8,644,547 10,253,038
4.38% 01/23/31
3
10,570,000 12,999,448
Total Foreign Government Obligations
(Cost $734,133,903) 788,076,415
MORTGAGE-BACKED — 37 .90% **
Non-Agency Commercial Mortgage-Backed — 0 .97%
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2018-PARK, Class A
4.09% 08/10/38
1,6
122,930,000 144,321,396
Bayview Commercial Asset Trust,
Series 2004-1, Class A
(LIBOR USD 1-Month plus 0.54%)
0.69% 04/25/34
1,2
20,156 20,144
Bayview Commercial Asset Trust,
Series 2004-2, Class A
(LIBOR USD 1-Month plus 0.65%)
0.79% 08/25/34
1,2
189,920 185,584

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 19
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
BB-UBS Trust,
Series 2012-SHOW, Class A
3.43% 11/05/36
1
$ 8,640,000 $ 9,027,356
Benchmark Mortgage Trust,
Series 2018-B2, Class A5
3.88% 02/15/51
6
7,085,000 8,252,316
BX Trust,
Series 2019-OC11, Class A
3.20% 12/09/41
1
42,270,000 46,566,944
CALI Mortgage Trust,
Series 2019-101C, Class A
3.96% 03/10/39
1
80,255,000 94,207,432
CALI Mortgage Trust,
Series 2019-101C, Class XA (IO)
0.30% 03/10/39
1,6
272,551,000 6,125,843
Century Plaza Towers,
Series 2019-CPT, Class A
2.87% 11/13/39
1
32,645,000 36,048,545
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A4
3.76% 06/10/48 10,000,000 11,206,344
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.05% 10/10/46 440,000 477,170
DC Office Trust,
Series 2019-MTC, Class A
2.97% 09/15/45
1
31,135,000 34,460,554
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class A
3.55% 09/10/35
1,6
1,362,500 1,497,351
Hudson Yards Mortgage Trust,
Series 2019-30HY, Class A
3.23% 07/10/39
1
84,915,000 96,560,922
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class A
2.94% 12/10/41
1,6
81,025,000 90,752,619
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1, Class A5
3.91% 01/15/49 8,610,000 9,832,477
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-OSB, Class A
3.40% 06/05/39
1
50,000 57,326
Lehman Brothers Small Balance Commercial Mortgage Trust,
Series 2007-1A, Class 2A3
5.62% 03/25/37
1,6
1,293,698 1,244,847
MKT Mortgage Trust,
Series 2020-525M, Class A
2.69% 02/12/40
1
70,000 75,567
Natixis Commercial Mortgage Securities Trust,
Series 2020-2PAC, Class A
2.97% 12/15/38
1
55,000 57,576
One Bryant Park Trust,
Series 2019-OBP, Class A
2.52% 09/15/54
1
147,667,000 158,649,977
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Queens Center Mortgage Trust,
Series 2013-QCA, Class A
3.28% 01/11/37
1
$ 15,810,000 $ 16,487,259
RBS Commercial Funding, Inc., Trust,
Series 2013-GSP, Class A
3.83% 01/15/32
1,6
48,830,000 51,606,702
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A1
3.87% 01/05/43
1,6
48,465,000 51,261,040
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B
4.14% 01/05/43
1,6
8,710,000 8,368,903
877,352,194
Non-Agency Mortgage-Backed — 5 .85%
Aames Mortgage Trust,
Series 2002-1, Class A3 (STEP-reset date 02/25/21)
7.40% 06/25/32 35,244 35,853
Accredited Mortgage Loan Trust,
Series 2007-1, Class A4
(LIBOR USD 1-Month plus 0.22%)
0.37% 02/25/37
2
31,406,428 31,029,454
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN1, Class A1
(LIBOR USD 1-Month plus 0.64%)
0.79% 05/25/34
2
169,232 156,487
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-HE3, Class A2C
(LIBOR USD 1-Month plus 0.30%)
0.45% 06/25/36
2
3,041,720 2,544,917
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-ASP2, Class A1
(LIBOR USD 1-Month plus 0.38%)
0.53% 06/25/37
2
38,054,859 31,324,735
Adjustable Rate Mortgage Trust,
Series 2005-10, Class 6A1
(LIBOR USD 1-Month plus 0.54%)
0.69% 01/25/36
2
265,766 256,232
Adjustable Rate Mortgage Trust,
Series 2006-3, Class 4A32
(LIBOR USD 1-Month plus 0.40%)
0.55% 08/25/36
2
3,575,691 3,604,832
Aegis Asset-Backed Securities Trust,
Series 2005-5, Class 1A4
(LIBOR USD 1-Month plus 0.70%)
0.85% 12/25/35
2
99,618 98,951
Ajax Mortgage Loan Trust,
Series 2019-F, Class A1 (STEP-reset date 01/25/21)
2.86% 07/25/59
1
222,199 230,506
Alternative Loan Trust,
Series 2004-J6, Class 2A1
6.50% 11/25/31 6,876 7,183

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
20 / December 2020
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Alternative Loan Trust,
Series 2005-38, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
1.50%)
2.11% 09/25/35
2
$ 426,773 $ 374,216
Alternative Loan Trust,
Series 2005-76, Class 2A1
(Federal Reserve US 12-Month Cumulative Average plus
1.00%)
1.61% 02/25/36
2
47,529,777 46,712,060
Alternative Loan Trust,
Series 2005-84, Class 1A1
2.68% 02/25/36
6
39,499 31,604
Alternative Loan Trust,
Series 2006-HY13, Class 4A1
3.67% 02/25/37
6
1,282,050 1,253,767
Alternative Loan Trust,
Series 2006-OC5, Class 2A2A
(LIBOR USD 1-Month plus 0.34%)
0.49% 06/25/46
2
74,414 94,265
Alternative Loan Trust,
Series 2007-J1, Class 2A1
(LIBOR USD 1-Month plus 0.20%)
0.35% 03/25/37
2
582,356 118,027
American Home Mortgage Assets Trust,
Series 2006-3, Class 2A12
(Federal Reserve US 12-Month Cumulative Average plus
1.15%)
1.76% 10/25/46
2
41,694,494 34,569,005
American Home Mortgage Assets Trust,
Series 2007-2, Class A1
(LIBOR USD 1-Month plus 0.13%)
0.27% 03/25/47
2
19,942,498 18,275,461
American Home Mortgage Investment Trust,
Series 2004-3, Class 2A
(LIBOR USD 6-Month plus 1.50%)
1.74% 10/25/34
2
5,336,727 5,366,281
Ameriquest Mortgage Securities Trust,
Series 2006-R1, Class M1
(LIBOR USD 1-Month plus 0.39%)
0.54% 03/25/36
2
11,586,951 11,566,972
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-
Through Certificates,
Series 2004-R10, Class A1
(LIBOR USD 1-Month plus 0.66%)
0.81% 11/25/34
2
14,009,999 13,430,564
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-
Through Certificates,
Series 2005-R11, Class M1
(LIBOR USD 1-Month plus 0.68%)
0.82% 01/25/36
2
3,883,240 3,892,738
Amresco Residential Securities Corp. Mortgage Loan Trust,
Series 1998-1, Class A5 (STEP-reset date 02/25/21)
6.72% 10/25/27 25,817 26,260
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-W2, Class M1
(LIBOR USD 1-Month plus 0.74%)
0.88% 10/25/35
2
$ 250,000 $ 248,082
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-W3, Class A1
(LIBOR USD 1-Month plus 0.52%)
0.67% 11/25/35
2
14,810,805 14,465,901
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-W3, Class M1
(LIBOR USD 1-Month plus 0.66%)
0.81% 11/25/35
2
19,840,000 19,328,053
Asset-Backed Funding Certificates,
Series 2005-HE1, Class M1
(LIBOR USD 1-Month plus 0.63%)
0.78% 03/25/35
2
2,367,325 2,367,587
Asset-Backed Funding Certificates,
Series 2006-OPT3, Class A3B
(LIBOR USD 1-Month plus 0.32%)
0.47% 11/25/36
2
48,415,518 29,365,677
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A2A
(LIBOR USD 1-Month plus 0.75%)
0.90% 06/25/37
2
27,765,964 25,186,025
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A2B
(LIBOR USD 1-Month plus 1.00%)
1.15% 06/25/37
2
20,284,009 18,677,232
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE5, Class A1
(LIBOR USD 1-Month plus 0.13%)
0.27% 07/25/36
2
7,076,367 6,734,022
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE6, Class A5
(LIBOR USD 1-Month plus 0.23%)
0.38% 11/25/36
2
18,411,000 16,707,428
Banc of America Funding Trust,
Series 2003-2, Class 1A1
6.50% 06/25/32 11,975 12,295
Banc of America Funding Trust,
Series 2006-D, Class 3A1
3.56% 05/20/36
6
4,327,769 4,118,551
Banc of America Funding Trust,
Series 2006-E, Class 2A1
3.40% 06/20/36
6
61,348 58,503
Banc of America Funding Trust,
Series 2006-G, Class 2A1
(LIBOR USD 1-Month plus 0.44%)
0.59% 07/20/36
2
2,112,574 2,130,990
Banc of America Funding Trust,
Series 2006-H, Class 3A1
3.08% 09/20/46
6
997,392 910,592

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 21
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Funding Trust,
Series 2014-R8, Class A1
(LIBOR USD 1-Month plus 0.24%)
0.39% 06/26/36
1,2
$ 430,970 $ 434,665
Banc of America Funding Trust,
Series 2015-R2, Class 1A1
(LIBOR USD 1-Month plus 0.14%)
0.29% 08/27/36
1,2
17,596,990 16,782,257
Banc of America Funding Trust,
Series 2015-R2, Class 3A1
(LIBOR USD 1-Month plus 0.26%)
0.41% 04/29/37
1,2
289,027 291,575
Banc of America Funding Trust,
Series 2015-R2, Class 9A1
(LIBOR USD 1-Month plus 0.22%)
0.36% 03/27/36
1,2
713,063 718,575
Banc of America Funding Trust,
Series 2015-R5, Class 1A2
(LIBOR USD 1-Month plus 0.13%)
0.28% 10/26/36
1,2
40,148,768 39,239,273
Banc of America Funding Trust,
Series 2016-R1, Class A1
2.50% 03/25/40
1,6
12,214,150 12,330,776
Banc of America Funding Trust,
Series 2016-R1, Class B2
3.50% 03/25/40
1,6
23,780,000 22,042,236
Banc of America Mortgage Trust,
Series 2004-F, Class 1A1
2.88% 07/25/34
6
29,038 28,952
Banc of America Mortgage Trust,
Series 2005-C, Class 2A2
3.83% 04/25/35
6
286,749 293,863
Banc of America Mortgage Trust,
Series 2006-2, Class A2
(-1.00 X LIBOR USD 1-Month plus 6.00%, 6.00% Cap)
6.00% 07/25/46
2
97,762 95,945
Banc of America Mortgage Trust,
Series 2007-1, Class 1A24
6.00% 03/25/37 647,269 650,640
Banc of America Mortgage Trust,
Series 2007-3, Class 1A1
6.00% 09/25/37 296,641 298,251
BCAP LLC Trust,
Series 2007-AA2, Class 2A5
6.00% 04/25/37 265,890 195,095
BCAP LLC Trust,
Series 2007-AA5, Class A1
(LIBOR USD 1-Month plus 1.30%)
1.45% 09/25/47
2
18,632,623 18,389,349
Bear Stearns ALT-A Trust,
Series 2005-4, Class 22A2
3.58% 05/25/35
6
12,881 13,021
Bear Stearns ALT-A Trust,
Series 2005-7, Class 11A1
(LIBOR USD 1-Month plus 0.54%)
0.69% 08/25/35
2
170,513 172,293
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bear Stearns ALT-A Trust,
Series 2006-4, Class 32A1
3.24% 07/25/36
6
$ 1,670,988 $ 1,110,265
Bear Stearns ARM Trust,
Series 2004-1, Class 13A2
3.91% 04/25/34
6
7,303 7,170
Bear Stearns ARM Trust,
Series 2004-10, Class 14A1
2.62% 01/25/35
6
2,349,711 2,341,446
Bear Stearns ARM Trust,
Series 2006-4, Class 2A1
2.95% 10/25/36
6
382,870 353,541
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-AC5, Class 2A3
(LIBOR USD 1-Month plus 0.25%)
0.40% 08/25/20
2
1,483,025 843,165
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-AC2, Class 21A3
6.00% 03/25/36 390,435 409,812
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-HE9, Class 3A
(LIBOR USD 1-Month plus 0.14%)
0.29% 11/25/36
2
6,824,592 6,388,317
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC7, Class A1 (STEP-reset date 02/25/21)
5.50% 01/25/34 573,424 590,849
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC7, Class A2 (STEP-reset date 02/25/21)
5.75% 01/25/34 516,981 533,491
Bear Stearns Mortgage Funding Trust,
Series 2006-AR3, Class 1A1
(LIBOR USD 1-Month plus 0.18%)
0.33% 10/25/36
2
1,414,502 1,246,833
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5, Class 1A1
(LIBOR USD 1-Month plus 0.16%)
0.31% 12/25/46
2
19,328,782 18,091,561
Bear Stearns Mortgage Funding Trust,
Series 2007-AR5, Class 1A1A
(LIBOR USD 1-Month plus 0.17%)
0.32% 06/25/47
2
423,451 397,004
Carrington Mortgage Loan Trust,
Series 2005-NC5, Class M1
(LIBOR USD 1-Month plus 0.72%)
0.87% 10/25/35
2
280,855 281,302
Carrington Mortgage Loan Trust,
Series 2006-NC1, Class A4
(LIBOR USD 1-Month plus 0.31%)
0.46% 01/25/36
2
38,918,655 38,707,167
Carrington Mortgage Loan Trust,
Series 2006-OPT1, Class M1
(LIBOR USD 1-Month plus 0.35%)
0.50% 02/25/36
2
155,000 152,132

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
22 / December 2020
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Centex Home Equity Loan Trust,
Series 2006-A, Class AV4
(LIBOR USD 1-Month plus 0.25%)
0.40% 06/25/36
2
$ 956,929 $ 951,092
Chase Funding Trust,
Series 2003-5, Class 2A2
(LIBOR USD 1-Month plus 0.60%)
0.75% 07/25/33
2
3,059 2,845
Chase Funding Trust,
Series 2004-2, Class 2A2
(LIBOR USD 1-Month plus 0.50%)
0.65% 02/26/35
2
5,668 5,031
Chase Mortgage Finance Trust,
Series 2006-A1, Class 1A2
3.34% 09/25/36
6
590,655 530,409
Chase Mortgage Finance Trust,
Series 2006-S3, Class 2A1
5.50% 11/25/21 1,556,802 982,323
Chase Mortgage Finance Trust,
Series 2007-A2, Class 2A3
2.77% 06/25/35
6
1,428,905 1,438,565
ChaseFlex Trust,
Series 2005-2, Class 4A2
5.50% 05/25/20 342,791 219,842
ChaseFlex Trust,
Series 2006-2, Class A2B
(LIBOR USD 1-Month plus 0.20%)
0.35% 09/25/36
2
6,927,640 5,653,978
CIM Trust,
Series 2017-5, Class A2A
2.50% 05/25/57
1,6
26,771,884 26,823,958
CIM Trust,
Series 2017-6, Class A1
3.02% 06/25/57
1,6
44,016,304 44,137,723
CIM Trust,
Series 2018-R1, Class A1
3.65% 05/25/55
1,6
88,545,678 82,031,257
CIM Trust,
Series 2018-R2, Class A1
3.69% 08/25/57
1,6
59,603,816 60,993,646
CIM Trust,
Series 2018-R4, Class A1
4.07% 12/26/57
1,6
44,720,866 44,985,256
CIM Trust,
Series 2018-R5, Class A1
3.75% 07/25/58
1,6
101,157,216 103,198,882
CIM Trust,
Series 2018-R6, Class A1
(LIBOR USD 1-Month plus 1.08%)
1.23% 09/25/58
1,2
85,613,302 84,484,131
CIM Trust,
Series 2019-R1, Class A
3.25% 10/25/58
1,6
236,244,490 219,694,052
CIM Trust,
Series 2019-R3, Class A
2.63% 06/25/58
1,6
175,703,992 175,755,122
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
CIM Trust,
Series 2019-R4, Class A1
3.00% 10/25/59
1,6
$ 160,405,340 $ 155,538,498
CIM Trust,
Series 2020-R1, Class A1
2.85% 10/27/59
1,6
204,171,180 177,044,405
CIM Trust,
Series 2020-R3, Class A1A
4.00% 01/26/60
1,6
204,962,198 202,672,155
CIM Trust,
Series 2020-R4, Class A1A
3.30% 06/25/60
1,6
109,748,931 111,192,536
CIM Trust,
Series 2020-R6, Class A1A
2.25% 12/25/60
1,6
234,549,860 237,496,556
CIM Trust,
Series 2020-R7, Class A1A
2.25% 12/27/61
1,6
383,860,424 388,198,047
CIT Mortgage Loan Trust,
Series 2007-1, Class 1A
(LIBOR USD 1-Month plus 1.35%)
1.50% 10/25/37
1,2
42,343,715 42,608,846
Citicorp Mortgage Securities, Inc.,
Series 2005-1, Class 1A12
5.00% 02/25/35 168,017 172,198
Citicorp Residential Mortgage Trust,
Series 2006-2, Class A5 (STEP-reset date 02/25/21)
5.19% 09/25/36 249,955 254,756
Citicorp Residential Mortgage Trust,
Series 2007-1, Class A5 (STEP-reset date 02/25/21)
5.20% 03/25/37 569,462 588,526
Citigroup Mortgage Loan Trust,
Series 2006-AR2, Class 1A1
3.49% 03/25/36
6
9,584,023 8,482,811
Citigroup Mortgage Loan Trust,
Series 2006-AR3, Class 1A2A
3.91% 06/25/36
6
2,491,521 2,374,397
Citigroup Mortgage Loan Trust,
Series 2006-HE2, Class M1
(LIBOR USD 1-Month plus 0.29%)
0.44% 08/25/36
2
279,456 278,992
Citigroup Mortgage Loan Trust,
Series 2006-WF2, Class A1 (STEP-reset date 02/25/21)
6.75% 05/25/36 39,165,676 28,096,668
Citigroup Mortgage Loan Trust,
Series 2007-6, Class 1A4A
2.75% 03/25/37
6
296,546 257,459
Citigroup Mortgage Loan Trust,
Series 2007-AR5, Class 1A1A
3.46% 04/25/37
6
81,677 80,286
Citigroup Mortgage Loan Trust,
Series 2014-5, Class 2A2
(LIBOR USD 1-Month plus 1.75%)
2.21% 02/20/36
1,2
11,136,009 10,263,792

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 23
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust,
Series 2015-2, Class 1A1
(LIBOR USD 1-Month plus 0.20%)
0.35% 06/25/47
1,2
$ 2,971,367 $ 2,969,627
Citigroup Mortgage Loan Trust,
Series 2015-2, Class 4A1
(LIBOR USD 1-Month plus 0.70%)
1.44% 03/25/47
1,2
8,020,169 7,914,598
Citigroup Mortgage Loan Trust,
Series 2015-3, Class 1A1
(LIBOR USD 1-Month plus 0.27%)
0.69% 03/25/36
1,2
1,791,942 1,796,363
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB1, Class A41
2.48% 02/25/34
6
31,933 31,731
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-5, Class 3A2A
2.98% 10/25/35
6
497,290 350,629
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.26%)
0.41% 11/25/35
2
131,545 108,719
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH3, Class A3
(LIBOR USD 1-Month plus 0.25%)
0.40% 06/25/37
2
279,464 277,872
Conseco Finance Corp.,
Series 1996-7, Class M1
7.70% 09/15/26
6
1,274,242 1,305,656
Conseco Finance Corp.,
Series 1998-3, Class A6
6.76% 03/01/30
6
464,635 465,805
Conseco Finance Corp.,
Series 1998-6, Class A8
6.66% 06/01/30
6
529,457 535,433
Countrywide Asset-Backed Certificates Trust,
Series 2005-11, Class AF4
5.21% 03/25/34
6
1,177,519 1,181,577
Countrywide Asset-Backed Certificates Trust,
Series 2005-13, Class AF4
5.81% 04/25/36
6
209,735 208,842
Countrywide Asset-Backed Certificates Trust,
Series 2005-AB2, Class 1A1
(LIBOR USD 1-Month plus 0.46%)
0.61% 11/25/35
2
4,848,238 4,842,297
Countrywide Asset-Backed Certificates Trust,
Series 2007-13, Class 2A2
(LIBOR USD 1-Month plus 0.80%)
0.95% 10/25/47
2
10,134,882 9,952,795
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2001-HYB1, Class 1A1
2.07% 06/19/31
6
8,615 8,653
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-J8, Class 1A4
5.25% 09/25/23 41,428 42,020
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-14, Class 4A1
2.66% 08/25/34
6
$ 822,989 $ 791,849
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-25, Class 1A1
(LIBOR USD 1-Month plus 0.66%)
0.81% 02/25/35
2
96,366 92,165
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-7, Class 2A1
3.58% 06/25/34
6
66,341 70,049
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-HYB3, Class 1A
3.89% 06/20/34
6
19,517 19,680
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-HYB4, Class 2A1
2.97% 09/20/34
6
733,925 721,589
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-11, Class 1A2
4.12% 04/25/35
6
801,946 803,094
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-31, Class 2A3
2.89% 01/25/36
6
120,945 116,453
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.60%)
0.75% 05/25/35
2
3,229,508 2,705,392
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-HY5, Class 1A1
3.36% 09/25/47
6
781,581 721,444
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-HYB1, Class 1A1
3.04% 03/25/37
6
1,110,309 968,173
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR20, Class 2A4
3.18% 08/25/33
6
11,017 11,503
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-6, Class 8A1
4.50% 07/25/20 2,958 3,126
Credit Suisse First Boston Mortgage-Backed Pass-Through
Certificates,
Series 2004-1, Class 2A1
6.50% 02/25/34 20,824 21,557
Credit Suisse First Boston Mortgage-Backed Pass-Through
Certificates,
Series 2004-AR5, Class 6A1
3.03% 06/25/34
6
91,300 94,807
Credit Suisse Mortgage Capital Trust,
Series 2006-2, Class 5A1
(LIBOR USD 1-Month plus 0.70%)
0.85% 03/25/36
2
3,590,298 1,149,926
Credit Suisse Mortgage Capital Trust,
Series 2007-2, Class 3A4
5.50% 03/25/37 1,551,286 1,249,096

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
24 / December 2020
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse Mortgage Capital Trust,
Series 2014-12R, Class 1A1
(LIBOR USD 1-Month plus 1.75%)
1.90% 08/27/36
1,2
$ 3,817,568 $ 3,827,817
Credit Suisse Mortgage Capital Trust,
Series 2015-1R, Class 5A1
2.96% 09/27/35
1,6
1,060,022 1,062,131
Credit Suisse Mortgage Capital Trust,
Series 2015-2R, Class 4A1
0.35% 06/27/47
1,6
4,261,398 4,268,342
Credit Suisse Mortgage Capital Trust,
Series 2015-6R, Class 2A1
(LIBOR USD 1-Month plus 0.20%)
0.35% 11/27/46
1,2
5,681,306 5,601,801
Credit Suisse Mortgage Capital Trust,
Series 2020-RPL2, Class A12
3.50% 02/25/60
1
23,268,350 23,413,768
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB1, Class AF (STEP-reset date 02/25/21)
3.95% 01/25/33 12,230 12,619
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB4, Class M1
(LIBOR USD 1-Month plus 1.03%)
1.18% 03/25/33
2
2,461,738 2,405,407
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB5, Class M1
(LIBOR USD 1-Month plus 1.02%)
1.17% 11/25/33
2
71,162 70,037
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB7, Class A1
(LIBOR USD 1-Month plus 0.14%)
0.29% 10/25/36
2
48,709,541 40,554,541
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB8, Class A1
(LIBOR USD 1-Month plus 0.14%)
0.29% 10/25/36
2
14,523,133 12,585,536
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB9, Class A3
(LIBOR USD 1-Month plus 0.15%)
0.30% 11/25/36
2
28,605,832 17,626,445
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB1, Class AF4 (STEP-reset date 02/25/21)
3.34% 01/25/37 6,981,462 3,066,048
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB1, Class AF5 (STEP-reset date 02/25/21)
3.34% 01/25/37 13,119,829 5,765,710
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A2
(LIBOR USD 1-Month plus 0.17%)
0.32% 04/25/37
2
25,601,578 19,794,674
Credit-Based Asset Servicing and Securitization LLC, Mortgage
Loan Trust,
Series 2007-CB2, Class A2C (STEP-reset date 02/25/21)
3.83% 02/25/37 31,205,567 25,811,975
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC, Mortgage
Loan Trust,
Series 2007-CB2, Class A2D (STEP-reset date 02/25/21)
3.83% 02/25/37 $ 22,847,121 $ 18,893,329
Credit-Based Asset Servicing and Securitization LLC, Mortgage
Loan Trust,
Series 2007-CB2, Class A2E (STEP-reset date 02/25/21)
3.83% 02/25/37 4,154,714 3,436,404
CSAB Mortgage-Backed Trust,
Series 2006-4, Class A6B (STEP-reset date 02/25/21)
6.28% 12/25/36 5,268,016 518,090
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2006-AR3, Class A1
(LIBOR USD 1-Month plus 0.38%)
0.53% 08/25/36
2
3,029,101 2,889,727
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2006-AR4, Class A1
(LIBOR USD 1-Month plus 0.26%)
0.41% 12/25/36
2
1,738,264 882,221
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2006-AR6, Class A6
(LIBOR USD 1-Month plus 0.38%)
0.53% 02/25/37
2
575,809 528,503
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2007-3, Class 1A1
(LIBOR USD 1-Month plus 1.70%)
1.85% 10/25/47
2
30,031,641 27,814,261
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2007-OA3, Class A1
(LIBOR USD 1-Month plus 0.14%)
0.29% 07/25/47
2
43,546,829 40,352,874
Deutsche ALT-A Securities, Inc., Mortgage Loan Trust,
Series 2005-6, Class 1A7
5.50% 12/25/35 352,930 350,678
Deutsche ALT-A Securities, Inc., Mortgage Loan Trust,
Series 2006-AR1, Class 2A1
3.11% 02/25/36
6
763,345 698,074
DSLA Mortgage Loan Trust,
Series 2004-AR4, Class 2A1A
(LIBOR USD 1-Month plus 0.72%)
0.87% 01/19/45
2
2,081,659 1,799,899
DSLA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.50%)
0.65% 02/19/45
2
171,229 169,644
DSLA Mortgage Loan Trust,
Series 2005-AR3, Class 2A1A
(LIBOR USD 1-Month plus 0.24%)
0.39% 07/19/45
2
135,161 129,405
DSLA Mortgage Loan Trust,
Series 2006-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.20%)
0.35% 10/19/36
2
16,849,881 14,630,634

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 25
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
DSLA Mortgage Loan Trust,
Series 2007-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.14%)
0.29% 03/19/37
2
$ 7,813,758 $ 7,215,531
Equity One Mortgage Pass-Through Trust,
Series 2002-4, Class M1
5.22% 02/25/33
6
9,022 9,163
Equity One Mortgage Pass-Through Trust,
Series 2002-5, Class M1 (STEP-reset date 02/25/21)
5.80% 11/25/32 36,213 37,889
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2C
(LIBOR USD 1-Month plus 0.16%)
0.31% 10/25/36
2
13,172,615 10,580,137
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2D
(LIBOR USD 1-Month plus 0.24%)
0.39% 10/25/36
2
830,633 676,485
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2B
(LIBOR USD 1-Month plus 0.11%)
0.26% 12/25/37
2
7,083,495 6,429,077
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2C
(LIBOR USD 1-Month plus 0.16%)
0.31% 12/25/37
2
19,480,248 17,770,043
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2D
(LIBOR USD 1-Month plus 0.21%)
0.36% 12/25/37
2
14,118,649 12,944,016
First Franklin Mortgage Loan Trust,
Series 2006-FF5, Class 1A
(LIBOR USD 1-Month plus 0.30%)
0.45% 04/25/36
2
19,069,750 18,919,932
First Franklin Mortgage Loan Trust,
Series 2006-FF8, Class IIA4
(LIBOR USD 1-Month plus 0.46%)
0.61% 07/25/36
2
31,440,000 30,025,684
First Franklin Mortgage Loan Trust,
Series 2007-FF1, Class A2C
(LIBOR USD 1-Month plus 0.14%)
0.29% 01/25/38
2
66,381,963 46,284,485
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A1
(LIBOR USD 1-Month plus 0.14%)
0.29% 03/25/37
2
60,534,354 42,703,101
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2B
(LIBOR USD 1-Month plus 0.10%)
0.25% 03/25/37
2
25,091,987 15,567,229
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2C
(LIBOR USD 1-Month plus 0.15%)
0.30% 03/25/37
2
14,384,835 9,014,227
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2D
(LIBOR USD 1-Month plus 0.22%)
0.37% 03/25/37
2
$ 26,784,181 $ 17,018,294
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA2, Class 1A1
2.45% 08/25/34
6
5,680,886 5,619,215
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A1
2.44% 09/25/34
6
19,236 18,867
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA4, Class A1
2.42% 10/25/34
6
1,026,478 1,041,029
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA10, Class 1A1
2.49% 12/25/35
6
11,449,353 10,797,221
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA12, Class 2A1
2.59% 02/25/36
6
12,984,174 10,805,534
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA4, Class 2A1
2.34% 06/25/35
6
12,987,331 12,460,601
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA7, Class 2A1
2.54% 09/25/35
6
10,812,793 10,410,416
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA8, Class 2A1
2.45% 10/25/35
6
12,447,306 9,480,508
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA9, Class 2A1
2.31% 11/25/35
6
13,035,597 11,831,339
First Horizon Alternative Mortgage Securities Trust,
Series 2006-AA1, Class 1A1
2.54% 03/25/36
6
15,350,750 12,679,114
First Horizon Alternative Mortgage Securities Trust,
Series 2006-FA8, Class 1A7
6.00% 02/25/37 10,180 6,791
First Horizon Mortgage Pass-Through Trust,
Series 2004-AR6, Class 2A1
3.14% 12/25/34
6
138,880 141,254
First Horizon Mortgage Pass-Through Trust,
Series 2006-AR4, Class 1A2
3.12% 01/25/37
6
71,362 56,812
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR3, Class 1A1
2.93% 11/25/37
6
140,623 104,065
FNBA Mortgage Loan Trust,
Series 2004-AR1, Class A2
(LIBOR USD 1-Month plus 0.80%)
0.95% 08/19/34
2
1,550 1,549
GMACM Home Equity Loan Trust,
Series 2000-HE2, Class A1
(LIBOR USD 1-Month plus 0.44%)
0.61% 06/25/30
2
14,106 11,192

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
26 / December 2020
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GMACM Mortgage Corp. Loan Trust,
Series 2005-AR6, Class 3A1
3.07% 11/19/35
6
$ 355,423 $ 327,940
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR2, Class 1A1
3.27% 05/19/36
6
1,564,475 897,616
GreenPoint Mortgage Funding Trust,
Series 2005-AR3, Class 1A1
(LIBOR USD 1-Month plus 0.48%)
0.63% 08/25/45
2
1,362,052 1,292,461
GreenPoint Mortgage Funding Trust,
Series 2005-AR4, Class G41B
(LIBOR USD 1-Month plus 0.20%)
0.35% 10/25/45
2
13,797,460 12,752,622
GreenPoint Mortgage Funding Trust,
Series 2007-AR1, Class 3A2
(LIBOR USD 1-Month plus 0.16%)
0.31% 02/25/37
2
709,915 878,867
GS Mortgage-Backed Securities Trust,
Series 2018-RPL1, Class A1A
3.75% 10/25/57
1
39,977,110 41,608,920
GSAA Home Equity Trust,
Series 2005-11, Class 1A1
(LIBOR USD 1-Month plus 0.56%)
0.71% 10/25/35
2
2,482,950 2,543,997
GSAA Home Equity Trust,
Series 2005-11, Class 2A2
(LIBOR USD 1-Month plus 0.64%)
0.79% 10/25/35
2
131,764 132,776
GSAA Home Equity Trust,
Series 2005-11, Class 3A2
(LIBOR USD 1-Month plus 0.64%)
0.79% 10/25/35
2
100,024 101,239
GSAA Home Equity Trust,
Series 2005-6, Class M1
(LIBOR USD 1-Month plus 0.65%)
0.79% 06/25/35
2
136,713 133,641
GSAMP Trust,
Series 2005-AHL2, Class A2D
(LIBOR USD 1-Month plus 0.35%)
0.50% 12/25/35
2
25,693,000 24,926,067
GSAMP Trust,
Series 2006-NC1, Class A3
(LIBOR USD 1-Month plus 0.58%)
0.73% 02/25/36
2
103,257 101,534
GSR Mortgage Loan Trust,
Series 2004-9, Class 3A1
3.07% 08/25/34
6
2,407 2,400
GSR Mortgage Loan Trust,
Series 2004-9, Class 5A7
2.94% 08/25/34
6
162,433 161,090
GSR Mortgage Loan Trust,
Series 2005-AR5, Class 2A3
3.00% 10/25/35
6
2,398,087 1,816,197
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 4A5
2.97% 09/25/35
6
$ 80,779 $ 82,663
GSR Mortgage Loan Trust,
Series 2007-AR2, Class 2A1
3.24% 05/25/37
6
1,789,483 1,440,143
HarborView Mortgage Loan Trust,
Series 2004-1, Class 2A
2.55% 04/19/34
6
4,360 4,283
HarborView Mortgage Loan Trust,
Series 2004-11, Class 3A2A
(LIBOR USD 1-Month plus 0.68%)
0.83% 01/19/35
2
282,847 267,228
HarborView Mortgage Loan Trust,
Series 2004-3, Class 1A
2.90% 05/19/34
6
52,088 52,032
HarborView Mortgage Loan Trust,
Series 2004-5, Class 2A6
2.98% 06/19/34
6
2,280 2,362
HarborView Mortgage Loan Trust,
Series 2005-3, Class 2A1A
(LIBOR USD 1-Month plus 0.48%)
0.63% 06/19/35
2
306,659 302,989
HarborView Mortgage Loan Trust,
Series 2005-4, Class 2A
2.93% 07/19/35
6
39,598 36,017
HarborView Mortgage Loan Trust,
Series 2006-10, Class 1A1A
(LIBOR USD 1-Month plus 0.20%)
0.35% 11/19/36
2
66,763,942 56,821,229
HarborView Mortgage Loan Trust,
Series 2006-7, Class 1A
(LIBOR USD 1-Month plus 0.42%)
0.57% 09/19/46
2
71,695,436 67,709,170
HarborView Mortgage Loan Trust,
Series 2007-7, Class 1A1
(LIBOR USD 1-Month plus 1.00%)
1.15% 10/25/37
2
24,212,308 23,009,247
HarborView Mortgage Loan Trust,
Series 2007-7, Class 2A1A
(LIBOR USD 1-Month plus 1.00%)
1.15% 10/25/37
2
19,966,004 20,067,721
HSI Asset Securitization Corp. Trust,
Series 2006-HE1, Class 1A1
(LIBOR USD 1-Month plus 0.14%)
0.29% 10/25/36
2
59,229,711 26,774,335
Impac CMB Trust,
Series 2004-8, Class 2A1
(LIBOR USD 1-Month plus 0.70%)
0.85% 10/25/34
2
210,036 209,722
Impac CMB Trust,
Series 2005-1, Class 1A1
(LIBOR USD 1-Month plus 0.52%)
0.67% 04/25/35
2
3,610,990 3,491,361

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 27
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Impac CMB Trust,
Series 2005-4, Class 1A1B
(LIBOR USD 1-Month plus 0.25%)
0.40% 05/25/35
2
$ 4,263,601 $ 4,050,610
Impac Secured Assets Corp.,
Series 2004-3, Class M1
(LIBOR USD 1-Month plus 0.90%)
1.05% 11/25/34
2
250,375 254,103
Impac Secured Assets Corp.,
Series 2004-4, Class M3
(LIBOR USD 1-Month plus 0.90%)
1.05% 02/25/35
2
670,000 670,927
Impac Secured Assets Trust,
Series 2006-3, Class A1
(LIBOR USD 1-Month plus 0.17%)
0.32% 11/25/36
2
7,077,172 6,270,572
Impac Secured Assets Trust,
Series 2006-5, Class 1A1C
(LIBOR USD 1-Month plus 0.27%)
0.42% 02/25/37
2
9,340,729 8,521,018
Impac Secured Assets Trust,
Series 2007-2, Class 1A1A
(LIBOR USD 1-Month plus 0.11%)
0.26% 05/25/37
2
6,176,546 5,253,980
Impac Secured Assets Trust,
Series 2007-2, Class 1A1B
(LIBOR USD 1-Month plus 0.25%)
0.40% 05/25/37
2
50,211,343 41,684,122
IndyMac Index Mortgage Loan Trust,
Series 2004-AR4, Class 1A
2.90% 08/25/34
6
1,006,314 989,061
IndyMac Index Mortgage Loan Trust,
Series 2004-AR5, Class 2A1B
(LIBOR USD 1-Month plus 0.80%)
0.95% 08/25/34
2
16,587 15,292
IndyMac Index Mortgage Loan Trust,
Series 2004-AR7, Class A2
(LIBOR USD 1-Month plus 0.86%)
1.01% 09/25/34
2
51,305 48,915
IndyMac Index Mortgage Loan Trust,
Series 2005-AR1, Class 4A1
3.34% 03/25/35
6
373,363 376,652
IndyMac Index Mortgage Loan Trust,
Series 2005-AR17, Class 3A1
3.02% 09/25/35
6
3,824,272 3,156,348
IndyMac Index Mortgage Loan Trust,
Series 2005-AR19, Class A1
3.01% 10/25/35
6
22,780,880 19,981,130
IndyMac Index Mortgage Loan Trust,
Series 2005-AR31, Class 3A1
3.00% 01/25/36
6
898,655 867,135
IndyMac Index Mortgage Loan Trust,
Series 2005-AR6, Class 2A1
(LIBOR USD 1-Month plus 0.48%)
0.63% 04/25/35
2
509,087 448,717
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust,
Series 2006-AR19, Class 1A2
3.26% 08/25/36
6
$ 13,489,300 $ 10,182,340
IndyMac Index Mortgage Loan Trust,
Series 2006-AR21, Class A1
(LIBOR USD 1-Month plus 0.12%)
0.27% 08/25/36
2
143,476 133,480
IndyMac Index Mortgage Loan Trust,
Series 2006-AR27, Class 2A2
(LIBOR USD 1-Month plus 0.20%)
0.35% 10/25/36
2
20,416,155 19,050,902
IndyMac Index Mortgage Loan Trust,
Series 2006-AR35, Class 2A3A
(LIBOR USD 1-Month plus 0.20%)
0.35% 01/25/37
2
41,512,269 38,921,526
IndyMac Index Mortgage Loan Trust,
Series 2006-AR7, Class 1A1
3.21% 05/25/36
6
3,651,756 3,397,491
IndyMac Index Mortgage Loan Trust,
Series 2006-AR7, Class 2A1
3.33% 05/25/36
6
24,378,236 19,113,283
IndyMac Index Mortgage Loan Trust,
Series 2007-AR1, Class 1A2
3.57% 03/25/37
6
507,323 487,372
IndyMac Index Mortgage Loan Trust,
Series 2007-AR11, Class 1A1
3.05% 06/25/37
6
3,175,321 3,093,077
IndyMac Index Mortgage Loan Trust,
Series 2007-AR7, Class 1A1
3.07% 11/25/37
6
2,437,233 2,352,956
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A3
6.61% 02/25/28 45,771 46,276
JPMorgan Alternative Loan Trust,
Series 2006-A2, Class 2A1
3.33% 05/25/36
6
593,446 473,996
JPMorgan Alternative Loan Trust,
Series 2006-A2, Class 5A1
3.50% 05/25/36
6
6,095,423 4,545,360
JPMorgan Mortgage Acquisition Trust,
Series 2005-WMC1, Class M2
(LIBOR USD 1-Month plus 0.66%)
0.81% 09/25/35
2
2,791,898 2,797,496
JPMorgan Mortgage Acquisition Trust,
Series 2006-WF1, Class A3A (STEP-reset date 02/25/21)
6.33% 07/25/36 33,253,847 15,103,164
JPMorgan Mortgage Acquisition Trust,
Series 2006-WF1, Class A6 (STEP-reset date 02/25/21)
6.50% 07/25/36 4,637,169 2,198,716
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH4, Class A1
(LIBOR USD 1-Month plus 0.15%)
0.30% 05/25/37

35,160,745 32,824,133

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
28 / December 2020
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH5, Class A5
(LIBOR USD 1-Month plus 0.26%)
0.41% 06/25/37
2
$ 211,390 $ 209,553
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF1
(LIBOR USD 1-Month plus 0.10%)
0.25% 03/25/47
2
126,960 74,882
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF2 (STEP-reset date 02/25/21)
4.23% 03/25/47 8,305,445 6,285,928
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF3 (STEP-reset date 02/25/21)
4.23% 05/25/35 6,990,046 5,290,269
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF4 (STEP-reset date 02/25/21)
4.23% 03/25/47 3,177,294 2,404,562
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AV4
(LIBOR USD 1-Month plus 0.28%)
0.43% 03/25/47
2
240,000 208,831
JPMorgan Mortgage Trust,
Series 2003-A2, Class 2A3
2.29% 11/25/33
6
108,646 105,967
JPMorgan Mortgage Trust,
Series 2004-A4, Class 1A3
2.88% 09/25/34
6
252,254 247,018
JPMorgan Mortgage Trust,
Series 2005-A5, Class TA1
3.17% 08/25/35
6
104,206 103,122
JPMorgan Mortgage Trust,
Series 2005-S2, Class 4A3
5.50% 09/25/20 1,898,773 1,689,068
JPMorgan Mortgage Trust,
Series 2006-A2, Class 5A3
2.53% 11/25/33
6
3,761 3,759
JPMorgan Mortgage Trust,
Series 2006-A3, Class 2A1
3.51% 05/25/36
6
747,490 681,973
JPMorgan Mortgage Trust,
Series 2006-A3, Class 3A3
3.51% 05/25/36
6
504,930 454,789
JPMorgan Mortgage Trust,
Series 2006-A4, Class 1A1
3.46% 06/25/36
6
423,149 366,743
JPMorgan Mortgage Trust,
Series 2006-A4, Class 1A4
3.46% 06/25/36
6
1,364,097 1,203,675
JPMorgan Mortgage Trust,
Series 2006-A5, Class 2A4
3.34% 08/25/36
6
390,362 348,407
JPMorgan Mortgage Trust,
Series 2007-A1, Class 5A2
3.06% 07/25/35
6
1,226,406 1,217,529
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Trust,
Series 2007-A3, Class 2A3
3.39% 05/25/37
6
$ 2,173,350 $ 1,899,841
JPMorgan Mortgage Trust,
Series 2007-A3, Class 3A2
3.80% 05/25/37
6
357,735 357,829
JPMorgan Mortgage Trust,
Series 2007-A4, Class 1A1
3.55% 06/25/37
6
2,932,049 2,621,808
JPMorgan Mortgage Trust,
Series 2007-A4, Class 2A3
3.77% 06/25/37
6
433,602 383,404
JPMorgan Resecuritization Trust,
Series 2015-1, Class 3A1
(LIBOR USD 1-Month plus 0.19%)
0.34% 12/27/46
1,2
3,832,737 3,809,908
Lehman XS Trust,
Series 2005-5N, Class 3A1A
(LIBOR USD 1-Month plus 0.30%)
0.45% 11/25/35
2
6,678,848 6,612,107
Lehman XS Trust,
Series 2005-7N, Class 1A1A
(LIBOR USD 1-Month plus 0.54%)
0.69% 12/25/35
2
375,549 362,626
Lehman XS Trust,
Series 2006-12N, Class A31A
(LIBOR USD 1-Month plus 0.20%)
0.35% 08/25/46
2
13,170,236 12,718,248
Lehman XS Trust,
Series 2006-14N, Class 3A2
(LIBOR USD 1-Month plus 0.24%)
0.39% 08/25/36
2
37,238 39,977
Lehman XS Trust,
Series 2006-5, Class 1A1A
(LIBOR USD 1-Month plus 0.42%)
0.57% 04/25/36
2
26,768,656 25,470,084
Lehman XS Trust,
Series 2006-8, Class 1A1A
(LIBOR USD 1-Month plus 0.32%)
0.47% 06/25/36
2
35,261,685 31,217,921
Lehman XS Trust,
Series 2007-4N, Class 1A3
(LIBOR USD 1-Month plus 0.24%)
0.39% 03/25/47
2
24,145,485 21,946,903
Long Beach Mortgage Loan Trust,
Series 2004-4, Class M1
(LIBOR USD 1-Month plus 0.90%)
1.05% 10/25/34
2
118,441 117,093
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 4A2
2.54% 01/25/34
6
35,641 37,760
MASTR Adjustable Rate Mortgages Trust,
Series 2003-7, Class 3A1
2.26% 11/25/33
6
568,189 562,333

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 29
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A1
3.18% 11/21/34
6
$ 2,964,715 $ 3,036,653
MASTR Adjustable Rate Mortgages Trust,
Series 2004-15, Class 9A1
3.17% 10/25/34
6
227,344 227,785
MASTR Adjustable Rate Mortgages Trust,
Series 2004-5, Class 3A1
4.13% 06/25/34
6
246 256
MASTR Adjustable Rate Mortgages Trust,
Series 2004-8, Class 2A1
2.89% 09/25/34
6
2,559,647 2,542,450
MASTR Adjustable Rate Mortgages Trust,
Series 2006-2, Class 5A1
3.73% 05/25/36
6
6,118,811 4,193,141
MASTR Asset-Backed Securities Trust,
Series 2006-HE4, Class A3
(LIBOR USD 1-Month plus 0.30%)
0.45% 11/25/36
2
14,428,757 7,002,449
MASTR Asset-Backed Securities Trust,
Series 2006-HE4, Class A4
(LIBOR USD 1-Month plus 0.42%)
0.57% 11/25/36
2
4,007,988 1,796,393
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A3
(LIBOR USD 1-Month plus 0.21%)
0.36% 05/25/37
2
28,306,760 27,271,335
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
2.69% 10/25/32
6
12,752 12,929
Mellon Residential Funding Corp. Mortgage Pass-Through
Certificates,
Series 2001-TBC1, Class A1
(LIBOR USD 1-Month plus 0.70%)
0.86% 11/15/31
2
939,615 943,347
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-1, Class A1
(LIBOR USD 1-Month plus 0.14%)
0.29% 04/25/37
2
166,922,938 94,086,656
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-1, Class A2B
(LIBOR USD 1-Month plus 0.17%)
0.32% 04/25/37
2
32,526,809 18,241,776
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-1, Class A2C
(LIBOR USD 1-Month plus 0.25%)
0.40% 04/25/37
2
68,138,522 38,871,698
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-2, Class A2C
(LIBOR USD 1-Month plus 0.24%)
0.39% 05/25/37
2
33,268,175 20,414,424
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-2, Class A2D
(LIBOR USD 1-Month plus 0.32%)
0.47% 05/25/37
2
16,429,269 10,251,570
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2C
(LIBOR USD 1-Month plus 0.18%)
0.33% 06/25/37
2
$ 13,249,650 $ 9,517,910
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2D
(LIBOR USD 1-Month plus 0.25%)
0.40% 06/25/37
2
17,696,295 16,555,135
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-4, Class 2A2
(LIBOR USD 1-Month plus 0.12%)
0.27% 07/25/37
2
28,699,453 19,080,542
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-4, Class 2A3
(LIBOR USD 1-Month plus 0.16%)
0.31% 07/25/37
2
21,037,412 13,044,040
Merrill Lynch Mortgage Investors Trust,
Series 2003-A6, Class 2A
2.57% 10/25/33
6
289,077 288,995
Merrill Lynch Mortgage Investors Trust,
Series 2004-A4, Class A1
3.17% 08/25/34
6
1,119,188 1,142,346
Merrill Lynch Mortgage Investors Trust,
Series 2005-A10, Class A
(LIBOR USD 1-Month plus 0.42%)
0.57% 02/25/36
2
8,159 7,996
Merrill Lynch Mortgage Investors Trust,
Series 2005-A6, Class 2A4
(LIBOR USD 1-Month plus 0.68%)
0.83% 08/25/35
2
113,474 113,455
Merrill Lynch Mortgage Investors Trust,
Series 2006-WMC2, Class A2B (STEP-reset date 02/25/21)
6.11% 03/25/37 30,110,378 11,031,868
Merrill Lynch Mortgage Investors Trust,
Series 2006-WMC2, Class A2D (STEP-reset date 02/25/21)
6.40% 03/25/37 23,566,357 8,633,504
Merrill Lynch Mortgage Investors Trust,
Series 2007-2, Class 1A1
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
plus 2.40%)
2.51% 08/25/36
2
3,200,997 3,053,459
Mid-State Capital Corp. Trust,
Series 2004-1, Class A
6.01% 08/15/37 211,210 225,789
Mid-State Capital Corp. Trust,
Series 2005-1, Class A
5.75% 01/15/40 12,071,845 13,081,898
Mid-State Capital Corp. Trust,
Series 2006-1, Class A
5.79% 10/15/40
1
9,467,385 10,286,026
Mid-State Trust XI,
Series 11, Class A1
4.86% 07/15/38 195,491 209,831

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
30 / December 2020
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley Mortgage Loan Trust,
Series 2004-11AR, Class 1A1
(LIBOR USD 1-Month plus 0.32%)
0.47% 01/25/35
2
$ 102,903 $ 98,555
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A4
2.45% 09/25/34
6
584,485 579,109
Morgan Stanley Mortgage Loan Trust,
Series 2005-2AR, Class A
(LIBOR USD 1-Month plus 0.26%)
0.41% 04/25/35
2
1,877,275 1,812,881
Morgan Stanley Mortgage Loan Trust,
Series 2006-7, Class 5A2
5.96% 06/25/36
6
734,885 298,315
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 1A2S (STEP-reset date 02/25/21)
5.50% 02/25/47 83,063 82,921
Morgan Stanley Mortgage Loan Trust,
Series 2007-7AX, Class 2A1
(LIBOR USD 1-Month plus 0.12%)
0.27% 04/25/37
2
5,098,612 2,274,458
Morgan Stanley Resecuritization Trust,
Series 2013-R7, Class 2B
(LIBOR USD 1-Month plus 0.24%)
0.63% 12/26/46
1,2
6,146,782 6,151,607
Morgan Stanley Resecuritization Trust,
Series 2014-R2, Class 1A
(Federal Reserve US 12-Month Cumulative Average plus
0.82%)
1.56% 12/26/46
1,2
2,399,982 2,404,775
Morgan Stanley Resecuritization Trust,
Series 2014-R4, Class 2A
3.12% 08/26/34
1,6
480,357 482,899
Morgan Stanley Resecuritization Trust,
Series 2014-R8, Class 3A
(Federal Reserve US 12-Month Cumulative Average plus
0.75%)
1.49% 06/26/47
1,2
10,045,206 9,935,583
Morgan Stanley Resecuritization Trust,
Series 2014-R8, Class 4A
(Federal Reserve US 12-Month Cumulative Average plus
0.96%)
1.70% 06/26/47
1,2
1,978,042 1,976,238
Morgan Stanley Resecuritization Trust,
Series 2015-R4, Class 2A
(LIBOR USD 1-Month plus 0.40%)
0.95% 08/26/47
1,2
4,180,880 4,118,030
MortgageIT Trust,
Series 2005-1, Class 1A1
(LIBOR USD 1-Month plus 0.64%)
0.79% 02/25/35
2
4,123,282 4,197,897
MortgageIT Trust,
Series 2005-4, Class A1
(LIBOR USD 1-Month plus 0.56%)
0.71% 10/25/35
2
4,718,141 4,670,727
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MortgageIT Trust,
Series 2005-5, Class A1
(LIBOR USD 1-Month plus 0.52%)
0.67% 12/25/35
2
$ 817,467 $ 818,322
Nationstar Home Equity Loan Trust,
Series 2006-B, Class AV4
(LIBOR USD 1-Month plus 0.28%)
0.43% 09/25/36
2
5,618,893 5,533,564
Nationstar Home Equity Loan Trust,
Series 2007-A, Class AV4
(LIBOR USD 1-Month plus 0.23%)
0.38% 03/25/37
2
132,233 131,062
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV4
(LIBOR USD 1-Month plus 0.25%)
0.40% 06/25/37
2
8,181,184 7,953,978
New Century Home Equity Loan Trust,
Series 2003-6, Class M1
(LIBOR USD 1-Month plus 1.08%)
1.23% 01/25/34
2
118,476 115,692
New Century Home Equity Loan Trust,
Series 2005-1, Class M1
(LIBOR USD 1-Month plus 0.68%)
0.82% 03/25/35
2
463,958 460,825
New Century Home Equity Loan Trust,
Series 2005-D, Class A1
(LIBOR USD 1-Month plus 0.22%)
0.37% 02/25/36
2
223,955 222,834
New Century Home Equity Loan Trust,
Series 2005-D, Class A2D
(LIBOR USD 1-Month plus 0.33%)
0.48% 02/25/36
2
77,594 73,190
Nomura Home Equity Loan, Inc., Home Equity Loan Trust,
Series 2006-HE2, Class A4
(LIBOR USD 1-Month plus 0.27%)
0.42% 03/25/36
2
16,585,359 16,482,948
Nomura Resecuritization Trust,
Series 2013-1R, Class 2A1
(LIBOR USD 1-Month plus 0.14%)
0.35% 11/26/36
1,2
1,330,310 1,334,826
Nomura Resecuritization Trust,
Series 2014-6R, Class 2A1
(LIBOR USD 1-Month plus 0.16%)
2.07% 03/26/37
1,2
870,066 875,647
Nomura Resecuritization Trust,
Series 2014-7R, Class 4A1
(LIBOR USD 1-Month plus 0.13%)
0.28% 01/26/37
1,2
161,302 162,684
NRPL,
Series 2019-3A, Class A1 (STEP-reset date 02/25/21)
3.00% 07/25/59
1
65,638,172 64,982,880
Oakwood Mortgage Investors, Inc.,
Series 2000-A, Class A5
8.16% 09/15/29
6
21,182,416 9,595,003

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 31
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Option One Mortgage Loan Trust,
Series 2006-1, Class 1A1
(LIBOR USD 1-Month plus 0.22%)
0.37% 01/25/36
2
$ 11,359,882 $ 10,765,704
Ownit Mortgage Loan Trust,
Series 2006-4, Class A1
(LIBOR USD 1-Month plus 0.28%)
0.43% 05/25/37
2
16,233,665 15,109,654
Ownit Mortgage Loan Trust,
Series 2006-4, Class A2D
(LIBOR USD 1-Month plus 0.48%)
0.63% 05/25/37
2
20,050,007 17,768,595
Popular ABS Mortgage Pass-Through Trust,
Series 2005-6, Class A5 (STEP-reset date 02/25/21)
3.53% 01/25/36 22,910,000 20,648,570
Popular ABS Mortgage Pass-Through Trust,
Series 2006-D, Class A3
(LIBOR USD 1-Month plus 0.26%)
0.41% 11/25/36
2
51,396 50,850
Popular ABS Mortgage Pass-Through Trust,
Series 2007-A, Class A3
(LIBOR USD 1-Month plus 0.31%)
0.46% 06/25/47
2
23,015,500 21,026,408
Popular ABS, Inc.,
Series 1998-1, Class A2 (STEP-reset date 02/25/21)
7.48% 11/25/29 47,434 47,342
Residential Accredit Loans Trust,
Series 2005-QA12, Class CB1
3.49% 12/25/35
6
4,174,426 2,490,107
Residential Accredit Loans Trust,
Series 2005-QA4, Class A41
3.55% 04/25/35
6
339,258 299,628
Residential Accredit Loans Trust,
Series 2005-QA7, Class A1
3.35% 07/25/35
6
3,023,152 2,629,156
Residential Accredit Loans Trust,
Series 2005-QO5, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
1.00%)
1.61% 01/25/46
2
4,830,605 4,647,407
Residential Accredit Loans Trust,
Series 2006-QA1, Class A11
4.24% 01/25/36
6
124,077 102,898
Residential Accredit Loans Trust,
Series 2006-QA1, Class A21
4.47% 01/25/36
6
12,104,496 10,158,479
Residential Accredit Loans Trust,
Series 2006-QA7, Class 2A1
(LIBOR USD 1-Month plus 0.19%)
0.33% 08/25/36
2
21,063,734 19,403,840
Residential Accredit Loans Trust,
Series 2006-QS10, Class AV (IO)
0.57% 08/25/36
4,5,6
21,590,495 436,905
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans Trust,
Series 2006-QS12, Class 2A9
(LIBOR USD 1-Month plus 0.38%)
0.53% 09/25/36
2
$ 202,387 $ 157,400
Residential Accredit Loans Trust,
Series 2006-QS2, Class 1AV (IO)
0.46% 02/25/36
4,5,6
71,790,401 991,598
Residential Accredit Loans Trust,
Series 2006-QS7, Class AV (IO)
0.70% 06/25/36
4,5,6
36,662,100 738,454
Residential Accredit Loans Trust,
Series 2006-QS8, Class AV (IO)
0.79% 08/25/36
4,5,6
84,354,361 2,005,913
Residential Accredit Loans Trust,
Series 2007-QS10, Class AV (IO)
0.47% 09/25/37
4,5,6
63,583,557 1,222,693
Residential Accredit Loans Trust,
Series 2007-QS4, Class 3AV (IO)
0.37% 03/25/37
4,5,6
40,196,853 510,066
Residential Accredit Loans Trust,
Series 2007-QS5, Class AV (IO)
0.27% 03/25/37
4,5,6
44,839,821 369,996
Residential Accredit Loans Trust,
Series 2007-QS6, Class AV (IO)
0.32% 04/25/37
4,5,6
93,300,859 1,241,219
Residential Accredit Loans Trust,
Series 2007-QS7, Class 2AV (IO)
0.38% 06/25/37
4,5,6
34,259,289 431,742
Residential Accredit Loans Trust,
Series 2007-QS8, Class AV (IO)
0.40% 06/25/37
4,5,6
83,215,932 1,579,093
Residential Asset Mortgage Products Trust,
Series 2004-SL3, Class A4
8.50% 12/25/31 22,242 13,945
Residential Asset Mortgage Products Trust,
Series 2005-RZ3, Class M3
(LIBOR USD 1-Month plus 0.83%)
0.97% 09/25/35
2
517,405 516,819
Residential Asset Securities Corp.,
Series 2006-KS3, Class M1
(LIBOR USD 1-Month plus 0.50%)
0.64% 04/25/36
2
815,000 799,049
Residential Asset Securitization Trust,
Series 2004-IP2, Class 1A1
2.86% 12/25/34
6
236,362 236,852
Residential Asset Securitization Trust,
Series 2004-IP2, Class 2A1
3.12% 12/25/34
6
12,815 12,751
Residential Asset Securitization Trust,
Series 2004-IP2, Class 3A1
2.89% 12/25/34
6
330,759 339,803
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 1A3
6.25% 07/25/36 2,068,212 2,095,807

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
32 / December 2020
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Funding Mortgage Securities Trust,
Series 2005-SA5, Class 1A
3.45% 11/25/35
6
$ 3,570,938 $ 2,548,803
Residential Funding Mortgage Securities Trust,
Series 2006-SA3, Class 3A1
4.28% 09/25/36
6
580,894 544,734
Residential Funding Mortgage Securities Trust,
Series 2006-SA3, Class 4A1
4.25% 09/25/36
6
313,709 240,785
Residential Funding Mortgage Securities Trust,
Series 2006-SA4, Class 2A1
4.78% 11/25/36
6
75,787 72,779
Residential Funding Mortgage Securities Trust,
Series 2007-SA2, Class 2A2
4.11% 04/25/37
6
1,391,005 1,265,733
Saxon Asset Securities Trust,
Series 2001-2, Class AF6 (STEP-reset date 02/25/21)
6.81% 06/25/16 689 1,108
Saxon Asset Securities Trust,
Series 2007-1, Class A2C
(LIBOR USD 1-Month plus 0.15%)
0.30% 01/25/47
2
3,855,400 3,751,170
Saxon Asset Securities Trust,
Series 2007-2, Class A2C
(LIBOR USD 1-Month plus 0.24%)
0.39% 05/25/47
2
207,565 174,238
Saxon Asset Securities Trust,
Series 2007-3, Class 2A3
(LIBOR USD 1-Month plus 0.40%)
0.55% 09/25/47
2
32,174,000 28,503,159
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB1, Class AF2 (STEP-reset date 02/25/21)
3.09% 01/25/36 6,955,431 5,635,713
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR1, Class A2A
(LIBOR USD 1-Month plus 0.11%)
0.26% 02/25/37
2
6,209,119 3,776,488
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR1, Class A2B
(LIBOR USD 1-Month plus 0.27%)
0.42% 02/25/37
2
30,737,079 19,304,979
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR2, Class A2
(LIBOR USD 1-Month plus 0.23%)
0.38% 02/25/37
2
41,208,447 22,808,375
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5, Class A2A
(LIBOR USD 1-Month plus 0.13%)
0.28% 05/25/37
2
17,242,762 14,289,110
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5, Class A2C
(LIBOR USD 1-Month plus 0.35%)
0.50% 05/25/37
2
13,004,342 11,035,931
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-NC1, Class A2B
(LIBOR USD 1-Month plus 0.15%)
0.30% 12/25/36
2
$ 32,252,373 $ 22,249,226
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-NC2, Class A2B
(LIBOR USD 1-Month plus 0.14%)
0.29% 01/25/37
2
17,334,754 15,148,425
Sequoia Mortgage Trust,
Series 2003-2, Class A1
(LIBOR USD 1-Month plus 0.66%)
0.81% 06/20/33
2
47,259 46,389
Sequoia Mortgage Trust,
Series 2003-8, Class A1
(LIBOR USD 1-Month plus 0.64%)
0.79% 01/20/34
2
1,266 1,233
Sequoia Mortgage Trust,
Series 2004-3, Class A
(LIBOR USD 6-Month plus 0.50%)
0.76% 05/20/34
2
254,262 252,563
Sequoia Mortgage Trust,
Series 2004-4, Class A
(LIBOR USD 6-Month plus 0.52%)
0.78% 05/20/34
2
105,059 99,411
Sequoia Mortgage Trust,
Series 2013-1, Class 1A1
1.45% 02/25/43
6
76,844 76,023
SG Mortgage Securities Trust,
Series 2007-NC1, Class A2
(LIBOR USD 1-Month plus 0.24%)
0.39% 12/25/36
1,2
13,990,892 10,197,658
Soundview Home Loan Trust,
Series 2005-OPT1, Class M2
(LIBOR USD 1-Month plus 0.68%)
0.82% 06/25/35
2
17,437,691 17,372,603
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 3A3
2.69% 02/25/34
6
19,352 19,011
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 2A
2.79% 09/25/34
6
4,902,894 4,900,792
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-14, Class 1A
2.67% 10/25/34
6
115,699 115,699
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-14, Class 2A
2.52% 10/25/34
6
5,379,688 5,408,291
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-15, Class A
2.95% 10/25/34
6
1,830,859 1,753,039
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-17, Class A1
1.40% 11/25/34
6
32,236 30,007
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-20, Class 1A2
2.89% 01/25/35
6
484,908 483,602

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 33
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-12, Class 3A1
2.74% 06/25/35
6
$ 1,803,474 $ 1,778,594
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-18, Class 7A3
3.00% 09/25/35
6
13,202,246 10,186,379
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-12, Class 1A1
(LIBOR USD 1-Month plus 0.32%)
0.47% 01/25/37
2
26,321,533 25,446,713
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-9, Class 2A1
3.21% 10/25/47
6
638,368 555,826
Structured Asset Mortgage Investments II Trust,
Series 2005-AR8, Class A1A
(LIBOR USD 1-Month plus 0.56%)
0.71% 02/25/36
2
531,001 502,062
Structured Asset Mortgage Investments II Trust,
Series 2005-AR8, Class A3
(Federal Reserve US 12-Month Cumulative Average plus
2.00%)
4.15% 02/25/36
2
17,129,078 16,614,145
Structured Asset Mortgage Investments II Trust,
Series 2006-AR7, Class A1A
(LIBOR USD 1-Month plus 0.21%)
0.36% 08/25/36
2
20,008,778 19,102,457
Structured Asset Mortgage Investments II Trust,
Series 2006-AR8, Class A1BG
(LIBOR USD 1-Month plus 0.12%)
0.27% 10/25/36
2
18,638,978 17,412,422
Structured Asset Mortgage Investments II Trust,
Series 2007-AR6, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
1.50%)
2.11% 08/25/47
2
119,264,408 114,226,715
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates,
Series 1997-2, Class 2A4
7.25% 03/28/30 711 737
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates,
Series 2003-26A, Class 3A5
2.61% 09/25/33
6
144,792 145,026
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates,
Series 2003-34A, Class 5A4
2.47% 11/25/33
6
1,008,706 1,013,008
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates,
Series 2004-23XS, Class 2A1
(LIBOR USD 1-Month plus 0.45%)
0.60% 01/25/35
2
436,712 434,997
Structured Asset Securities Corp. Trust,
Series 2005-5, Class 2A4
5.50% 04/25/35 1,536,495 1,506,849
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Suntrust Adjustable Rate Mortgage Loan Trust,
Series 2007-3, Class 1A1
3.80% 06/25/37
6
$ 2,196,347 $ 1,853,989
Thornburg Mortgage Securities Trust,
Series 2004-4, Class 2A
2.07% 12/25/44
6
89,391 89,474
Wachovia Mortgage Loan Trust,
Series 2006-ALT1, Class A3
(LIBOR USD 1-Month plus 0.46%)
0.61% 01/25/37
2
13,814,821 7,734,529
Wachovia Mortgage Loan Trust,
Series 2006-AMN1, Class A3
(LIBOR USD 1-Month plus 0.48%)
0.63% 08/25/36
2
16,355,957 8,275,501
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A2
(LIBOR USD 1-Month plus 0.11%)
0.26% 01/25/37
2
3,607,406 2,283,092
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A3
(LIBOR USD 1-Month plus 0.15%)
0.30% 01/25/37
2
44,378,700 27,080,975
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A4
(LIBOR USD 1-Month plus 0.23%)
0.38% 01/25/37
2
11,178,386 6,924,188
WaMu Mortgage Pass-Through Certificates,
Series 2003-AR6, Class A1
3.10% 06/25/33
6
2,587,841 2,642,184
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR3, Class A2
3.66% 06/25/34
6
25,046 25,434
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR6, Class A
(LIBOR USD 1-Month plus 0.42%)
0.57% 05/25/44
2
709,529 710,287
WaMu Mortgage Pass-Through Certificates,
Series 2005-3, Class 2A3
(LIBOR USD 1-Month plus 0.55%)
0.70% 05/25/35
2
2,140,293 1,760,173
WaMu Mortgage Pass-Through Certificates,
Series 2005-4, Class CB13
(LIBOR USD 1-Month plus 0.50%)
0.65% 06/25/35
2
4,295,154 3,494,460
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR1, Class A1A
(LIBOR USD 1-Month plus 0.64%)
0.79% 01/25/45
2
526,111 515,277
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR11, Class A1A
(LIBOR USD 1-Month plus 0.64%)
0.79% 08/25/45
2
26,216,263 25,920,604
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR12, Class 1A6
2.92% 10/25/35
6
891,429 901,623

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
34 / December 2020
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A1
(LIBOR USD 1-Month plus 0.58%)
0.73% 10/25/45
2
$ 4,247,779 $ 4,173,501
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR14, Class 2A1
3.12% 12/25/35
6
3,316,115 3,308,721
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR15, Class A1A1
(LIBOR USD 1-Month plus 0.52%)
0.67% 11/25/45
2
21,610,733 20,309,220
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR17, Class A1A1
(LIBOR USD 1-Month plus 0.54%)
0.69% 12/25/45
2
10,737,511 10,589,087
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR19, Class A1A2
(LIBOR USD 1-Month plus 0.58%)
0.73% 12/25/45
2
11,135,252 10,915,244
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 1A1A
(LIBOR USD 1-Month plus 0.66%)
0.81% 01/25/45
2
12,048,713 11,736,402
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.62%)
0.77% 01/25/45
2
880,735 860,291
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A21
(LIBOR USD 1-Month plus 0.66%)
0.81% 01/25/45
2
74,901 73,346
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A23
(LIBOR USD 1-Month plus 0.76%)
0.91% 01/25/45
2
3,127,483 3,070,083
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR6, Class 2A1A
(LIBOR USD 1-Month plus 0.46%)
0.61% 04/25/45
2
115,221 116,423
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR8, Class 1A1A
(LIBOR USD 1-Month plus 0.54%)
0.69% 07/25/45
2
122,665 118,884
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR1, Class 2A1A
(Federal Reserve US 12-Month Cumulative Average plus
1.07%)
1.68% 01/25/46
2
22,905,907 22,748,711
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR10, Class 1A4
3.01% 09/25/36
6
10,534,785 10,205,479
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR16, Class 3A1
3.15% 12/25/36
6
589,436 559,712
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR3, Class A1A
(Federal Reserve US 12-Month Cumulative Average plus
1.00%)
1.61% 02/25/46
2
$ 12,813,442 $ 12,586,741
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR4, Class 1A1A
(Federal Reserve US 12-Month Cumulative Average plus
0.94%)
1.68% 05/25/46
2
4,409,105 4,332,464
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR7, Class 2A
(Federal Reserve US 12-Month Cumulative Average plus
0.98%)
1.59% 07/25/46
2
9,372,694 8,681,761
WaMu Mortgage Pass-Through Certificates,
Series 2007-1, Class 2A1
6.00% 01/25/22 89,221 85,442
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY7, Class 4A2
3.30% 07/25/37
6
221,770 217,857
WaMu Mortgage Pass-Through Certificates,
Series 2007-OA1, Class A1A
(Federal Reserve US 12-Month Cumulative Average plus
0.70%)
1.31% 02/25/47
2
10,953,743 10,176,223
WaMu MSC Mortgage Pass-Through Certificates,
Series 2002-AR1, Class 1A1
3.40% 11/25/30
6
238,286 238,806
Wells Fargo Alternative Loan Trust,
Series 2007-PA5, Class 1A1
6.25% 11/25/37 127,497 125,873
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR1, Class 1A1
3.96% 03/25/36
6
2,227,268 2,184,012
5,302,197,948
U.S. Agency Commercial Mortgage-Backed — 0 .25%
BX Commercial Mortgage Trust,
Series 2020-VIV4, Class A
2.84% 03/09/44
1
180,165,000 189,074,498
Fannie Mae-Aces,
Series 2020-M10, Class X1 (IO)
1.80% 12/25/30
6
266,227,657 35,673,777
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K154, Class A2
3.42% 04/25/32 750,000 882,933
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K155, Class A3
3.75% 04/25/33 125,000 154,027
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K157, Class A3
3.99% 08/25/33

300,000 378,067
226,163,302

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 35
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed — 30 .83%
Fannie Mae Pool 190375
5.50% 11/01/36 $ 594,899 $ 699,324
Fannie Mae Pool 190396
4.50% 06/01/39 8,635 9,694
Fannie Mae Pool 254232
6.50% 03/01/22 2,327 2,377
Fannie Mae Pool 313182
7.50% 10/01/26 863 951
Fannie Mae Pool 394854
6.50% 05/01/27 589 660
Fannie Mae Pool 468128
4.33% 07/01/21 1,843,055 1,848,143
Fannie Mae Pool 468587
3.84% 08/01/21 565,692 568,406
Fannie Mae Pool 545191
7.00% 09/01/31 2,232 2,571
Fannie Mae Pool 545756
7.00% 06/01/32 522 619
Fannie Mae Pool 606108
7.00% 03/01/31 2,301 2,324
Fannie Mae Pool 613142
7.00% 11/01/31 8,038 9,447
Fannie Mae Pool 625666
7.00% 01/01/32 7,896 9,110
Fannie Mae Pool 633698
7.50% 02/01/31 27,126 32,637
Fannie Mae Pool 655928
7.00% 08/01/32 116,293 140,058
Fannie Mae Pool 725257
5.50% 02/01/34 771,738 902,080
Fannie Mae Pool 734830
4.50% 08/01/33 9,685 10,697
Fannie Mae Pool 734922
4.50% 09/01/33 1,463,313 1,629,687
Fannie Mae Pool 735207
7.00% 04/01/34 15,159 17,986
Fannie Mae Pool 735224
5.50% 02/01/35 2,814,363 3,307,826
Fannie Mae Pool 735651
4.50% 06/01/35 3,329,678 3,731,566
Fannie Mae Pool 735686
6.50% 12/01/22 283 289
Fannie Mae Pool 740297
5.50% 10/01/33 1,475 1,722
Fannie Mae Pool 745147
4.50% 12/01/35 20,658 22,879
Fannie Mae Pool 753168
4.50% 12/01/33 6,507 7,195
Fannie Mae Pool 815422
4.50% 02/01/35 31,156 34,546
Fannie Mae Pool 817611
(LIBOR USD 6-Month plus 1.58%)
1.95% 11/01/35
2
171,690 173,787
Fannie Mae Pool 839109
(LIBOR USD 12-Month plus 1.91%)
2.29% 11/01/35
2
3,741 3,740
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 844773
(LIBOR USD 12-Month plus 1.59%)
1.99% 12/01/35
2
$ 4,763 $ 4,788
Fannie Mae Pool 888412
7.00% 04/01/37 195,604 225,813
Fannie Mae Pool 889125
5.00% 12/01/21 6 6
Fannie Mae Pool 889184
5.50% 09/01/36 2,731,276 3,191,370
Fannie Mae Pool 918445
(LIBOR USD 12-Month plus 1.57%)
3.57% 05/01/37
2
6,543 6,852
Fannie Mae Pool AB1613
4.00% 10/01/40 25,466,913 28,600,075
Fannie Mae Pool AB1803
4.00% 11/01/40 30,553,341 34,399,324
Fannie Mae Pool AB2127
3.50% 01/01/26 10,910,638 11,585,777
Fannie Mae Pool AB3679
3.50% 10/01/41 10,064,501 11,055,823
Fannie Mae Pool AB3864
3.50% 11/01/41 8,408,811 9,292,934
Fannie Mae Pool AB4045
3.50% 12/01/41 9,985,188 11,105,131
Fannie Mae Pool AB4262
3.50% 01/01/32 5,452,849 5,853,867
Fannie Mae Pool AB6385
3.00% 10/01/42 347,083 370,318
Fannie Mae Pool AB9703
3.50% 06/01/43 22,493,440 24,576,167
Fannie Mae Pool AC8279
4.50% 08/01/39 13,777 15,278
Fannie Mae Pool AE0138
4.50% 03/01/40 53,513 59,871
Fannie Mae Pool AE0482
5.50% 01/01/38 6,718,644 7,788,907
Fannie Mae Pool AH3780
4.00% 02/01/41 12,824,315 14,503,015
Fannie Mae Pool AJ1404
4.00% 09/01/41 17,523,767 19,371,633
Fannie Mae Pool AL0209
4.50% 05/01/41 18,419,612 21,117,067
Fannie Mae Pool AL0290
4.61% 04/01/21
6
4,346,748 4,344,714
Fannie Mae Pool AL0834
4.08% 10/01/21
6
14,315,996 14,453,878
Fannie Mae Pool AL0851
6.00% 10/01/40 11,289,441 13,316,543
Fannie Mae Pool AL1445
4.25% 11/01/21
6
14,688,073 14,707,197
Fannie Mae Pool AL2521
3.50% 09/01/42 136,136 147,768
Fannie Mae Pool AL2669
4.23% 09/01/21
6
1,075,567 1,075,308
Fannie Mae Pool AL4597
4.00% 01/01/44 47,033,418 53,188,300

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
36 / December 2020
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AL6348
3.50% 02/01/45 $ 47,172 $ 51,490
Fannie Mae Pool AL7092
3.00% 07/01/45 67,538 73,479
Fannie Mae Pool AL8037
4.50% 07/01/34 184,431 203,706
Fannie Mae Pool AL8256
3.00% 08/01/43 547,554 600,539
Fannie Mae Pool AL8356
4.50% 07/01/34 467,690 516,666
Fannie Mae Pool AL8960
4.50% 05/01/46 35,796,716 39,967,569
Fannie Mae Pool AL9106
4.50% 02/01/46 48,950,500 54,653,965
Fannie Mae Pool AL9217
3.50% 10/01/46 29,204,297 31,982,578
Fannie Mae Pool AL9472
4.00% 10/01/43 7,684,040 8,420,224
Fannie Mae Pool AL9722
4.50% 08/01/46 157,364,068 175,699,337
Fannie Mae Pool AL9846
4.50% 02/01/47 161,295,575 180,088,922
Fannie Mae Pool AM4869
4.07% 12/01/25 1,760,000 1,996,465
Fannie Mae Pool AM6770
3.77% 09/01/29 162,264 190,702
Fannie Mae Pool AN4429
3.22% 01/01/27 23,130,000 26,133,758
Fannie Mae Pool AN4435
3.22% 01/01/27 29,420,000 33,240,604
Fannie Mae Pool AN7981
2.95% 01/01/28 100,000 112,001
Fannie Mae Pool AN9814
3.63% 08/01/28 131,282,080 151,205,850
Fannie Mae Pool AS8605
3.00% 01/01/32 202,941 218,091
Fannie Mae Pool AS8663
4.50% 01/01/47 29,525,166 32,261,992
Fannie Mae Pool AS9830
4.00% 06/01/47 74,024,382 79,585,364
Fannie Mae Pool AS9972
4.00% 07/01/47 72,233,938 77,583,688
Fannie Mae Pool AT9649
4.00% 07/01/43 193,390 218,705
Fannie Mae Pool AU3739
3.50% 08/01/43 32,791,975 36,406,041
Fannie Mae Pool BD2450
3.50% 01/01/47 103,578 110,473
Fannie Mae Pool BL0004
3.50% 09/01/28 6,290,000 7,292,929
Fannie Mae Pool BL0937
3.83% 12/01/28 91,631,050 106,768,677
Fannie Mae Pool BL6060
2.46% 04/01/40 126,370,000 136,500,157
Fannie Mae Pool BM4299
3.00% 03/01/30 45,443,005 47,694,567
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool BM4304
3.00% 02/01/30 $ 62,232,957 $ 65,504,162
Fannie Mae Pool BM5164
4.00% 11/01/48 66,399,454 71,742,380
Fannie Mae Pool BM5507
3.00% 09/01/48 11,323,039 11,969,934
Fannie Mae Pool BN4316
4.00% 01/01/49 37,788 40,843
Fannie Mae Pool CA0862
3.50% 09/01/47 5,802,356 6,162,146
Fannie Mae Pool CA0996
3.50% 01/01/48 60,568 65,839
Fannie Mae Pool CA1187
3.50% 02/01/48 102,119,742 108,329,802
Fannie Mae Pool CA1191
3.50% 11/01/47 6,836,135 7,251,482
Fannie Mae Pool CA1710
4.50% 05/01/48 207,314 225,039
Fannie Mae Pool CA1711
4.50% 05/01/48 21,491,127 23,369,069
Fannie Mae Pool CA2208
4.50% 08/01/48 50,160,291 54,470,952
Fannie Mae Pool CA2327
4.00% 09/01/48 45,506,622 50,277,897
Fannie Mae Pool CA2493
4.50% 10/01/48 14,510,922 15,709,084
Fannie Mae Pool CA3633
3.50% 06/01/49 34,745,771 37,752,550
Fannie Mae Pool CA4011
3.50% 08/01/49 80,288,769 83,473,331
Fannie Mae Pool FM2310
3.00% 01/01/48 17,800,659 18,719,031
Fannie Mae Pool FM2318
3.50% 09/01/49 315,984,969 342,207,178
Fannie Mae Pool FM2388
3.50% 04/01/48 27,109,693 29,705,652
Fannie Mae Pool MA1146
4.00% 08/01/42 39,062,900 42,670,346
Fannie Mae Pool MA1177
3.50% 09/01/42 48,097,322 52,219,277
Fannie Mae Pool MA1404
3.50% 04/01/43 95,087 103,983
Fannie Mae Pool MA1432
3.00% 05/01/33 70,758 75,360
Fannie Mae Pool MA1459
3.00% 06/01/33 33,811 36,010
Fannie Mae Pool MA1527
3.00% 08/01/33 48,032,483 51,156,368
Fannie Mae Pool MA1561
3.00% 09/01/33 30,129,924 32,089,481
Fannie Mae Pool MA1582
3.50% 09/01/43 15,677,735 17,147,518
Fannie Mae Pool MA1584
3.50% 09/01/33 46,425,359 50,211,661
Fannie Mae Pool MA1608
3.50% 10/01/33 32,932,132 35,620,720

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 37
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool MA1982
3.50% 08/01/34 $ 73,258 $ 78,475
Fannie Mae Pool MA2895
3.00% 02/01/47 78,272 82,743
Fannie Mae Pool MA2960
4.00% 04/01/47 53,435,488 57,526,749
Fannie Mae Pool MA3027
4.00% 06/01/47 38,526,825 41,408,728
Fannie Mae Pool MA3029
3.00% 06/01/32 38,745,870 40,923,415
Fannie Mae Pool MA3060
3.00% 07/01/32 17,266 18,210
Fannie Mae Pool MA3120
3.50% 09/01/47 2,886,107 3,069,577
Fannie Mae Pool MA3182
3.50% 11/01/47 61,540,020 65,345,746
Fannie Mae Pool MA3210
3.50% 12/01/47 107,354,237 113,900,142
Fannie Mae Pool MA3238
3.50% 01/01/48 91,126,323 96,662,939
Fannie Mae Pool MA3276
3.50% 02/01/48 37,468,187 39,719,256
Fannie Mae Pool MA3305
3.50% 03/01/48 49,866,781 52,865,400
Fannie Mae Pool MA3332
3.50% 04/01/48 138,772,934 147,117,711
Fannie Mae Pool MA3364
3.50% 05/01/33 16,840,180 17,942,045
Fannie Mae Pool MA3537
4.50% 12/01/48 34,519,959 37,369,182
Fannie Mae Pool MA3811
3.00% 10/01/49 21,969,515 22,613,917
Fannie Mae Pool MA3846
3.00% 11/01/49 128,528 132,409
Fannie Mae Pool MA3942
3.00% 02/01/50 44,589,296 45,663,298
Fannie Mae Pool MA3997
3.00% 04/01/50 58,229,467 59,843,049
Fannie Mae Pool MA4093
2.00% 08/01/40 239,707,680 249,379,636
Fannie Mae Pool MA4128
2.00% 09/01/40 195,247,262 203,103,979
Fannie Mae Pool MA4152
2.00% 10/01/40 225,451,790 234,550,564
Fannie Mae Pool MA4176
2.00% 11/01/40 55,051,316 57,271,201
Fannie Mae REMICS,
Series 1991-65, Class Z
6.50% 06/25/21 42 42
Fannie Mae REMICS,
Series 1992-123, Class Z
7.50% 07/25/22 221 229
Fannie Mae REMICS,
Series 1993-132, Class D (PO)
0.00% 10/25/22
9
8,014 8,000
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 1993-29, Class PK
7.00% 03/25/23 $ 669 $ 694
Fannie Mae REMICS,
Series 1994-55, Class H
7.00% 03/25/24 4,544 4,893
Fannie Mae REMICS,
Series 1997-34, Class SA
(Cost of Funds for the 11th District of San Francisco * 2.582,
37.68% Cap)
2.58% 10/25/23
2
1,230 1,373
Fannie Mae REMICS,
Series 1998-37, Class VZ
6.00% 06/17/28 3,044 3,220
Fannie Mae REMICS,
Series 1999-11, Class Z
5.50% 03/25/29 24,608 26,159
Fannie Mae REMICS,
Series 2001-52, Class YZ
6.50% 10/25/31 95,084 111,960
Fannie Mae REMICS,
Series 2005-117, Class LC
5.50% 11/25/35 3,203,979 3,382,158
Fannie Mae REMICS,
Series 2005-122, Class SG (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
6.45% 11/25/35
2
45,298 5,765
Fannie Mae REMICS,
Series 2005-92, Class US (IO)
(-1.00 X LIBOR USD 1-Month plus 6.10%, 6.10% Cap)
5.95% 10/25/25
2
2,823,859 223,534
Fannie Mae REMICS,
Series 2006-4, Class WE
4.50% 02/25/36 45,887 50,251
Fannie Mae REMICS,
Series 2006-49, Class SE
(-4.00 X LIBOR USD 1-Month plus 29.00%, 29.00% Cap)
28.41% 04/25/36
2
1,512,726 2,420,195
Fannie Mae REMICS,
Series 2007-17, Class SI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.40%, 6.40% Cap)
6.25% 03/25/37
2
1,291,288 183,243
Fannie Mae REMICS,
Series 2007-34, Class SB (IO)
(-1.00 X LIBOR USD 1-Month plus 6.11%, 6.11% Cap)
5.96% 04/25/37
2
2,681,580 579,766
Fannie Mae REMICS,
Series 2007-64, Class FA
(LIBOR USD 1-Month plus 0.47%)
0.62% 07/25/37
2
3,741 3,779
Fannie Mae REMICS,
Series 2008-24, Class NA
6.75% 06/25/37 311,927 356,158

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
38 / December 2020
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2010-116, Class SE (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
6.45% 10/25/40
2
$ 3,447,764 $ 566,998
Fannie Mae REMICS,
Series 2010-135, Class EA
3.00% 01/25/40 4,115 4,158
Fannie Mae REMICS,
Series 2010-17, Class SB (IO)
(-1.00 X LIBOR USD 1-Month plus 6.35%, 6.35% Cap)
6.20% 03/25/40
2
6,691,950 1,519,006
Fannie Mae REMICS,
Series 2010-43, Class KS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.42%, 6.42% Cap)
6.27% 05/25/40
2
11,817,097 2,519,150
Fannie Mae REMICS,
Series 2011-101, Class HE
4.00% 10/25/41 10,100,000 11,442,953
Fannie Mae REMICS,
Series 2011-111, Class DB
4.00% 11/25/41 16,461,983 18,333,383
Fannie Mae REMICS,
Series 2012-84, Class VZ
3.50% 08/25/42 9,997,651 11,043,611
Fannie Mae REMICS,
Series 2013-101, Class BO (PO)
0.00% 10/25/43
9
16,789,370 15,801,042
Fannie Mae REMICS,
Series 2013-101, Class CO (PO)
0.00% 10/25/43
9
10,248,227 9,420,251
Fannie Mae REMICS,
Series 2016-45, Class AF
(LIBOR USD 1-Month plus 0.50%)
0.65% 07/25/46
2
11,534,085 11,628,381
Fannie Mae REMICS,
Series 2016-72, Class FA
(LIBOR USD 1-Month plus 0.50%)
0.65% 10/25/46
2
26,086,805 26,300,491
Fannie Mae REMICS,
Series 2016-74, Class GF
(LIBOR USD 1-Month plus 0.50%)
0.65% 10/25/46
2
18,578,735 18,694,982
Fannie Mae REMICS,
Series 2016-75, Class FL
(LIBOR USD 1-Month plus 0.50%)
0.65% 10/25/46
2
17,927,095 18,039,008
Fannie Mae REMICS,
Series 2018-29, Class AP
3.50% 11/25/46 121,011,315 124,362,675
Fannie Mae REMICS,
Series 2018-38, Class LA
3.00% 06/25/48 38,943,037 40,943,658
Fannie Mae REMICS,
Series 2018-38, Class PA
3.50% 06/25/47 66,037 68,830
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2018-45, Class GA
3.00% 06/25/48 $ 45,112,722 $ 47,897,750
Fannie Mae REMICS,
Series 2018-55, Class PA
3.50% 01/25/47 37,646,696 39,117,656
Fannie Mae REMICS,
Series 2018-57, Class QA
3.50% 05/25/46 139,204 144,017
Fannie Mae REMICS,
Series 2018-86, Class JA
4.00% 05/25/47 3,154,331 3,276,288
Fannie Mae REMICS,
Series 2018-94, Class KD
3.50% 12/25/48 13,872,727 14,645,729
Fannie Mae REMICS,
Series 2019-1, Class AB
3.50% 02/25/49 3,323,750 3,540,125
Fannie Mae REMICS,
Series 2019-1, Class KP
3.25% 02/25/49 5,220,214 5,474,139
Fannie Mae REMICS,
Series 2019-26, Class JE
3.00% 06/25/49 13,722,224 14,224,025
Fannie Mae REMICS,
Series 2019-45, Class PA
3.00% 08/25/49 46,310,679 48,992,642
Fannie Mae REMICS,
Series 2019-52, Class PA
3.00% 09/25/49 15,734,218 16,104,623
Fannie Mae REMICS,
Series 2019-67, Class FE
(LIBOR USD 1-Month plus 0.45%)
0.60% 11/25/49
2
50,149,075 50,514,719
Fannie Mae REMICS,
Series 2019-79, Class FA
(LIBOR USD 1-Month plus 0.50%)
0.65% 01/25/50
2
151,663 152,976
Fannie Mae REMICS,
Series G92-36, Class Z
7.00% 07/25/22 4 4
Fannie Mae REMICS,
Series G93-21, Class Z
7.20% 05/25/23 930 977
Fannie Mae Trust,
Series 2003-W2, Class 2A9
5.90% 07/25/42 23,198 27,074
Freddie Mac Gold Pool A24156
6.50% 10/01/31 114,019 127,918
Freddie Mac Gold Pool A25162
5.50% 05/01/34 1,473,355 1,707,730
Freddie Mac Gold Pool A39012
5.50% 06/01/35 32,561 37,961
Freddie Mac Gold Pool A54856
5.00% 01/01/34 2,833,476 3,234,413

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 39
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool A61164
5.00% 04/01/36 $ 9,424 $ 10,737
Freddie Mac Gold Pool A97038
4.00% 02/01/41 9,915,420 11,050,786
Freddie Mac Gold Pool C01492
5.00% 02/01/33 421,068 478,126
Freddie Mac Gold Pool C04546
3.00% 02/01/43 16,067,682 17,493,723
Freddie Mac Gold Pool C04573
3.00% 03/01/43 20,305,024 22,163,149
Freddie Mac Gold Pool C46104
6.50% 09/01/29 10,323 11,582
Freddie Mac Gold Pool C55789
7.50% 10/01/27 4,727 5,205
Freddie Mac Gold Pool C90573
6.50% 08/01/22 13,993 14,589
Freddie Mac Gold Pool E02402
6.00% 10/01/22 3,254 3,341
Freddie Mac Gold Pool G00992
7.00% 11/01/28 543 626
Freddie Mac Gold Pool G01515
5.00% 02/01/33 481,982 546,342
Freddie Mac Gold Pool G02579
5.00% 12/01/34 727,779 844,027
Freddie Mac Gold Pool G02884
6.00% 04/01/37 1,893,933 2,215,427
Freddie Mac Gold Pool G02955
5.50% 03/01/37 2,780,360 3,265,418
Freddie Mac Gold Pool G03357
5.50% 08/01/37 1,184,122 1,384,230
Freddie Mac Gold Pool G03676
5.50% 12/01/37 1,774,384 2,096,911
Freddie Mac Gold Pool G03783
5.50% 01/01/38 1,314,390 1,547,700
Freddie Mac Gold Pool G03985
6.00% 03/01/38 18,305 21,911
Freddie Mac Gold Pool G04438
5.50% 05/01/38 4,040,607 4,749,934
Freddie Mac Gold Pool G04703
5.50% 08/01/38 3,493,695 4,121,539
Freddie Mac Gold Pool G04706
5.50% 09/01/38 138,165 163,412
Freddie Mac Gold Pool G05866
4.50% 02/01/40 13,784,199 15,822,469
Freddie Mac Gold Pool G06361
4.00% 03/01/41 18,640 21,085
Freddie Mac Gold Pool G06498
4.00% 04/01/41 18,480,142 20,700,884
Freddie Mac Gold Pool G06499
4.00% 03/01/41 8,268,408 9,158,519
Freddie Mac Gold Pool G07408
3.50% 06/01/43 18,391,624 20,546,171
Freddie Mac Gold Pool G07786
4.00% 08/01/44 160,423,348 178,981,663
Freddie Mac Gold Pool G07848
3.50% 04/01/44 90,633,249 100,157,188
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G07849
3.50% 05/01/44 $ 12,432,387 $ 13,735,789
Freddie Mac Gold Pool G07924
3.50% 01/01/45 16,074,621 17,517,900
Freddie Mac Gold Pool G07925
4.00% 02/01/45 10,532,198 11,743,033
Freddie Mac Gold Pool G08676
3.50% 11/01/45 48,113,941 51,670,370
Freddie Mac Gold Pool G08681
3.50% 12/01/45 31,648,371 33,987,718
Freddie Mac Gold Pool G08698
3.50% 03/01/46 1,682 1,803
Freddie Mac Gold Pool G08710
3.00% 06/01/46 182,178,251 192,632,823
Freddie Mac Gold Pool G08711
3.50% 06/01/46 13,916,339 14,913,249
Freddie Mac Gold Pool G08715
3.00% 08/01/46 242,461,370 256,375,380
Freddie Mac Gold Pool G08721
3.00% 09/01/46 24,799,444 26,222,597
Freddie Mac Gold Pool G08722
3.50% 09/01/46 60,838,378 65,196,596
Freddie Mac Gold Pool G08726
3.00% 10/01/46 264,443,435 279,618,918
Freddie Mac Gold Pool G08727
3.50% 10/01/46 52,671,728 56,338,353
Freddie Mac Gold Pool G08732
3.00% 11/01/46 161,045,310 170,287,137
Freddie Mac Gold Pool G08741
3.00% 01/01/47 98,054,293 103,681,286
Freddie Mac Gold Pool G08742
3.50% 01/01/47 82,326,882 88,147,269
Freddie Mac Gold Pool G08747
3.00% 02/01/47 32,999,219 34,892,929
Freddie Mac Gold Pool G08757
3.50% 04/01/47 33,638,654 35,943,272
Freddie Mac Gold Pool G08758
4.00% 04/01/47 25,926 27,898
Freddie Mac Gold Pool G08762
4.00% 05/01/47 26,906,788 28,939,172
Freddie Mac Gold Pool G08779
3.50% 09/01/47 134,287 142,501
Freddie Mac Gold Pool G08784
3.50% 10/01/47 116,657 123,696
Freddie Mac Gold Pool G08792
3.50% 12/01/47 100,121 106,178
Freddie Mac Gold Pool G08826
5.00% 06/01/48 22,663,721 25,114,978
Freddie Mac Gold Pool G08833
5.00% 07/01/48 14,179,977 15,714,205
Freddie Mac Gold Pool G08838
5.00% 09/01/48 6,581,781 7,301,118
Freddie Mac Gold Pool G08840
5.00% 08/01/48 2,201,850 2,437,346
Freddie Mac Gold Pool G08843
4.50% 10/01/48 16,200,553 17,559,955

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
40 / December 2020
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G08844
5.00% 10/01/48 $ 19,295,288 $ 21,382,223
Freddie Mac Gold Pool G08848
4.50% 11/01/48 3,038,741 3,296,814
Freddie Mac Gold Pool G08849
5.00% 11/01/48 7,237,871 8,018,685
Freddie Mac Gold Pool G12393
5.50% 10/01/21 36,937 37,079
Freddie Mac Gold Pool G12399
6.00% 09/01/21 75 76
Freddie Mac Gold Pool G12824
6.00% 08/01/22 255,392 262,961
Freddie Mac Gold Pool G12909
6.00% 11/01/22 727,533 752,777
Freddie Mac Gold Pool G13032
6.00% 09/01/22 44,564 45,208
Freddie Mac Gold Pool G16085
2.50% 02/01/32 4,225,828 4,497,834
Freddie Mac Gold Pool G16502
3.50% 05/01/33 102,652 109,399
Freddie Mac Gold Pool G16524
3.50% 05/01/33 34,581,840 37,352,117
Freddie Mac Gold Pool G16584
3.50% 08/01/33 6,369,206 6,756,866
Freddie Mac Gold Pool G16607
3.50% 09/01/33 62,335,579 67,301,957
Freddie Mac Gold Pool G16623
2.50% 09/01/32 36,847,987 38,558,635
Freddie Mac Gold Pool G16755
3.50% 02/01/34 63,307,402 67,739,651
Freddie Mac Gold Pool G16756
3.50% 01/01/34 5,630,813 6,079,429
Freddie Mac Gold Pool G18592
3.00% 03/01/31 36,389 38,447
Freddie Mac Gold Pool G18596
3.00% 04/01/31 42,589,421 44,997,708
Freddie Mac Gold Pool G18691
3.00% 06/01/33 16,914,121 17,788,721
Freddie Mac Gold Pool G18692
3.50% 06/01/33 24,917,964 26,434,587
Freddie Mac Gold Pool G18713
3.50% 11/01/33 30,545,583 32,404,730
Freddie Mac Gold Pool G18716
3.50% 12/01/33 92,065 97,668
Freddie Mac Gold Pool G60023
3.50% 04/01/45 15,684,800 17,368,394
Freddie Mac Gold Pool G60080
3.50% 06/01/45 169,467,194 185,375,364
Freddie Mac Gold Pool G60138
3.50% 08/01/45 127,079,783 140,601,288
Freddie Mac Gold Pool G60238
3.50% 10/01/45 52,452,522 57,376,605
Freddie Mac Gold Pool G60344
4.00% 12/01/45 129,974 143,062
Freddie Mac Gold Pool G67700
3.50% 08/01/46 39,260,517 43,045,297
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G67703
3.50% 04/01/47 $ 397,662,056 $ 435,500,276
Freddie Mac Gold Pool G67706
3.50% 12/01/47 209,922,712 229,700,412
Freddie Mac Gold Pool G67707
3.50% 01/01/48 484,917,605 534,484,335
Freddie Mac Gold Pool G67708
3.50% 03/01/48 502,485,985 545,331,915
Freddie Mac Gold Pool G67709
3.50% 03/01/48 349,888,359 382,445,355
Freddie Mac Gold Pool G67710
3.50% 03/01/48 328,735,090 353,632,696
Freddie Mac Gold Pool G67711
4.00% 03/01/48 92,911,005 102,156,115
Freddie Mac Gold Pool G67713
4.00% 06/01/48 924,637 1,009,363
Freddie Mac Gold Pool G67714
4.00% 07/01/48 144,305 158,574
Freddie Mac Gold Pool G67717
4.00% 11/01/48 120,879,335 132,976,293
Freddie Mac Gold Pool H00790
5.50% 05/01/37 4,434 5,110
Freddie Mac Gold Pool H05069
5.50% 05/01/37 237,570 273,763
Freddie Mac Gold Pool Q05804
4.00% 01/01/42 32,596,253 36,877,115
Freddie Mac Gold Pool U99097
3.50% 07/01/43 49,661,635 54,078,539
Freddie Mac Gold Pool V62078
3.50% 08/01/33 6,820,489 7,336,565
Freddie Mac Gold Pool V62129
3.50% 08/01/33 13,770,497 14,746,283
Freddie Mac Gold Pool V80356
3.50% 08/01/43 33,287,436 36,804,574
Freddie Mac Pool RB5077
2.00% 10/01/40 135,613,045 141,094,697
Freddie Mac Pool RE6029
3.00% 02/01/50 14,987,631 15,357,105
Freddie Mac Pool SD7502
3.50% 07/01/49 16,152,999 17,411,295
Freddie Mac Pool SD7503
3.50% 08/01/49 32,920,078 35,647,121
Freddie Mac Pool SD7511
3.50% 01/01/50 31,941,268 34,587,228
Freddie Mac Pool WN1000
3.70% 07/01/33 140,700,000 166,363,809
Freddie Mac Pool ZA5103
3.50% 12/01/47 375,843 398,749
Freddie Mac Pool ZA5128
3.50% 12/01/47 948,382 1,006,004
Freddie Mac Pool ZM1779
3.00% 09/01/46 26,603,057 28,120,058
Freddie Mac Pool ZM2285
3.00% 12/01/46 29,229,368 30,896,130
Freddie Mac Pool ZS4693
3.00% 12/01/46 30,384,775 32,117,422

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 41
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Pool ZS4768
3.50% 05/01/48 $ 2,759,649 $ 2,925,594
Freddie Mac Pool ZT0277
3.50% 10/01/46 3,104,659 3,350,532
Freddie Mac Pool ZT1403
3.50% 11/01/33 34,636,177 36,748,390
Freddie Mac REMICS,
Series 1073, Class G
7.00% 05/15/21 17 17
Freddie Mac REMICS,
Series 1107, Class ZC
6.50% 07/15/21 196 198
Freddie Mac REMICS,
Series 1980, Class Z
7.00% 07/15/27 57,569 65,693
Freddie Mac REMICS,
Series 1983, Class Z
6.50% 12/15/23 15,742 16,792
Freddie Mac REMICS,
Series 2098, Class TZ
6.00% 01/15/28 235,249 261,159
Freddie Mac REMICS,
Series 2174, Class PN
6.00% 07/15/29 12,904 14,559
Freddie Mac REMICS,
Series 2313, Class LA
6.50% 05/15/31 6,247 7,179
Freddie Mac REMICS,
Series 2433, Class SA
(-2.60 X LIBOR USD 1-Month plus 20.93%, 20.93% Cap)
20.52% 02/15/32
2
7,821 11,997
Freddie Mac REMICS,
Series 2481, Class AW
6.50% 08/15/32 26,753 29,538
Freddie Mac REMICS,
Series 3019, Class SW (IO)
(-1.00 X LIBOR USD 1-Month plus 7.20%, 7.20% Cap)
7.04% 08/15/35
2
1,103,594 270,096
Freddie Mac REMICS,
Series 3063, Class YG
5.50% 11/15/35 2,928,332 3,407,138
Freddie Mac REMICS,
Series 3300, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 7.20%, 7.20% Cap)
7.04% 08/15/35
2
487,923 100,605
Freddie Mac REMICS,
Series 3707, Class EI (IO)
5.00% 12/15/38 4,808,107 154,178
Freddie Mac REMICS,
Series 3730, Class JG
3.00% 09/15/39 3,363 3,398
Freddie Mac REMICS,
Series 3752, Class XL
4.50% 11/15/40 49,993,721 56,028,633
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 3891, Class HS (IO)
(-1.00 X LIBOR USD 1-Month plus 5.95%, 5.95% Cap)
5.79% 07/15/41
2
$ 5,571,338 $ 646,659
Freddie Mac REMICS,
Series 3904, Class JB
4.50% 08/15/41 12,198,238 13,817,998
Freddie Mac REMICS,
Series 3925, Class LB
4.50% 09/15/41 9,215,000 10,923,233
Freddie Mac REMICS,
Series 3928, Class JD
4.00% 09/15/41 32,095,702 35,491,883
Freddie Mac REMICS,
Series 4102, Class TC
2.50% 09/15/41 11,922,669 12,442,259
Freddie Mac REMICS,
Series 4161, Class BA
2.50% 12/15/41 18,700,187 19,693,995
Freddie Mac REMICS,
Series 4656, Class EZ
4.00% 02/15/47 180,640 208,829
Freddie Mac REMICS,
Series 4818, Class CA
3.00% 04/15/48 3,320,604 3,477,753
Freddie Mac REMICS,
Series 4846, Class PA
4.00% 06/15/47 1,209,161 1,275,326
Freddie Mac REMICS,
Series 4852, Class CA
4.00% 11/15/47 38,276,889 41,224,803
Freddie Mac REMICS,
Series 4860, Class BH
3.50% 10/15/48 15,035,571 15,525,741
Freddie Mac REMICS,
Series 4860, Class PA
3.50% 02/15/49 6,577,224 6,911,363
Freddie Mac REMICS,
Series 4879, Class BC
3.00% 04/15/49 2,966,353 3,071,913
Freddie Mac REMICS,
Series 4896, Class DA
3.00% 01/15/49 2,730,378 2,836,383
Freddie Mac REMICS,
Series 4937, Class MF
(LIBOR USD 1-Month plus 0.45%)
0.60% 12/25/49
2
11,304,931 11,367,310
Freddie Mac Strips,
Series 309, Class PO (PO)
0.00% 08/15/43
9
22,893,134 21,377,753
Freddie Mac Strips,
Series 319, Class F2
(LIBOR USD 1-Month plus 0.50%)
0.66% 11/15/43
2
4,050,153 4,097,009
Ginnie Mae (TBA)
2.00% 01/20/51 1,727,625,000 1,806,083,016

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
42 / December 2020
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
2.50% 01/20/51 $ 1,192,850,000 $ 1,262,743,555
Ginnie Mae I Pool 782817
4.50% 11/15/39 14,274,363 16,309,365
Ginnie Mae I Pool AA5452
3.50% 07/15/42 167,228 178,249
Ginnie Mae II Pool 2631
7.00% 08/20/28 1,433 1,615
Ginnie Mae II Pool 3388
4.50% 05/20/33 4,081 4,537
Ginnie Mae II Pool 3427
4.50% 08/20/33 1,396 1,559
Ginnie Mae II Pool 3554
4.50% 05/20/34 1,323 1,477
Ginnie Mae II Pool 4058
5.00% 12/20/37 751 864
Ginnie Mae II Pool 4342
5.00% 01/20/39 1,094 1,215
Ginnie Mae II Pool 4520
5.00% 08/20/39 21,304 23,683
Ginnie Mae II Pool 5140
4.50% 08/20/41 45,019 50,170
Ginnie Mae II Pool 5175
4.50% 09/20/41 48,347 53,878
Ginnie Mae II Pool 5281
4.50% 01/20/42 14,450 16,135
Ginnie Mae II Pool 783591
4.50% 07/20/41 17,796 19,832
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
plus 1.50%)
2.25% 07/20/34
2
10,825 11,286
Ginnie Mae II Pool 81267
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
plus 1.50%)
3.00% 03/20/35
2
18,996 19,240
Ginnie Mae II Pool 81432
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
plus 1.50%)
2.25% 08/20/35
2
19,498 20,417
Ginnie Mae II Pool 81497
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
plus 1.50%)
3.13% 10/20/35
2
15,565 16,298
Ginnie Mae II Pool 8631
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
plus 1.50%)
2.88% 05/20/25
2
2,963 3,057
Ginnie Mae II Pool 8644
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
plus 1.50%)
2.88% 06/20/25
2
3,946 4,008
Ginnie Mae II Pool MA0627
4.50% 12/20/42 58,257 65,002
Ginnie Mae II Pool MA0701
4.50% 01/20/43 60,371 66,823
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA1157
3.50% 07/20/43 $ 55,719 $ 60,664
Ginnie Mae II Pool MA1997
4.50% 06/20/44 14,797 16,490
Ginnie Mae II Pool MA2374
5.00% 11/20/44 368,278 420,073
Ginnie Mae II Pool MA2756
4.50% 04/20/45 32,927 36,695
Ginnie Mae II Pool MA2828
4.50% 05/20/45 1,417,112 1,579,106
Ginnie Mae II Pool MA2894
4.50% 06/20/45 547,218 609,743
Ginnie Mae II Pool MA3036
4.50% 08/20/45 55,942 62,336
Ginnie Mae II Pool MA3309
3.00% 12/20/45 12,102 12,900
Ginnie Mae II Pool MA3456
4.50% 02/20/46 376,340 419,312
Ginnie Mae II Pool MA3521
3.50% 03/20/46 48,033,113 51,857,966
Ginnie Mae II Pool MA3524
5.00% 03/20/46 16,018 18,326
Ginnie Mae II Pool MA3597
3.50% 04/20/46 121,860,673 131,564,377
Ginnie Mae II Pool MA3600
5.00% 04/20/46 10,097,688 11,579,454
Ginnie Mae II Pool MA3662
3.00% 05/20/46 4,763,331 5,061,491
Ginnie Mae II Pool MA3663
3.50% 05/20/46 35,213,549 38,017,586
Ginnie Mae II Pool MA3665
4.50% 05/20/46 154,543 170,094
Ginnie Mae II Pool MA3666
5.00% 05/20/46 5,265,285 6,023,655
Ginnie Mae II Pool MA3738
4.50% 06/20/46 649,797 715,182
Ginnie Mae II Pool MA3739
5.00% 06/20/46 3,189,475 3,648,832
Ginnie Mae II Pool MA3805
4.50% 07/20/46 5,720,891 6,296,544
Ginnie Mae II Pool MA3806
5.00% 07/20/46 251,179 288,035
Ginnie Mae II Pool MA3873
3.00% 08/20/46 36,697,030 38,994,074
Ginnie Mae II Pool MA3876
4.50% 08/20/46 5,699,771 6,300,017
Ginnie Mae II Pool MA3877
5.00% 08/20/46 1,117,582 1,277,206
Ginnie Mae II Pool MA3937
3.50% 09/20/46 28,241,885 30,464,295
Ginnie Mae II Pool MA3939
4.50% 09/20/46 2,953,330 3,308,084
Ginnie Mae II Pool MA4003
3.00% 10/20/46 14,601,393 15,515,364
Ginnie Mae II Pool MA4006
4.50% 10/20/46 3,325,040 3,675,202

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 43
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA4007
5.00% 10/20/46 $ 6,789,846 $ 7,767,616
Ginnie Mae II Pool MA4069
3.50% 11/20/46 88,734,419 95,633,919
Ginnie Mae II Pool MA4071
4.50% 11/20/46 9,741,804 10,853,753
Ginnie Mae II Pool MA4072
5.00% 11/20/46 1,759,647 2,012,447
Ginnie Mae II Pool MA4126
3.00% 12/20/46 244,142,746 259,424,817
Ginnie Mae II Pool MA4127
3.50% 12/20/46 93,810,158 101,410,684
Ginnie Mae II Pool MA4129
4.50% 12/20/46 31,109,865 34,854,536
Ginnie Mae II Pool MA4196
3.50% 01/20/47 23,170 24,949
Ginnie Mae II Pool MA4198
4.50% 01/20/47 263,098 288,914
Ginnie Mae II Pool MA4199
5.00% 01/20/47 5,816,649 6,669,939
Ginnie Mae II Pool MA4264
4.50% 02/20/47 78,496,394 86,125,105
Ginnie Mae II Pool MA4265
5.00% 02/20/47 1,384,615 1,584,073
Ginnie Mae II Pool MA4324
5.00% 03/20/47 7,617,015 8,698,651
Ginnie Mae II Pool MA4382
3.50% 04/20/47 60,411,675 64,957,925
Ginnie Mae II Pool MA4384
4.50% 04/20/47 3,752,741 4,106,898
Ginnie Mae II Pool MA4385
5.00% 04/20/47 13,338,564 14,939,425
Ginnie Mae II Pool MA4453
4.50% 05/20/47 195,827,407 213,818,658
Ginnie Mae II Pool MA4454
5.00% 05/20/47 29,669,903 32,696,539
Ginnie Mae II Pool MA4510
3.50% 06/20/47 84,968 91,362
Ginnie Mae II Pool MA4511
4.00% 06/20/47 12,347,655 13,329,931
Ginnie Mae II Pool MA4512
4.50% 06/20/47 683,922 746,755
Ginnie Mae II Pool MA4513
5.00% 06/20/47 590,643 650,894
Ginnie Mae II Pool MA4586
3.50% 07/20/47 101,948,449 109,620,528
Ginnie Mae II Pool MA4588
4.50% 07/20/47 113,317 123,728
Ginnie Mae II Pool MA4589
5.00% 07/20/47 29,013,677 32,260,090
Ginnie Mae II Pool MA4652
3.50% 08/20/47 7,748,894 8,332,033
Ginnie Mae II Pool MA4655
5.00% 08/20/47 34,646,340 38,667,767
Ginnie Mae II Pool MA4719
3.50% 09/20/47 99,863,735 107,004,442
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA4720
4.00% 09/20/47 $ 249,966 $ 269,526
Ginnie Mae II Pool MA4722
5.00% 09/20/47 671,619 746,769
Ginnie Mae II Pool MA4781
5.00% 10/20/47 8,422,368 9,364,767
Ginnie Mae II Pool MA4836
3.00% 11/20/47 210,183,988 222,971,754
Ginnie Mae II Pool MA4837
3.50% 11/20/47 245,505,538 263,120,624
Ginnie Mae II Pool MA4838
4.00% 11/20/47 84,988,090 91,803,924
Ginnie Mae II Pool MA4840
5.00% 11/20/47 2,580,502 2,867,033
Ginnie Mae II Pool MA4900
3.50% 12/20/47 15,894,561 17,035,000
Ginnie Mae II Pool MA4901
4.00% 12/20/47 56,766,124 61,248,397
Ginnie Mae II Pool MA4961
3.00% 01/20/48 706,607 749,195
Ginnie Mae II Pool MA4963
4.00% 01/20/48 97,864,814 105,712,779
Ginnie Mae II Pool MA5078
4.00% 03/20/48 158,963 171,309
Ginnie Mae II Pool MA5137
4.00% 04/20/48 35,257,468 37,943,428
Ginnie Mae II Pool MA5399
4.50% 08/20/48 7,803,522 8,435,104
Ginnie Mae II Pool MA5466
4.00% 09/20/48 13,345,908 14,374,359
Ginnie Mae II Pool MA5467
4.50% 09/20/48 74,566 80,601
Ginnie Mae II Pool MA5528
4.00% 10/20/48 62,312,079 66,852,628
Ginnie Mae II Pool MA5530
5.00% 10/20/48 13,390,762 14,679,857
Ginnie Mae II Pool MA5651
4.00% 12/20/48 21,776 23,335
Ginnie Mae II Pool MA6030
3.50% 07/20/49 52,720,409 54,439,002
Ginnie Mae II Pool MA6080
3.00% 08/20/49 8,762 8,980
Ginnie Mae II Pool MA6081
3.50% 08/20/49 18,684,859 19,293,953
Ginnie Mae II Pool MA6209
3.00% 10/20/49 16,014,566 16,539,907
Ginnie Mae II Pool MA6210
3.50% 10/20/49 9,386,194 9,692,168
Ginnie Mae,
Series 2003-86, Class ZK
5.00% 10/20/33 5,711,155 6,405,708
Ginnie Mae,
Series 2007-35, Class PY (IO)
(-1.00 X LIBOR USD 1-Month plus 6.75%, 6.75% Cap)
6.60% 06/16/37
2
10,239,776 2,318,962

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
44 / December 2020
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae,
Series 2009-106, Class SD (IO)
(-1.00 X LIBOR USD 1-Month plus 6.25%, 6.25% Cap)
6.10% 03/20/36
2
$ 9,184,587 $ 1,123,307
Ginnie Mae,
Series 2009-106, Class XI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.80%, 6.80% Cap)
6.65% 05/20/37
2
22,630,150 3,466,504
Ginnie Mae,
Series 2009-124, Class SC (IO)
(-1.00 X LIBOR USD 1-Month plus 6.48%, 6.48% Cap)
6.33% 12/20/39
2
3,691,982 869,167
Ginnie Mae,
Series 2009-17, Class P
4.00% 08/16/38 2,964 2,997
Ginnie Mae,
Series 2009-66, Class XS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.80%, 6.80% Cap)
6.65% 07/16/39
2
33,590 5,175
Ginnie Mae,
Series 2009-8, Class PS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.30%, 6.30% Cap)
6.15% 08/16/38
2
51,642 4,873
Ginnie Mae,
Series 2010-4, Class SL (IO)
(-1.00 X LIBOR USD 1-Month plus 6.40%, 6.40% Cap)
6.25% 01/16/40
2
47,248 10,765
Ginnie Mae,
Series 2010-4, Class SM (IO)
(-1.00 X LIBOR USD 1-Month plus 5.80%, 5.80% Cap)
5.65% 01/16/40
2
8,590,631 1,724,150
Ginnie Mae,
Series 2010-6, Class BS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.50%, 6.50% Cap)
6.35% 09/16/39
2
1,774,616 144,600
Ginnie Mae,
Series 2011-146, Class EI (IO)
5.00% 11/16/41 108,743 22,616
Ginnie Mae,
Series 2013-113, Class LY
3.00% 05/20/43 51,184,000 55,737,490
Ginnie Mae,
Series 2014-108, Class PA
2.63% 12/20/39 11,555,789 11,997,452
Ginnie Mae,
Series 2018-124, Class NW
3.50% 09/20/48 1,502,911 1,612,175
Ginnie Mae,
Series 2019-1, Class NP
3.50% 01/20/49 22,877,816 24,243,798
Ginnie Mae,
Series 2019-119, Class JE
3.00% 09/20/49 23,513,366 24,045,046
Ginnie Mae,
Series 2019-15, Class GT
3.50% 02/20/49 23,364,156 24,948,668
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae,
Series 2019-44, Class CA
3.50% 12/20/48 $ 10,061,001 $ 10,494,045
Ginnie Mae,
Series 2019-71, Class PT
3.00% 06/20/49 7,021,216 7,285,787
Ginnie Mae,
Series 2019-86, Class C
2.50% 03/20/49 26,710,826 28,131,787
Ginnie Mae,
Series 2019-90, Class HE
3.00% 07/20/49 28,132,329 29,340,176
UMBS (TBA)
1.50% 01/01/36 436,700,000 449,357,479
2.00% 01/01/36 562,725,000 588,382,626
2.00% 01/01/51 3,659,400,000 3,802,917,094
2.00% 02/01/51 2,925,275,000 3,035,315,508
2.50% 01/01/51 1,651,550,000 1,741,094,960
2.50% 02/01/51 918,150,000 966,388,775
27,919,790,215
Total Mortgage-Backed
(Cost $33,517,494,483) 34,325,503,659
MUNICIPAL BONDS — 1 .79% *
Arizona — 0 .04%
Maricopa County Industrial Development Authority Revenue
Bonds, Health, Hospital and Nursing Home Improvements,
Series 2017D
3.00% 01/01/48 27,830,000 29,954,542
Maricopa County Industrial Development Authority Revenue
Bonds, Health, Hospital and Nursing Home Improvements,
Series 2019E
3.00% 01/01/49 6,990,000 7,512,293
37,466,835
California — 0 .57%
City of San Francisco Public Utilities Commission Water
Revenue Bonds, Series E
2.83% 11/01/41 16,975,000 17,522,443
Los Angeles Community College District General Obligation
Bonds
2.34% 08/01/33 58,890,000 61,896,628
Los Angeles Department of Airports Revenue Bonds, Port,
Airport and Marina Improvements
5.00% 05/15/33 4,000,000 5,135,710
Los Angeles Department of Airports Revenue Bonds, Port,
Airport and Marina Improvements, Series A
5.00% 05/15/35 4,000,000 5,089,950
5.00% 05/15/36 1,110,000 1,406,414
5.00% 05/15/44 7,185,000 8,928,297
Los Angeles Department of Airports Revenue Bonds, Port,
Airport and Marina Improvements, Series C
5.00% 05/15/34 12,280,000 16,184,029

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 45
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
California (continued)
Los Angeles Department of Water & Power Power System
Revenue, Build America Taxable Bonds, Water Utility
Improvements, Series SY
6.01% 07/01/39 $ 350,000 $ 498,050
Los Angeles Department of Water & Power Power
System Revenue, Taxable Bonds, Electric Light & Power
Improvements, Series C
5.52% 07/01/27 12,625,000 16,055,844
Los Angeles Unified School District General Obligation Bonds,
School Improvements, Series C
4.00% 07/01/44 10,000,000 12,057,150
Los Angeles Unified School District, Build America Bonds,
School Improvements, Series RY
6.76% 07/01/34 12,165,000 18,314,529
Los Angeles Unified School District, Build America Taxable
Bonds, School Improvements, Series KR
5.75% 07/01/34 10,755,000 15,187,136
Regents of the University of California Medical Center Pooled
Revenue, Taxable Bonds, Health, Hospital and Nursing Home
Improvements, Series N
3.01% 05/15/50 153,305,000 164,692,497
3.26% 05/15/60 40,075,000 45,051,914
San Francisco City & County Airport Comm-San Francisco
International Airport, Airport and Marina Improvements, Series
A
5.00% 05/01/49 70,765,000 87,188,849
University of California, Taxable, College & University, Revenue
Bonds, University & College Improvements, Series AP
3.93% 05/15/45 30,115,000 35,812,457
511,021,897
Colorado — 0 .05%
City & County of Denver Airport System Revenue Bonds,
Series C
2.04% 11/15/28 14,000,000 14,154,038
2.39% 11/15/31 6,010,000 6,061,846
2.52% 11/15/32 13,450,000 13,629,357
2.62% 11/15/33 9,000,000 9,149,157
2.72% 11/15/34 5,000,000 5,100,005
48,094,403
Florida — 0 .10%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series A
5.00% 10/01/49 28,700,000 34,927,326
Greater Orlando Aviation Authority Revenue Bonds, Port,
Airport and Marina Improvements, Series A
4.00% 10/01/44 5,665,000 6,510,614
4.00% 10/01/49 11,500,000 13,107,240
5.00% 10/01/54 1,425,000 1,764,674
Greater Orlando Aviation Authority, Port, Airport and Marina
Improvements, Series A
5.00% 10/01/44 10,000,000 12,400,000
5.00% 10/01/49 17,435,000 21,639,799
90,349,653
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
Massachusetts — 0 .11%
Commonwealth of Massachusetts, Public Improvements,
Series C
3.00% 03/01/48 $ 59,745,000 $ 65,447,660
3.00% 03/01/49 26,430,000 28,909,927
94,357,587
Missouri — 0 .01%
Health & Educational Facilities Authority of the State of
Missouri, Taxable Revenue Bonds, Washington University,
University and College Improvements
3.65% 08/15/57 8,515,000 10,784,844
New Jersey — 0 .00%
Jersey City Municipal Utilities Authority, Taxable Bonds, Water
Utility Improvements, Series B
5.47% 05/15/27 400,000 453,256
New Jersey State Turnpike Authority, Build America Taxable
Bonds, Highway Improvements, Series A
7.10% 01/01/41 285,000 466,120
New Jersey Turnpike Authority, Taxable Bonds, Highway
Revenue, Series F
3.73% 01/01/36 300,000 354,105
1,273,481
New York — 0 .87%
City of New York General Obligation Bonds, Public
Improvements, Series D-1
4.00% 03/01/50 7,000,000 8,128,610
City of New York General Obligation Bonds, Series D
1.72% 08/01/29 30,000,000 30,670,500
City of New York, Build America Bonds, Public Improvements
4.77% 10/01/23 4,420,000 4,930,820
5.21% 10/01/31 6,420,000 8,101,526
5.52% 10/01/37 6,075,000 8,576,017
Metropolitan Transportation Authority, Green Taxable Bonds,
Transit Improvements, Series C2
5.18% 11/15/49 48,140,000 55,348,964
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements
4.00% 05/01/42 3,150,000 3,785,796
4.00% 05/01/43 3,750,000 4,482,937
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series B3
2.00% 08/01/35 4,055,000 3,945,556
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series C
4.00% 05/01/43 5,000,000 5,762,350
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series D
2.40% 11/01/32 17,295,000 17,972,685
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Series A
4.00% 11/01/35 12,450,000 15,380,606

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
46 / December 2020
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
New York (continued)
New York City Transitional Finance Authority Future
Tax Secured Revenue Bonds, Taxable Bonds, Public
Improvements, Subseries C5
3.90% 05/01/31 $ 15,000,000 $ 17,182,950
New York City Transitional Finance Authority Future
Tax Secured Revenue Bonds, Taxable Bonds, Public
Improvements, Subseries FI
4.00% 08/01/33 6,450,000 7,360,611
New York City Transitional Finance Authority Future
Tax Secured Revenue Bonds, Taxable Bonds, Public
Improvements, Subseries SU
3.88% 08/01/31 3,135,000 3,601,864
New York City Transitional Finance Authority Revenue,
Future Tax Secured Revenue, Build America Bonds, Public
Improvements
5.51% 08/01/37 25,000,000 34,390,250
New York City Transitional Finance Authority Revenue, Future
Tax Secured Revenue, Qualified School Construction Bonds,
School Improvements, Series G-3
5.27% 05/01/27 13,135,000 16,348,215
New York City Water & Sewer System Revenue Bonds, Series
AA
4.00% 06/15/50 10,400,000 12,487,176
5.00% 06/15/50 5,575,000 7,289,981
New York City Water & Sewer System Revenue Bonds, Series
EE
3.50% 06/15/42 60,000,000 76,447,801
New York City Water & Sewer System Revenue Bonds, Water
Utility Improvements
3.00% 06/15/50 25,595,000 27,481,096
New York State Dormitory Authority Revenue Bonds, Health,
Hospital and Nursing Home Improvements, Series A
4.00% 07/01/50 40,195,000 45,954,141
4.00% 07/01/53 4,855,000 5,531,569
New York State Dormitory Authority Revenue Bonds, School
Improvements, Series A
4.00% 03/15/48 9,870,000 11,353,461
New York State Dormitory Authority Revenue Bonds, University
& College Improvements, Series A
3.00% 03/15/38 85,645,000 93,782,131
4.00% 03/15/44 7,265,000 8,619,269
4.00% 03/15/47 44,155,000 52,414,194
New York State Dormitory Authority Revenue Bonds, University
& College Improvements, Series E
4.00% 03/15/46 63,215,000 74,172,688
New York State Dormitory Authority, Build America Bonds,
University & College Improvements
5.29% 03/15/33 44,990,000 56,446,703
New York State Dormitory Authority, Unrefunded Build America
Bonds, University & College Improvements
5.43% 03/15/39 21,400,000 28,553,164
New York State Urban Development Corp. Revenue Bonds,
Economic Improvements, Series E
4.00% 03/15/43 18,715,000 22,075,091
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
New York (continued)
New York State Urban Development Corp., Build America
Taxable Bonds, Public Improvements
5.77% 03/15/39 $ 150,000 $ 196,770
Port Authority of New York & New Jersey Revenue Bonds,
Economic Improvements
4.46% 10/01/62 8,260,000 11,011,323
Port Authority of New York & New Jersey Revenue Bonds, Port,
Airport and Marina Improvements, Series 221
4.00% 07/15/50 5,220,000 6,030,562
785,817,377
Texas — 0 .04%
North Texas Tollway Authority Revenue Bonds
2.23% 01/01/32 6,065,000 6,131,926
2.33% 01/01/33 8,765,000 8,892,902
2.43% 01/01/34 10,000,000 10,187,103
2.53% 01/01/35 8,000,000 8,187,965
Texas A&M University, Taxable Bond, University & College
Improvements, Series B
2.69% 05/15/25 350,000 382,406
Texas Transportation Commission State Highway Fund, Build
America Taxable Bonds, Highway Improvements, Series B
5.18% 04/01/30 3,075,000 3,968,011
37,750,313
Total Municipal Bonds
(Cost $1,504,517,035) 1,616,916,390
U.S. TREASURY SECURITIES — 43 .34%
U.S. Treasury Bonds — 6 .67%
U.S. Treasury Bonds
1.38% 08/15/50 1,740,847,000 1,630,684,026
U.S. Treasury Bonds (WI)
1.63% 11/15/50 4,430,666,000 4,414,743,294
6,045,427,320
U.S. Treasury Notes — 36 .67%
U.S. Treasury Notes
0.13% 09/30/22 5,668,339,000 5,669,003,273
0.13% 10/31/22 4,172,946,000 4,173,435,028
0.13% 11/30/22 7,322,292,000 7,323,150,099
0.13% 12/31/22 1,247,543,000 1,247,713,564
0.25% 10/31/25 4,158,366,000 4,140,660,509
0.38% 03/31/22 79,520,000 79,785,584
0.38% 11/30/25 4,859,585,000 4,866,608,607
0.38% 12/31/25 4,040,281,000 4,043,595,283
U.S. Treasury Notes (WI)
0.88% 11/15/30 1,670,412,000 1,665,061,470
33,209,013,417
Total U.S. Treasury Securities
(Cost $39,204,618,940) 39,254,440,737
Total Bonds — 109 .70%
(Cost $96,642,224,247)
99,359,408,688

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 47
Issues Shares Value
COMMON STOCK — 0 .00%
Electric — 0 .00%
Homer City Holdings
LLC
†,4,5,7,10
1,180,703 $ —
Total Common Stock
(Cost $65,187,440)
Purchased Options - 0.01%
(Cost $8,989,387) 5,706,250
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 6 .12%
Commercial Paper — 0 .04%
Ford Motor Credit Co. LLC
2.88%
11
01/08/21
1
$ 38,155,000 38,147,157
Foreign Government Obligations — 1 .82%
Japan Treasury Discount Bill,
Series 956
(Japan)
0.00%
11
03/15/21
3
89,545,000,000 867,476,782
Japan Treasury Discount Bill,
Series 958
(Japan)
0.00%
11
03/22/21
3
80,740,000,000 782,195,388
1,649,672,170
Money Market Funds — 0 .00%
Fidelity Investments Money Market Funds - Government
Portfolio
0.01%
12,13
3,531,010 3,531,010
U.S. Agency Discount Notes — 1 .33%
Fannie Mae Discount Notes
0.09%
11
06/02/21 100,000,000 99,962,750
Federal Home Loan Bank
0.10%
11
01/29/21 200,000,000 199,991,666
0.07%
11
02/04/21 200,000,000 199,987,944
0.10%
11
02/08/21 150,000,000 149,989,791
0.08%
11
02/12/21 300,000,000 299,977,251
0.08%
11
02/22/21 250,000,000 249,976,180
1,199,885,582
U.S. Treasury Bills — 2 .93%
U.S. Treasury Bills
0.07%
11
01/19/21 200,000,000 199,997,500
0.12%
11
01/28/21 504,340,000 504,318,137
0.11%
11
02/04/21 750,000,000 749,956,425
0.11%
11
02/11/21 500,000,000 499,965,700
Issues
Maturity
Date
Principal
Amount/Shares Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills (continued)
0.10%
11
02/16/21 $ 700,000,000 $ 699,949,831
2,654,187,593
Total Short-Term Investments
(Cost $5,534,120,833) 5,545,423,512
Total Investments Before Written Options - 115.83%
(Cost $102,250,521,907) 104,910,538,450
Written Options - 0.00%
(Cost $(4,965,762)) (2,075,000)
Liabilities in Excess of Other Assets - (15.83)% (14,334,087,741)
Net Assets - 100.00% $ 90,574,375,709
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at December 31, 2020.
3
U.S. dollar-denominated security issued by foreign-domiciled entity.
4
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
5
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $18,384,039, which is 0.02% of total net assets.
6
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
7
Non-income producing security.
8
Security is currently in default with regard to scheduled interest or principal payments.
9
Zero coupon bond. The rate shown is the effective yield as of December 31, 2020.
10
Affiliated investment.
11
Represents annualized yield at date of purchase.
12
Represents the current yield as of December 31, 2020.
13
Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $3,531,010.
†
Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00%
of total net assets. Fair valued securities are not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale. See Notes to Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
48 / December 2020
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value:
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(BKNT): Bank Note
(CLO): Collateralized Loan Obligation
(EMTN): Euro Medium-Term Note
(GBP): British Pound
(GMTN): Global Medium-Term Note
(IO): Interest Only
(JPY): Japanese Yen
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(PO): Principal Only
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar
(WI): When Issued
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation/
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
GBP 300,000 USD 395,283 Goldman Sachs International 01/22/21 $ 14,872
USD 12,802,706 GBP 9,900,000 Goldman Sachs International 01/22/21 (732,417)
USD 243,440,107 JPY 25,300,000,000 Citigroup Global Markets, Inc. 03/15/21 (1,810,972)
USD 617,281,681 JPY 64,245,000,000 Goldman Sachs International 03/15/21 (5,491,266)
USD 655,564,800 JPY 67,865,000,000 Citigroup Global Markets, Inc. 03/22/21 (2,356,292)
USD 123,879,671 JPY 12,875,000,000 Goldman Sachs International 03/22/21 (937,747)
(11,328,694)
NET UNREALIZED DEPRECIATION $ (11,313,822)
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation/
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five Year Note 85 03/31/21 $ 10,723,945 $ 7,304 $ 7,304
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ultra Bond 6,931 03/22/21 (1,480,201,688) (6,931,000) (6,931,000)
U.S. Treasury Ten Year Note 3,000 03/22/21 (414,234,375) (429,440) (429,440)
(1,894,436,063) (7,360,440) (7,360,440)
TOTAL FUTURES CONTRACTS $ (1,883,712,118) $ (7,353,136) $ (7,353,136)
Description
Number of
contracts
Exercise
Price
Expiration
Date
Notional
Amount Value
PURCHASED PUT OPTIONS EXCHANGE TRADED
IMM Eurodollar 3 Year MIDCV Future Options 41,500 $ 99.38 03/12/21 $ (3,259,534,780) $ 5,706,250
Description
Number of
contracts
Exercise
Price
Expiration
Date
Notional
Amount Value
WRITTEN PUT OPTIONS EXCHANGE TRADED
IMM Eurodollar 3 Year MIDCV Future Options 41,500 $ 99.13 03/12/21 $ 523,135,212 $ (1,296,875)
IMM Eurodollar 3 Year MIDCV Future Options 41,500 99.00 03/12/21 230,096,947 (778,125)
TOTAL WRITTEN OPTIONS $ 753,232,159 $ (2,075,000)

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 49
Security Valuation:
Fixed income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees
(the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The
Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g., U.S. Treasury Note) or benchmark
(e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P
500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level
2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the
Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the
Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its
NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements:
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
50 / December 2020
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December 31,
2020 is as follows:
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
TOTAL RETURN BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Commercial Paper $ — $ 38,147,157 $ — $ 38,147,157
Foreign Government Obligations — 1,649,672,170 — 1,649,672,170
Money Market Funds 3,531,010 — — 3,531,010
U.S. Agency Discount Notes — 1,199,885,582 — 1,199,885,582
U.S. Treasury Bills 2,654,187,593 — — 2,654,187,593
Long-Term Investments:
Asset-Backed Securities — 3,389,179,769 — 3,389,179,769
Bank Loans — 878,524,653 4,219,330 882,743,983
Common Stock — — — —
Corporates — 19,097,910,705 4,637,030 19,102,547,735
Foreign Government Obligations — 788,076,415 — 788,076,415
Mortgage-Backed — 34,315,975,980 9,527,679 34,325,503,659
Municipal Bonds — 1,616,916,390 — 1,616,916,390
Purchased Options 5,706,250 — — 5,706,250
U.S. Treasury Securities 39,254,440,737 — — 39,254,440,737
Other Financial Instruments
*
Assets:
Foreign currency exchange contracts — 14,872 — 14,872
Interest rate contracts 7,304 — — 7,304
Liabilities:
Foreign currency exchange contracts — (11,328,694) — (11,328,694)
Interest rate contracts (9,435,440) — — (9,435,440)
Total $ 41,908,437,454 $ 62,962,974,999 $ 18,384,039 $ 104,889,796,492
*Other financial instruments include foreign currency exchange contracts, futures and written options. Interest rate contracts include futures and written options.

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 51
For the period ended December 31, 2020 , a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level
3 investments for which significant unobservable inputs were used in determining fair value:
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2020 are as follows:
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
TOTAL RETURN
BOND FUND
ASSET-BACKED
SECURITIES
BANK
LOANS
COMMON
STOCK CORPORATES
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2020 $ 3,430,498 $ 6,069,565 $ 64,939 $ 5,264,767 $ 11,260,792
Accrued discounts/premiums — 63,115 — (16,929) (924,640)
Realized (loss) (14,419,023) (471,332) — (67,964) —
Change in unrealized appreciation/
(depreciation)* 12,260,365 64,101 (64,939) 8,751 (808,473)
Purchases — 1,304,800 — — —
Sales (1,271,840) (2,810,919) — (551,595) —
Transfers into Level 3** — — — — —
Transfers out of Level 3** — — — — —
Balance as of
December 31, 2020
$ — $ 4,219,330 $ — $ 4,637,030 $ 9,527,679
*The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2020 was $(800,560) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2020.
TOTAL RETURN BOND FUND
FAIR VALUE
AT 12/31/20 VALUATION TECHNIQUE*
UNOBSERVABLE
INPUT RANGE
WEIGHTED
AVERAGE
Bank Loans $4,219,330 Third-party Vendor Vendor Prices $72.00 $72.00
Corporate Securities $4,637,030 Third-party Vendor Vendor Prices 117.77 117.77
Mortgage-Backed Securities-Non Agency $9,527,679 Third-party Vendor Vendor Prices 0.83 - 2.38 1.78
Investment transactions in the shares of affiliated issuers for the period ended December 31, 2020 were as follows:
VALUE AT
BEGINNING
OF YEAR PURCHASES SALES
DIVIDEND/
INTEREST
VALUE AT
END
OF PERIOD
REALIZED
GAIN/
LOSS
CHANGE IN
UNREALIZED
APPRECIATION/
(DEPRECIATION)
Homer City Holdings LLC $ 64,939 $ — $ — $ — $ – $ — $ (64,939)